      As filed with the Securities and Exchange Commission on May 1, 2008


                                                              File No. 333-48140
                                                                       811-08914
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No.                                               [_]
   Post-Effective Amendment No. 13                                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 121                                                         [X]
                        (Check appropriate box or boxes.)

                                   ----------

                        PHL Variable Accumulation Account
                           (Exact Name of Registrant)

                         PHL Variable Insurance Company
                               (Name of Depositor)

                                   ----------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, Including Area Code)

                                   ----------

                               John H. Beers, Esq.
                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                     (Name and Address of Agent for Service)

                                   ----------

                                   ----------

It is proposed that this filing will become effective (check appropriate box) [_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2008 pursuant to paragraph (b) of Rule 485
[_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_]  on         pursuant to paragraph (a)(1) of Rule 485
        -------

If appropriate, check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                                   ----------

Title of Securities Being Registered: Immediate Variable Annuity Contracts

================================================================================

                                     PART A

                           Phoenix Income Choice(R)
                       PHL Variable Accumulation Account
                   Issued by: PHL Variable Insurance Company


 PROSPECTUS                                                       May 1, 2008


  This prospectus describes a single premium immediate fixed and variable annuity contract offered to groups and individuals. The contract offers a variety of variable investment options and one fixed investment option. You may allocate the premium to one or more of the investment options of the PHL Variable Accumulation Account ("Separate Account") and the Fixed Income Allocation ("FIA"). The following variable investment options are available:


 AIM Variable Insurance Funds - Series  The Phoenix Edge Series Fund
 I Shares                               .  Phoenix Capital Growth Series
 .  AIM V.I. Capital Appreciation Fund  .  Phoenix Growth and Income Series
 .  AIM V.I. Core Equity Fund/1/        .  Phoenix Mid-Cap Growth Series
 .  AIM V.I. Mid Cap Core Equity        .  Phoenix Money Market Series
    Fund/1/                             .  Phoenix Multi-Sector Fixed Income
 The Alger American Fund - Class O         Series
 Shares                                 .  Phoenix Multi-Sector Short Term
 .  Alger American Capital                 Bond Series
    Appreciation Portfolio/1/           .  Phoenix Strategic Allocation Series
 AllianceBernstein Variable Products    .  Phoenix-Aberdeen International
 Series Fund, Inc. - Class B               Series
 .  AllianceBernstein Balanced Wealth   .  Phoenix-Alger Small-Cap Growth
    Strategy Portfolio                     Series
 .  AllianceBernstein Wealth            .  Phoenix-Duff & Phelps Real Estate
    Appreciation Strategy Portfolio        Securities Series
 DWS Scudder Investments VIT Funds -    .  Phoenix Dynamic Asset Allocation
 Class A                                   Series: Aggressive Growth
 .  DWS Equity 500 Index VIP            .  Phoenix Dynamic Asset Allocation
 .  DWS Small Cap Index VIP                Series: Growth
 Federated Insurance Series             .  Phoenix Dynamic Asset Allocation
 .  Federated Fund for U.S. Government     Series: Moderate
    Securities II                       .  Phoenix Dynamic Asset Allocation
 .  Federated High Income Bond Fund II     Series: Moderate Growth
    - Primary Shares                    .  Phoenix-Sanford Bernstein Mid-Cap
 Fidelity(R) Variable Insurance            Value Series
 Products - Service Class               .  Phoenix-Sanford Bernstein
 .  Fidelity VIP Contrafund(R)             Small-Cap Value Series
    Portfolio                           .  Phoenix-Van Kampen Comstock Series
 .  Fidelity VIP Growth Opportunities   .  Phoenix-Van Kampen Equity 500
    Portfolio                              Index Series/ /
 .  Fidelity VIP Growth Portfolio       PIMCO Variable Insurance Trust -
 .  Fidelity VIP Investment Grade Bond  Advisor Class
    Portfolio                           .  PIMCO VIT CommodityRealReturn/TM/
 Franklin Templeton Variable Insurance     Strategy Portfolio
 Products Trust - Class 2               .  PIMCO VIT Real Return Portfolio
 .  Franklin Flex Cap Growth            .  PIMCO VIT Total Return Portfolio
    Securities Fund                     The Rydex Variable Trust
 .  Franklin Income Securities Fund     .  Rydex Variable Trust Inverse
 .  Mutual Shares Securities Fund          Government Long Bond Strategy
 .  Templeton Developing Markets           Fund/1/
    Securities Fund                     .  Rydex Variable Trust Nova Fund/1/
 .  Templeton Foreign Securities Fund   .  Rydex Variable Trust Sector
 .  Templeton Global Asset Allocation      Rotation Fund/1/
    Fund/2/                             Sentinel Variable Products Trust
 .  Templeton Growth Securities Fund    .  Sentinel Variable Products
 Lazard Retirement Series - Service        Balanced Fund
 Shares                                 .  Sentinel Variable Products Bond
 .  Lazard Retirement Small Cap            Fund
    Portfolio/1/                        .  Sentinel Variable Products Common
 Lord Abbett Series Fund, Inc. - Class     Stock Fund
 VC                                     .  Sentinel Variable Products Mid Cap
 .  Lord Abbett Bond-Debenture             Growth Fund
    Portfolio                           .  Sentinel Variable Products Small
 .  Lord Abbett Growth and Income          Company Fund
    Portfolio                           Summit Mutual Funds, Inc. - Summit
 .  Lord Abbett Mid-Cap Value Portfolio Pinnacle Series
 Neuberger Berman Advisers Management   .  Summit S&P MidCap 400 Index
 Trust - Class S                           Portfolio
 .  Neuberger Berman AMT Small Cap      The Universal Institutional Funds,
    Growth Portfolio                    Inc. - Class II Shares
 .  Neuberger Berman AMT Guardian       .  Van Kampen UIF Equity and Income
    Portfolio                              Portfolio
 Oppenheimer Variable Account Funds -   Wanger Advisors Trust
 Service Shares                         .  Wanger International Select
 .  Oppenheimer Capital Appreciation    .  Wanger International Small Cap/3/
    Fund/VA                             .  Wanger Select
 .  Oppenheimer Global Securities       .  Wanger U.S. Smaller Companies/4/
    Fund/VA
 .  Oppenheimer Main Street Small Cap
    Fund/VA


  /1/Closed to new investment on May 1, 2006. /2/Closed to new investment on
      October 29, 2001. /3 /Effective June 1, 2008, to be known as Wanger International/. 4/ Effective June 1, 2008, to be known as Wanger USA. See
                    Appendix A for additional information.

  The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

  The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Purchasing a variable annuity within a qualified plan does not provide any additional tax benefit. Variable annuities should not be sold in qualified plans because of the tax-deferral feature alone, but rather when other benefits, such as lifetime income payments and death benefit protection support the recommendation.
  This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2008, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


       [GRAPHIC]                              [GRAPHIC]
                 PHL Variable Insurance
                 Company                                Tel. 800/541-0171
                 Annuity Operations Division
                 PO Box 8027
                 Boston, MA 02266-8027

                               TABLE OF CONTENTS


Heading                                             Page
--------------------------------------------------------

Glossary of Special Terms..........................    3
Summary of Expenses................................    4
Contract Summary...................................    7
Financial Highlights...............................    8
Financial Statements...............................    8
Performance History................................    8
The Immediate Annuity..............................    8
PHL Variable and the Separate Account..............    8
The Variable Investment Options....................    9
 Administrative, Marketing and Support Service Fees    9
FIA................................................   10
Purchase of Contracts..............................   10
 Minimum Premium...................................   10
 Premium Allocation................................   10
 General Information...............................   10
Optional Rider.....................................   10
 Guaranteed Minimum Payment Rider..................   10
Internet, Interactive Voice Response and Telephone
  Transfers........................................   11
Market Timing and Other Disruptive Trading.........   11
Deductions and Charges.............................   12
 Deductions from the Premium.......................   12
 Deductions from the Commuted Value................   12
 Deductions from Annuity Payments..................   13
 Deductions from the Separate Account..............   13
 Reduced Charges...................................   13
 Other Charges.....................................   13
Death Benefit......................................   14
 Payment Upon Death Before the Annuity Start Date..   14
 Payment Upon Death On or After the Annuity Start
   Date............................................   15
The Annuity Period.................................   15
 Payment Options...................................   15
 Other Conditions..................................   16
 Full and Partial Withdrawals......................   16
 Determination of the Commuted Value...............   16
 Adjusted Commutation Rate.........................   17


Heading                                            Page

Separate Account Valuation Procedures.............   17
 Valuation Date...................................   17
 Valuation Period.................................   17
 Annuity Unit Value...............................   17
 Net Investment Factor............................   17
Miscellaneous Provisions..........................   17
 Assignment.......................................   17
 Payment Deferral.................................   17
 Free Look Period.................................   18
 Amendments to Contracts..........................   18
 Substitution of Fund Shares......................   18
 Ownership of the Contract........................   18
Federal Income Taxes..............................   18
 Introduction.....................................   18
 Income Tax Status................................   18
 Taxation of Annuities in General--Nonqualified
   Plans..........................................   19
 Additional Considerations........................   19
 Owner Control....................................   20
 Diversification Standards........................   21
 Taxation of Annuities in General--Qualified Plans   21
Sales of Contracts................................   25
Servicing Agent...................................   26
State Regulation..................................   26
Reports...........................................   26
Voting Rights.....................................   27
Texas Optional Retirement Program.................   27
The Phoenix Companies, Inc. - Legal Proceedings
  about Company Subsidiaries......................   27
SAI Table of Contents.............................   28
APPENDIX A--Investment Options....................  A-1
APPENDIX B--Deductions for Taxes..................  B-1
APPENDIX C--Financial Highlights..................  C-1
APPENDIX D--Illustrations of Annuity Payments
  Assuming Hypothetical Rates of Return...........  D-1

Glossary of Special Terms
--------------------------------------------------------------------------------

Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.

Annuitant: The person on whose continuation of life a contract is issued. The annuitant may not be changed after the contract date.

Annuity Start Date: The annuity start date is one month after the contract date and is the date that we calculate and make the first annuity payment. In addition, we will use the previous valuation date if the annuity start date should fall on a non-valuation date.

Annuity Payment: The amount we pay on each payment calculation date. It is the sum of the fixed annuity payment and the variable annuity payment.


Annuity Unit: A standard of measurement used in determining the amount of each annuity payment. The number of annuity units in each investment option with assets under the chosen option is equal to the portion of the first payment provided by that investment option divided by the annuity unit value for that investment option on the first payment calculation date.

Annuity Unit Value: On the first valuation date selected by us, we set all annuity unit values in each investment option of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for that investment option for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.


Assumed Interest Rate: The rate that you select at purchase and is used to determine the variable payment option rate.

Beneficiary(ies): The individual(s) or entity(ies) named in the Contract to receive certain benefits.

Contract: The single premium immediate fixed and variable annuity contract described in this prospectus.

Contract Anniversary: The same date each year as the contract date.

Contract Date: The date by which the contract years and anniversaries are measured. The contract date must precede the death of any owner, annuitant and joint annuitant.

Contract Year: Each 12-month period starting with the contract date and each contract anniversary thereafter.

FIA: The Fixed Income Allocation is an account within our General Account.

Final Payment Date: The date on which the last period certain annuity payment is scheduled to be made.

Fixed Annuity Payment: The fixed annuity payments are funded by the FIA.

Joint Annuitant: The contract will only have a joint annuitant if the payment option provides for a survivor. The joint annuitant is one of the lives upon whose continuation of life this contract is issued. The joint annuitant may not be changed after the contract date.

Net Asset Value: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

Owner (Owner, You, Your): The individual or entity who possesses all rights under the contract. One or more owners are possible.

Payee: The person named to receive annuity payments.

Payment Option: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as a single life annuity.

Period Certain Change Date: The date of the most recent change, if any, of the period certain.

PHL Variable (Our, Us, We, Company): PHL Variable Insurance Company.

Underlying Interest Rate: The interest rate used to calculate fixed payment option rate.


Variable Annuity Payment: The variable annuity payments are funded by one or more investment options and may vary with the investment experience of the investment options.

Summary of Expenses
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


OWNER TRANSACTION EXPENSES
  Withdrawal Charge/1/ (as a percentage of withdrawal amount)

       Contract                   Withdrawal
         Year                       Charge
            --------              ----------
          1......................    7%                         This table describes the fees and expenses that you will
          2......................    6%                         pay at the time that you make full or partial withdrawals
          3......................    5%                         or transfer Annuity Units between the investment
          4......................    4%                         options. State Premium taxes may also be deducted.
          5......................    3%
          6......................    2%
          7......................    1%
          8+.....................    None

  Transfer Charge/2/
     Current..................................      None
     Maximum..................................      $20


ANNUAL PAYMENT CHARGE                                 This table describes the fees and expenses that you will
  Maximum/3/................................... $24   pay periodically while you own the Contract, not
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a        including annual fund fees and expenses.
percentage of average Separate Account value)
  Maximum Risk and Administrative Fee.......... 1.25%
  Maximum Additional Separate Account Expense.. None
  Maximum Total Separate Account Expense....... 1.25%

                             Optional Benefit Fees

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

         GUARANTEED MINIMUM PAYMENT RIDER

(as a percentage of average Separate Account value)
       Maximum Risk and Administrative Fee/4/..... 1.00%

/1/ A withdrawal charge is taken from the proceeds when a withdrawal is made prior to the 8/th/ Contract Year. See "Deductions from the Commuted Value--Withdrawal Charges."
/2/ We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers each Contract Year.
/3/ The annual payment charge is deducted from each Annuity Payment in equal amounts up to the maximum $24 per Contract Year. See "Deductions from Annuity Payments."
/4/ The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%. See "Guaranteed Minimum Payment Rider."


The table below shows the minimum and maximum fees and expenses as a percentage of daily net assets, for the year ended December 31, 2007, charged by the funds that you may pay indirectly during the time that you own the contract. More detail concerning each of the fund's fees and expenses is contained in the prospectus for each fund. Total Annual Fund Operating Expenses are deducted from a fund's assets and include management fees, distribution fees, distribution and/or 12b-1 fees, and other expenses.


--------------------------------------------------------------------------------


        Total Annual Fund Operating Expenses

                                      Minimum Maximum
                                      ------- -------
Gross Annual Fund Operating Expenses.  0.31%   3.83%
Net Annual Fund Operating Expenses/1/  0.28%   3.83%


/1/ Phoenix Variable Advisors, Inc, advisor to the Phoenix Edge Series Fund, and other advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2009. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund's prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

EXPENSE EXAMPLES

If you withdraw your remaining commuted value at the end of the applicable time period, your costs will be:



                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                        $1,262 $2,176  $3,076   $5,464


If you do not withdraw your remaining commuted value at the end of the applicable time period, your costs will be:



                        1 Year 3 Years 5 Years 10 Years
                        -------------------------------
                         $562. $1,676  $2,776   $5,464





These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other immediate annuity contracts. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, maximum annual administrative charges, maximum transfer charges, maximum contract fees, maximum of all applicable riders and benefit fees, separate account annual expenses and the maximum annual fund operating expenses that were charged for the year ended 12/31/07.


The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Your actual costs may be higher or lower based on these assumptions.

Contract Summary
--------------------------------------------------------------------------------

  This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

Overview
  The contract is designed to provide regular income payments. It offers a combination of variable and fixed payments. Variable annuity payments will vary based upon the performance of the underlying funds.


Suitability
  Annuities are designed for long-term financial planning and are not designed for short-term investment strategies. You should make sure you understand all the options for payment and how long you must wait before annuity payments begin. Additionally, while an annuity offers the potential for appreciation, fees, charges, and poor investment performance can negatively affect the value of your annuity. You bear the investment risk, whether a gain or loss, for any contract value allocated to the Separate Account.

  Annuities that are offered to fund a qualified plan, such as an Individual Retirement Account, do not provide any additional tax deferred advantages. If your only or main investment objective is tax deferral, an annuity product may be more expensive than other products that provide tax deferred benefits.

Replacements
  Replacing any existing contract with this contract may not be to your advantage. You should talk with your registered representative before you replace your variable annuity contract. You should carefully compare the risks, charges, and benefits of your existing contract to the replacement policy to determine if replacing your existing contract benefits you. Additionally, replacing your contract could result in adverse tax consequences so you should also consult with your tax professional. You should know that once you have replaced your variable annuity contract, you generally cannot reinstate it unless the insurer is required to reinstate the previous contract under state law. This is true even if you choose not to accept your new variable annuity contract during your "free look" period.

Conflicts of Interest
  Broker-dealers and registered representatives often sell products issued by several different and unaffiliated insurance companies and the amount of compensation payable may vary significantly. Additionally, compensation paid to a broker-dealer or registered representative will also vary between products issued by the same insurance company, including additional compensation payable as part of certain service arrangements. A broker-dealer and its registered representatives may have an incentive to promote or sell one product over another depending on these differences in the compensation, potentially resulting in the sale of a product that may not be the best product to suit your needs. You should talk to your registered representative if you have questions about potential conflicts of interest that may be created by varying compensation plans. You can find more information about the types of compensation arrangements we offer in the "Sales of Contracts" section of this prospectus.


Investment Features

Minimum Contribution
..  Generally, the minimum premium is $35,000.

..  Premiums greater than $1,000,000 require authorization.

Allocation of Premium

.. You may choose to allocate your premium among one or more of the investment options and/or to the FIA. Each investment option invests directly in a mutual fund.

..  Generally you may make transfers between the investment options.


..  We do not permit transfers to or from the FIA.


.. Variable annuity payments are not guaranteed and will vary based on investment performance of the investment options.


Withdrawals
.. You may make full or partial withdrawals of the commuted value less any applicable tax or withdrawal charges under Payment Options B, D, E and F (Payment Option F was available only with contracts issued prior to May 10, 2004). You may not make any withdrawals under any other Payment Options. Please refer to "Deductions and Charges--Withdrawal Charges" for more information.


..  Withdrawals may be subject to the 10% penalty tax. See "Federal Income
   Taxes."


Death Benefit
.. We calculate the death benefit differently under each payment option and the amount varies based on the option selected.

Deductions and Charges

From the Premium
.. Withdrawal charges--may occur when you request a full or partial withdrawal prior to the 8/th/ contract year. This charge is intended to recoup the costs incurred in issuing the contract. Withdrawal charges are not taken upon the death of the annuitant. A declining withdrawal charge is assessed on withdrawals based on the contract year:

                 ---------------------------------------------
                 Percent       7%  6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Contract Year 1   2   3   4   5   6   7   8+
                 ---------------------------------------------

.. Taxes on the premium currently range from 0% to 3.5% (varies by state or municipality). See "Deductions from the Premium--Tax" and Appendix B.

From Annuity Payments
.. Payment Charge--maximum of $24 each year and deducted from each annuity payment in equal amounts.

.. Transfer Charge--currently, we do not charge for transfers, however, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers per contract year. For more information, see "Deductions and Charges."

From the Separate Account
..  Risk and Administrative fee--varies based on the election of the Guaranteed
   Minimum Payment Rider. For more information, see "Deductions and Charges."

Other Charges or Deductions
  In addition, certain charges are deducted from the assets of the funds for investment management services. See the fund prospectuses for more information.

Additional Information

Free Look Period

  If for any reason you are not satisfied with the contract, you may return it within 10 days after you receive it and cancel the contract. You will receive a refund of the premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the investment options as of the date of cancellation. See "Free Look Period" for more information.


Minimum Payment
  If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.

Financial Highlights
--------------------------------------------------------------------------------


  Financial highlights give the historical value for a single unit of each of the available investment options and the number of units outstanding at the end of each of the past ten years, or since the investment option began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


  More information, including the financial statements for the company and the Separate Account, is in the Statement of Additional Information ("SAI") and in the annual report. You may obtain a copy of the SAI by calling our Annuity Operations Division at 800/541-0171.

Financial Statements
--------------------------------------------------------------------------------


  The financial statements of PHL Variable Accumulation Account as of December 31, 2007, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The financial statements of PHL Variable Insurance Company included herein should be considered only as bearing upon the ability of PHL Variable Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or assets held in the Fixed Income Allocation account.


Performance History
--------------------------------------------------------------------------------


  We may include the performance history of the investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the investment option has not been in existence for at least one year, returns are calculated from inception of the investment option. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at Net Asset Value and the deduction of all applicable contract and surrender charges except for taxes (which may vary by state). See the SAI for more information.


The Immediate Annuity
--------------------------------------------------------------------------------

  PHL Variable issues the immediate variable and fixed annuity contract. If variable annuity payments are elected, the amounts held under a Contract will be invested in the Separate Account and variable annuity payments will vary in accordance with the investment experience of the investment options selected. The owner under a contract bears the risk of investment gain or loss rather than PHL Variable. However, you may allocate all or part of your premium to the FIA, in which case the amounts held under a contract will be transferred to the General Account of PHL Variable and PHL Variable will guarantee specified fixed annuity payments.


  You control the investment objective of the contract on an ongoing basis by reallocating annuity units among the investment options. Once amounts are allocated to the FIA, those amounts cannot be reallocated to the investment options.


PHL Variable and the Separate Account
--------------------------------------------------------------------------------

  We are PHL Variable Life Insurance Company, a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899.

  PHL Variable is a wholly owned company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

  On December 7, 1994, we established the Separate Account under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "Separate Account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of PHL Variable.


  Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several investment options that invest in underlying mutual funds. Obligations under the contracts are obligations of PHL Variable.


  Contributions to the FIA are not invested in the Separate Account; rather, they become part of the general account of PHL Variable (the "General Account"). The general account supports all general account insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any Separate Account such as the Separate Account. For more complete information concerning the FIA, see the "FIA" section of this prospectus.

The Variable Investment Options
--------------------------------------------------------------------------------


  You choose the variable investment options to which you allocate your premium payments. These variable investment options are investment options of the Separate Account. The investment options invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.


  The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

  Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

  In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

  Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

  You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

Administrative, Marketing and Support Service Fees

  The Company and the principal underwriter for the Contracts have entered into agreements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds. We have also entered into agreements with the Phoenix Edge Series Fund and its advisor, Phoenix Variable Advisors, Inc., with whom we are affiliated. These agreements compensate the Company and the principal underwriter for the Contracts for providing certain administrative, marketing, or other support services to the underlying funds.

  Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. As stated previously, such payments are a factor in choosing which funds to offer in the Company's variable products. These payments may be significant and the Company and its affiliates may profit from them.

  The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses and is not paid directly from the assets of your variable insurance product.


  For additional information concerning the available investment options, please see Appendix A.

FIA
--------------------------------------------------------------------------------

  In addition to the Separate Account, you may allocate all or a portion of the premium to the FIA. Premium allocated to the FIA will become part of PHL Variable's general account assets. You do not share in the investment experience of those assets. Allocations to the FIA are only available at issue.

  Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. In addition, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

Purchase of Contracts
--------------------------------------------------------------------------------

Minimum Premium
  Generally, we require a minimum premium of $35,000. The initial payment is due and payable before the contract becomes effective.

  For certain eligible groups, we may reduce the minimum premium amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1)the make-up and size of the prospective group; and

(2)the amount of compensation to be paid to registered representatives on the premium.

  Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium is received. We reserve the right to change these rules from time to time.

Premium Allocation

  The premium received under the contract will be allocated, in any combination to any investment option and/or the FIA in the proportion specified when you purchased the contract, upon receipt.


General Information

  Usually, a contract may not be purchased for an annuitant or joint annuitant who is 90 years of age or older. A premium of more than $1,000,000 cannot be made without our permission. We will credit annuity units for each investment option and/or FIA you selected when you purchased the contract.


Optional Rider
--------------------------------------------------------------------------------

  You may elect additional benefits that are available under your contract. More details will be included in the form of a rider to your contract. if any of these benefits are chosen. The following benefit is currently available (if approved in your state).

Guaranteed Minimum Payment Rider
  This rider is only available when you purchase your contract. It guarantees that each annuity payment will never be less than the guaranteed minimum annuity payment amount. This rider terminates seven years following the Annuity Start Date.

  The guaranteed minimum payment amount will not change unless (1) you take a withdrawal or (2) upon the annuitant or joint annuitant's death under Payment Options C or D where the survivor percentage is less than 100%.

  The guaranteed minimum payment amount following a withdrawal will be reduced by the same percentage as the percentage of the commuted value withdrawn from the contract. If you make a full withdrawal of the commuted value, the guaranteed minimum payment amount will be zero.


  If you select this rider, you must also select one of the following Payment
Options: A, B, C, D or E. The FIA is not available under this rider. This rider requires that all premium payments are allocated to the investment options we designate. Currently, the designated investment option is the DWS Equity 500 Index investment option. We have the right to add and/or substitute the investment options available, subject to approval by the SEC and where required, other regulatory authority and may change the designated investment option prospectively. The charge for this rider is taken in the form of an additional risk and administrative fee of up to 1.00%.


  For contracts issued before May 10, 2004, the guaranteed minimum payment amount is equal to the first payment. The rider terminates when the base contract terminates. If you select this rider, you must also select the 3.0% Assumed Interest Rate. Option E is only available with a specified period certain of 10 to 30 years.

  For contracts issued on or after May 10, 2004, the guaranteed minimum payment amount is calculated on the contract date and is equal to the Premium multiplied by the variable payment option rate. This rider terminates seven years following the Annuity Start Date. If you select this rider, you must also select the 2.5% Assumed Interest Rate. Payment Option E is only available with a specified period certain of 15 to 30 years. If you have chosen Payment
Option E, you may not change the period certain while the rider is in effect.

Internet, Interactive Voice Response and Telephone Transfers
--------------------------------------------------------------------------------


  You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone. The Company may discontinue any of these options and may provide other options at any time.


  PHL Variable and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.

  We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


  After the Annuity Start Date, you may request a transfer of all or a portion of the Annuity Units of the investment options between and among the available investment options. The number of Annuity Units will change as a result of any transfer. Transfers may not be made to or from the FIA.

  You may request transfers by submitting a written request or calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern time on any valuation date, or by writing to the address listed on the first page of this prospectus. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfers changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange privileges may be modified or terminated at any time a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases, you should submit written instructions.



  No surrender charge will be assessed when a transfer is made. Currently, there is no charge for transfers, however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the investment options; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners.


Market Timing and Other Disruptive Trading
--------------------------------------------------------------------------------


  We discourage market timing activity, frequent transfers of contract value among investment options and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among investment options under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes Disruptive Trading that may disadvantage or potentially harm the rights or interests of other policy owners.

  Disruptive Trading includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of an investment option in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

.. dilution of the interests of long-term investors in an investment option, if market timers or others transfer into or out of the investment option rapidly in order to take advantage of market price fluctuations;


.. an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

..  increased brokerage and administrative expenses.

  To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.


  Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the investment options. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any investment option at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):


.. limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

.. restrict the method of making a transfer (e.g., require that all transfers into a particular investment option be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

.. require a holding period for some investment options (e.g., prohibit transfers into a particular investment option within a specified period of time after a transfer out of that investment option),


.. impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

..  impose other limitations or restrictions.

  Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

  Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

  We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

  We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

  We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.


  Orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. Phoenix has entered into information sharing agreements with the underlying funds of this variable product as required by Rule 22c-2 of the Investment Company Act of 1940. The purpose of the information sharing is to provide information to the underlying funds so that they can monitor, warn, and restrict policyholders who may be engaging in disruptive trading practices as determined by the underlying funds. We reserve the right to reject, without prior notice, any transfer request into any investment option if the purchase of shares in the corresponding underlying fund is not accepted for any reason. We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement.


  We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

Deductions and Charges
--------------------------------------------------------------------------------

Deductions from the Premium

Tax
  Any tax charged by a state or municipality on Premium, whether or not characterized as premium tax, any such other state or local taxes imposed or other governmental charge which may be required based on the laws of the state or municipality of delivery, the Owner's state or municipality of residence on the contract Date. Taxes on the Premium currently range from 0% to 3.5%. For a list of states and taxes, see Appendix B.

Deductions from the Commuted Value

Withdrawal Charges
  A deduction for withdrawal charges may be taken from proceeds of full or partial withdrawals. The amount of a withdrawal charge depends on the contract year that the withdrawal is made. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. Withdrawal charges are not taken from death proceeds. The deduction for withdrawal charges is as follows:

                 ---------------------------------------------
                 Percent       7%  6%  5%  4%  3%  2%  1%  0%
                 ---------------------------------------------
                 Contract Year 1   2   3   4   5   6   7   8+
                 ---------------------------------------------

  PHL Variable will pay any distribution costs not paid for by withdrawal charges from the assets of the general account.

Deductions from Annuity Payments

Payment Charge
  We deduct a payment charge from each Annuity Payment. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

  The maximum and current annual payment charge is $24 each year. It is deducted from each Annuity Payment in equal amounts.

Deductions from the Separate Account

Risk and Administrative Fee

  We make a daily deduction from each investment option for the risk and administrative fee. The current fee is based on an annual rate of up to 1.25% for the base contract plus up to 1.00% for the Guaranteed Minimum Payment Rider if elected. It is taken against the daily net assets of the investment options. Although you bear the investment risk of the Series in which you invest, we assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of Annuity Payments) and that our actual expenses may be higher than the expense charges provided for in the contract.


  No risk and administrative fee is deducted from the FIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

Reduced Charges
  We may reduce or eliminate the risk and administrative fee, the withdrawal charge or the payment charge when sales of the contracts are made to certain eligible groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1)the size and type of the group of individuals to whom the contract is offered;

(2)the amount of the premium;

(3)whether there is a pre-existing relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4)internal transfers from other contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

  We will not discriminate against any person regarding reductions or elimination of charges. We will make any such adjustment according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.


  Currently, there is no charge for transfers. We reserve the right to impose a transfer charge. In no event, however, will such transfer charge exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract Year among the investment options. However, we reserve the right to change our policy limiting the number of transfers made each contract year.


Other Charges
  As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


Additional Programs
  You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

Asset Allocation and Strategic Programs
  Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

  We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix Dynamic Asset Allocation Series which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

  You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

Selecting a Program and Option
  If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Annuity Operations Division. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

  The following programs are currently available:

..  AllianceBernstein VPS Balanced Wealth Strategy
  The AllianceBernstein VPS Balanced Wealth Strategy portfolio targets a weighting of 60% equity securities and 40% debt securities with a goal of providing moderate upside potential without excessive volatility. Investments in real estate investment trusts, or REITs, are deemed to be 50% equity and 50% fixed-income for purposes of the overall target blend of the portfolio. The targeted blend for the non-REIT portion of the equity component is an equal weighting of growth and value stocks. This asset allocation option is rebalanced as necessary in response to markets.

..  Franklin Templeton Founding Investment Strategy
  Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Income Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%

..  Franklin Templeton Perspectives Allocation Model
  Through the Franklin Templeton Perspectives Allocation Model, premium payments and contract value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the contract value allocated to the three investment options back to the original allocation percentages in each investment option.

  .  Franklin Flex Cap Growth Securities Fund--34%
  .  Mutual Shares Securities Fund--33%
  .  Templeton Growth Securities Fund--33%



..  Phoenix-Ibbotson Strategic Asset Allocation
  Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of investment options. The options approved for use are:

  .  Conservative Portfolio
  .  Moderately Conservative Portfolio
  .  Moderate Portfolio
  .  Moderately Aggressive Portfolio
  .  Aggressive Portfolio

  On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your initial premium payment (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. If you elected to participate in the Phoenix-Ibbotson Strategic Asset Allocation program on or after September 10, 2007, on an annual basis we will reallocate the contract value allocated to the investment options in the program so that, following this reallocation, the percentage in each of those investment options equals the percentage originally used for the program. We will make this reallocation effective on the valuation date immediately preceding each anniversary of your contract date for as long as the asset allocation program is in effect for your contract. You should consult with your registered representative for the most current information on this program and the options within the program.

..  Phoenix Dynamic Asset Allocation Series
  The Phoenix Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

  .  Phoenix Dynamic Asset Allocation Series: Moderate
  .  Phoenix Dynamic Asset Allocation Series: Moderate Growth
  .  Phoenix Dynamic Asset Allocation Series: Growth
  .  Phoenix Dynamic Asset Allocation Series: Aggressive Growth


Death Benefit
--------------------------------------------------------------------------------

Payment Upon Death Before the Annuity Start Date

Death Benefit

  If any owner, annuitant or joint annuitant should die before the Annuity Start Date, the death benefit will equal the premium received plus any increase or minus any decrease on the premium allocated to the investment options.

Death of Owner
  If the only Owner dies before the Annuity Start Date, the death benefit will be paid to the beneficiary. If the beneficiary has predeceased the owner, the owner's estate will be the beneficiary. If the beneficiary is the spouse of the sole owner, the beneficiary may elect to continue the contract and exercise the rights of the owner.

  If there are multiple owners and one or more owners die before the Annuity Start Date, we will pay the death benefit to the surviving owner(s), who will be deemed to be the beneficiary(ies). If the only owners of the contract are spouses of each other, the surviving spouse may elect to continue the contract.

Death of Annuitant or Joint Annuitant

  If the annuitant or joint annuitant dies before the Annuity Start Date, we will pay the death benefit to the owner(s) who will be deemed the beneficiary(ies). If there is a surviving owner(s), we will pay the death benefit to the beneficiary(ies).


Distribution on Death of Owner
  Any beneficiary, who is a natural person, may within one year after the date of death, elect a payment method. The payment method selected may not extend beyond such beneficiary's life or life expectancy and the payments must begin within one year after death. If a payment method is not elected or the beneficiary is a non-natural person, the entire death benefit will be distributed in a lump sum no later than five years after the date of death.

Payment Upon Death On or After the Annuity Start Date

Death of Owner
  If the only owner dies on or after the Annuity Start Date, any remaining payments will be paid to the payee as if there had been no death. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

  If there are multiple owners and one or more owner dies on or after the Annuity Start Date, the payments continue as if there had been no death with all rights equally vested. Payments will continue under the payment option in effect at the date of death and may not be deferred or otherwise extended.

Death of Annuitant or Joint Annuitant
  If the annuitant or joint annuitant dies on or after the Annuity Start Date, the payment option will determine if annuity payments stop, continue or if a refund will be paid.


Payment of a Lump Sum
  Death benefit proceeds will be payable in a single lump sum, and you should know that we offer the Phoenix Concierge Account ("PCA") as the default method of payment for all death claims greater or equal to $5,000 when the beneficiary is an individual, trust or estate. The PCA is generally not offered to corporations or similar entities. The PCA is an interest bearing checking account that is made available to beneficiaries in lieu of a single check.



  The PCA is not insured by the FDIC, NSUSIF, or any other state or federal agency which insures deposits. The guarantee of principal is based on the claims-paying ability of the company. Also, if the recipient chooses, death benefit proceeds will be payable in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.


The Annuity Period
--------------------------------------------------------------------------------

  The annuity period is that period of time beginning on the Annuity Start Date and during which we make payments to you.

Payment Options

  When you purchase the contract, you must choose among the available payment options subject to state insurance department approval. Variable annuity payments attributed to premium allocated to the investment options depend on investment option investment performance. Premium allocated to the FIA will provide fixed annuity payments.


  Annuity payments begin on the Annuity Start Date. The level of annuity payments will depend on the payment option selected and such factors as the age and sex of the annuitant, the payment option and the payment frequency. The longer the duration of annuity payments, the smaller the payment amount. Conversely, shorter durations lead to comparatively larger annuity payments. Likewise, increased payment frequency reduces annuity payment amounts; while less frequent payments will result in comparatively larger annuity payments. The contract and the SAI provide additional information on the methods used for calculating annuity payments.


  You must select the Assumed Interest Rate for your variable annuity payments at the time of purchase. The current available rates are 3.0%, 5.0% or 6.0% (subject to state availability) on an annual basis. It is used to calculate the variable payment option rate and is the smallest net rate of investment return required ensuring that the dollar amount of variable annuity payments does not decrease. The amount of subsequent variable annuity payments will depend on the relationship between the Assumed Interest Rate and the actual investment performance of each investment option. Although choosing a higher Assumed Interest Rate will generate a higher first variable annuity payment than choosing a lower Assumed Interest Rate, a contract with a higher Assumed Interest Rate must earn a higher net rate of investment return than a contract with a lower Assumed Interest Rate to ensure that the dollar amount of subsequent variable annuity payments does not decrease. The contract will not be issued with variable annuity payments if you do not select an Assumed Interest Rate.


  The following descriptions allow you to compare the basic differences of our currently available payment options.

Option A--Single Life Annuity
  Provides annuity payments during the lifetime of the annuitant. Annuity payments stop with the death of the annuitant.

Option B--Single Life Annuity with Period Certain
  Provides annuity payments during the lifetime of the annuitant. If the annuitant dies during the period certain, the annuity payments will continue for the remainder of the period certain.

Option C--Joint Survivor Life Annuity
  Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). Payments will stop with the death of the surviving annuitant.

Option D--Joint Survivor Life Annuity with Period Certain
  Provides annuity payments during the lifetime of the annuitant and joint annuitant. Upon the first death of one of the annuitants, payments will continue at the selected survivor percentage (100% or 50%). If the selected survivor percentage is 50%, payments will not reduce before the end of the period certain. Payments will stop with the death of the surviving annuitant but not prior to the end of the period certain.

Option E--Annuity for a Specified Period Certain
  Provides annuity payments for a specified period of time, whether the annuitant live or dies. Payments will stop at the end of the period certain. The issue age plus the period certain cannot exceed 100.

Option F--Life Expectancy Annuity
  Not available for contracts issued on or after May 10, 2004.

  For contracts issued prior to May 10, 2004, this option provides annuity payments over the annuitant's annually recalculated life expectancy. We determine each annual distribution by dividing the contract value by the annuitant's annually recalculated life expectancy. You can make withdrawals in addition to the annual distributions, but should realize that they will reduce the contract value and thereby lower the amount of future annual distributions. Upon the annuitant's death, we will pay any remaining contract value in a lump sum.

Option G--Unit Refund Life Annuity
  Provides annuity payments during the lifetime of the annuitant. Upon the death of the annuitant, payments will stop and a refund equal to the value of the remaining refund units is paid.

Other Options and Rates
  We may offer other payment options or alternative versions of the options listed above.

Other Conditions
  Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life or life expectancy, the lives of the participant and a designated Beneficiary or a period certain not extending beyond the life expectancy of the participant or the joint life and last survivor life expectancy of the participant and a designated Beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). Any payment options elected under regular or SIMPLE IRA contracts must also meet federal income tax distribution requirements.

  If an annuity payment were to be less than $20, we reserve the right to make alternate arrangements with the payee to make the annuity payments exceed $20.

Full and Partial Withdrawals
  Full or partial withdrawals are available under Payment Options B, D, E or F (Payment Option F was available only with contracts issued prior to May 10, 2004). You must send a written request for withdrawals to our Annuity
Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn including withdrawals of commuted amounts.

  If the entire commuted value is withdrawn under Payment Options B and D, payments stop and do not resume until the end of the period certain. If the entire commuted value is withdrawn under Payment Option E, the contract terminates with no value. If a portion of the commuted value is withdrawn under Payment Options B, D or E, the annuity units of each fund or FIA (for the remainder of the period certain) will be reduced by the same percentage as the commuted value withdrawn from that fund. Withdrawals will not affect payments that are to be made after the period certain.

  Under Payment Option F (available only with contracts issued prior to May 10,
2004), you may withdraw, less any applicable surrender charge, all or part of the contract value. Withdrawals under Payment Option F will reduce the contract value and will affect the amount of future annuity payments.

  There may be adverse tax consequences to certain withdrawals. See "Federal Income Taxes." A deduction for withdrawal charges may be imposed on full or partial withdrawals. Any request for full or partial withdrawals should be made to our Annuity Operations Division.

Determination of the Commuted Value
  The commuted value equals the present value of any remaining period certain annuity payments. Variable annuity payments will be commuted at the Assumed Interest Rate. Fixed annuity payments will be commuted at the Underlying Interest Rate for contracts issued before July 24, 2001 or in states where the associated contract amendment was not approved. Fixed annuity payments will be commuted at the adjusted commutation rate for contracts issued after July 24, 2001. For contracts issued after May 1, 2004, commutation of fixed annuity payments may not be available in all states.

Adjusted Commutation Rate
  The adjusted commutation rate equals the Underlying Interest Rate minus the rate at issue ("RI") plus the rate at commutation ("RC"). We determine the Underlying Interest Rate on the contract Date. We will furnish the Underlying Interest Rate upon request.

RI is determined as follows:
.. RI is the interest rate swap yield for the issue duration as of the later of the contract Date or the Period Certain Change Date.

.. The issue duration equals 1 plus the number of whole years from the later of the contract date or the Period Certain Change Date until the Final Payment Date multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

.. The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the issue duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the issue duration.

RC is determined as follows:
.. RC is the interest rate swap yield for the commutation duration as of the date the commuted value is calculated.

.. The commutation duration equals 1 plus the number of whole years from the date the commuted value is calculated until the Final Payment Date, multiplied by 70%. Any resulting fraction will be rounded up to the next whole number.

.. The interest rate swap yields are published in the daily H.15 updates by the Federal Reserve Statistical Releases http://www.federalreserve.gov/releases/H15/update/. If an interest rate swap yield is not available for the commutation duration, we will use an interpolated interest rate swap yield based on the published rates for durations immediately greater and less than that of the commutation duration.

Separate Account Valuation Procedures
--------------------------------------------------------------------------------

Valuation Date
  A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.the NYSE is closed or may have closed early;

2.the SEC has determined that a state of emergency exists; or

3.on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

  The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

Valuation Period
  Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

Annuity Unit Value

  The annuity unit value equals the annuity unit value of the investment option on the immediately preceding valuation date multiplied by the net investment factor for the valuation period divided by 1.000 plus the rate of interest for the number of days in the valuation period based on the Assumed Interest Rate. The annuity unit value of the FIA equals 1.000 on any valuation date.


Net Investment Factor

  The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each investment option, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the investment option for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for risk and administrative fee, and
(c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the investment option at the beginning of the valuation period.


Miscellaneous Provisions
--------------------------------------------------------------------------------

Assignment
  Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the Beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

  In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

Payment Deferral
  Our Annuity Operations Division will ordinarily make payment of any withdrawal requests in a single sum within seven days after receipt of the written request. However, we may postpone the processing of any such transactions attributable to the Separate Account at times (a) when the NYSE is closed for trading, except normal holiday closings,

(b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Series is not reasonably practicable or it is not reasonably practicable to determine the commuted value or (d) when a governmental body having jurisdiction over the Separate Account by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or
(d) exist. We may defer payment for any transaction dependent on values in the FIA for up to six months.


  Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances require us to block a contract owner's ability to make certain transactions and, as a result, we may refuse to accept requests for transfers, withdrawals, surrenders or death benefits, until we are so instructed by the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


Free Look Period

  We may mail the contract to you or we may deliver it to you in person. You may return your contract for any reason within 10 days and receive a refund of the premium less any annuity payments and withdrawals, plus any increase or minus any decrease on the premium allocated to the investment options as of the date of cancellation. If applicable state law requires, we will return the full amount of the premium we received less any annuity payments and withdrawals. (A longer free look period may be required by your state.)

  Your premium will automatically be applied to the various investment options and the FIA in accordance with your instructions for the allocation of premium provided when you purchased the contract.


Amendments to Contracts
  Contracts may be amended to conform to changes in applicable law or interpretations of applicable law. Changes in the contract may need to be approved by owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

Substitution of Fund Shares
  If, in the judgment of PHL Variable's management, one or more of the Series of the funds may become unsuitable for investment by owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

Ownership of the Contract
  Ordinarily, the purchaser of a contract is the owner and is entitled to exercise all the rights under the contract. However, the owner may be an individual, entity or the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified tax advisor should be consulted before any such transfer is attempted.

Federal Income Taxes
--------------------------------------------------------------------------------

Introduction

  The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") or Individual Retirement Annuities
(IRAs) under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

  The following discussion is general in nature and is not intended as individual tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult an independent tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts either currently or in the future. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. From time to time, there are proposals in Congress that would impact the taxation of annuity contracts and/or qualified plans; if enacted, these changes could be retroactive. At this time, we do not have any specific information about any pending proposals that could affect this contract. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


Income Tax Status
  We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

Taxation of Annuities in General--Nonqualified Plans

  Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases, the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below. As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.


Surrenders or Withdrawals Prior to the Contract Maturity Date

  Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge, loan or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.


Surrenders or Withdrawals On or After the Contract Maturity Date
  Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.


  For amounts received as an annuity, which are amounts payable at regular intervals over a period of more than one full year from the date on which they are deemed to begin, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. For annuities issued in connection with qualified employer retirement plans, a simplified method of determining the exclusion ratio applies. This simplified method does not apply to IRAs.

  Withholding of federal income taxes on all distributions may be required unless the recipient properly elects not to have any amounts withheld and notifies our Annuity Operations Division of that election. Certain contract owners can not make this election on the required forms and under the required certifications.

Penalty Tax on Certain Surrenders and Withdrawals--Nonqualified Contracts

  Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth
IRAs); (v) allocable to investment in the contract before August 14, 1982;
(vi) under a qualified funding asset (as defined in Code Section 130(d));
(vii) under an immediate annuity contract (as defined in Code
Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

  Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

Additional Considerations

Distribution-at-Death Rules
  In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as rapidly as the method in effect on the contract owner's death; and
(b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death or, if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.


  If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

  If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

  Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Transfer of Annuity Contracts

  Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or transfers incident to a divorce.


Contracts Owned by Non-Natural Persons

  If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is an agent for a natural person, such as a trust in which the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


Section 1035 Exchanges

  Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. For non-qualified contracts, the contract proceeds must be transferred directly from one insurer to another insurer; they cannot be sent to the policyowner by the original insurer and then transmitted from the policyowner to the new insurer. For IRA and qualified plan contracts, the proceeds can be transmitted through the policyowner if specific conditions are met. Exchanges are permitted of the entire contract or a portion of the contract. Numerous rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.


Multiple Contracts
  Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

  The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.

Owner Control
  For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

  In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


  The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and PHL Variable regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available investment options, all investment decisions concerning the investment options will be made by us or an advisor in its sole and absolute discretion.


  At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, PHL Variable reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

Diversification Standards

Diversification Regulations
  To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the total series' assets be invested in no more than:

..  55% in any 1 investment

..  70% in any 2 investments

..  80% in any 3 investments

..  90% in any 4 investments

  A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

  The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

  We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

Diversification Regulations and Qualified Plans
  Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

Taxation of Annuities in General--Qualified Plans

  The contracts may be used with several types of IRAs and qualified plans:
Section 403(b) contracts (also referred to as Tax-Sheltered Annuities (TSAs) or Tax-Deferred Annuities (TDAs)), Roth 403(b) contracts, Traditional IRAs, SEP IRAs, SIMPLE IRAs, SARSEP IRAs, Roth IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. PHL Variable reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without review as to whether spousal consent may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


  As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. The language in the endorsements is intended to comply with the IRS model language provided under the List of Required Modifications (LRMs). There is no IRS requirement that the endorsements be approved by the IRS.


  There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


  Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



  Distributions from qualified plans, including Section 403(b) Contracts eligible to be rolled over to new contracts but which are paid to the policyowner directly generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.


  The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).


  The contracts sold by PHL Variable in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.


  Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.


Tax Sheltered Annuities ("TSAs"), Tax Deferred Annuities ("TDAs"), Section
403(b)
  Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs, TDAs, or 403(b)s.


  Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

  Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


  In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. The responsibility for compliance is with the employer and not with the issuer of the underlying annuity contract.

  If certain contractual requirements are met, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. There are specific limits in the Code on the amount of the loan and the term of the loan. It is not the responsibility of the contract issuer such as PHL Variable to monitor compliance with these requirements.

  If we are directed by the participant, the loan may be taken from specific investment options. Otherwise, the loan is taken proportionately from all investment options. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the Market Value Adjustment ("MVA") account are subject to the same market value adjustment as applies to transfers from the MVA.

  Interest will be charged on the loan, in the amount set forth in the contract. This interest is payable to Us.

  Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for the loan. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the investment options of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us, except that no amount will be transferred to the MVA.

  Under Code section 72(p), if a loan payment is not paid within 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such pursuant to Internal Revenue Code requirements. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.


Keogh Plans

  The Self-Employed Individual Tax Retirement Act of 1962, as amended permitted self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.


Individual Retirement Annuities

  Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as "Traditional IRAs", "Roth IRAs", "SEP IRA", "SARSEP IRA", "SIMPLE IRA", and "Deemed IRAs". Each of these different types of IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Participant loans are not allowed on IRA contracts. Details about each of these different types of IRAs are included in the respective contract endorsements.


Corporate Pension and Profit-Sharing Plans
  Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


  These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain independent tax advice as to the tax treatment and suitability of such an investment.


Deferred Compensation Plans With Respect to Service for State and Local Governments and Tax Exempt Organizations
  Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts.

Tax on Surrenders and Withdrawals from Qualified Plans and IRAs
  In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's after-tax cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. For many qualified plans, the individual will have no after-tax contributions and the entire amount received will be taxable. For Roth IRAs, if certain conditions are met regarding holding periods and age of the policyowner, the withdrawals are received without tax.

  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections, Section 403(b) Contracts, and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. These penalty taxes are in addition to any income tax due on the distribution. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan; no tax penalty will be imposed. The tax penalty will not apply to the following distributions:
(a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
(c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distributions from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.



  Generally, distributions from a qualified plan or IRA must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a Traditional or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs.

  This commencement date is referred to as the "required beginning date." Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

  The amount that must be distributed is based on Code rules relating to "Required Minimum Distributions." This RMD takes into consideration the individual's age, marital status, and account balance, as well as the actuarial value of additional benefits under the contract. The individual will have options regarding computation of the RMD amount; these options are selected at the time that the payments begin.

  An individual is required to take distributions from all of his or her retirement accounts; however, if the individual has two or more accounts, the total amount of RMDs can be taken from one of the multiple accounts. For example, if the individual has a traditional IRA and a section 403(b) contract, the individual will have an RMD amount relating to each of these retirement vehicles. The individual can take the total of two RMDs from either or both of the two contracts.

  We are required to file an information return to the IRS, with a copy to the participant, of the total account value of each account. This information return will also indicate if RMDs are required to be taken.

  In addition to RMDs during the life of the individual, there are also required after-death distributions. These after-death RMDs apply to all qualified plans and IRAs, including Roth IRAs. The beneficiary of the contract may take payments earlier than provided under these after-death RMD rules, such as immediately after death, but cannot delay receipt of payments after the dates specified under these rules.

  Under the after-death RMD rules, if the original owner died prior to the required beginning date, and designated a contract beneficiary, then the full account value must be distributed either by the end of the fifth calendar year after the year of the owner's death or over a period of no longer than the life expectancy of the oldest individual beneficiary. If the payments are to be over the life expectancy, the first payment must be received by December 31/st/ of the year following the year of death. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the life expectancy payouts are not permitted and only the five-year rule is permitted.

  If the owner died after the required beginning date and designed a contract beneficiary, then the maximum payout period is the longer of the life expectancy of the named beneficiary or the remaining life expectancy of the original contract owner. If the owner did not name a contract beneficiary or if the beneficiary was a non-natural person (such as an entity or the owner's estate), then the only payment permitted is based on the remaining life expectancy of the original owner.

  In all cases, if the beneficiary is the surviving spouse of the original owner, there are special spousal continuation rules under which the spouse can treat the contract as his or her own and delay receiving payments until the spouse attains his or her own required beginning date.

Spousal Definition
  Under the Internal Revenue Code, the special provisions relating to a "spouse" relate only to persons considered as spouses under the Defense of Marriage Act (DOMA), Pub. L. 104-199. Under this Act, a spouse must be a man or a woman legally joined. Individuals married under State or foreign laws that permit a marriage between two men or two women are not spouses for purposes of the Internal Revenue Code. Individuals participating in a civil union or other like status are not spouses for purposes of the Internal Revenue Code.


Seek Tax Advice

  The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans and IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan or IRA.


Sales of Contracts
--------------------------------------------------------------------------------

  PHL Variable has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of the PHL Variable, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the PHL Variable and its affiliated companies. PHL Variable reimburses PEPCO for expenses PEPCO incurs in distributing the contracts (e.g., commissions payable to retail broker-dealers who sell the contracts). PEPCO does not retain any fees under the contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.


  PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103-2836. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, or ("FINRA") (formerly known as the National Association of Securities Dealers, Inc. or NASD).

  PEPCO and PHL Variable enter into selling agreements with broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the contracts but are exempt from registration. Applications for the contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of PHL Variable under applicable state insurance law and must be licensed to sell variable insurance products. PHL Variable intends to offer the contract in all jurisdictions where it is licensed to do business and where the contract is approved. The contracts are offered on a continuous basis.


Compensation
  Broker-dealers who have selling agreements with PEPCO and PHL Variable are paid compensation for the promotion and sale of the contracts. Registered representatives who solicit sales of the contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


  We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives) Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007. Also, we pay Linsco Private Ledger Corporation and certain of its affiliates up to 0.09% on an annual basis on assets held in variable annuities issued by the Company and its insurance company affiliates.

  To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.


  This contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the contract. For example, any profits PHL Variable may realize through assessing the mortality and expense risk charge under your contract may be used to pay for sales and distribution expenses. PHL Variable may also pay for sales and distribution expenses out of any payments PHL Variable or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse PHL Variable for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your contract.

  We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.


  PHL Variable and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, PHL Variable and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the PHL Variable's products. The payments are made from the Company's general assets and they may be significant. The broker-dealer may realize a profit on these payments.

  The services may include providing PHL Variable with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing PHL Variable's products.



  Any such compensation payable to a broker-dealer firm will be made by PEPCO or PHL Variable out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor PHL Variable's products. PHL Variable and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), Janney Montgomery Scott, LLC, CUSO Financial Services, Sammons Securities, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes PHL Variable products as its exclusive unaffiliated variable annuity to its customers.


  We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

Servicing Agent
--------------------------------------------------------------------------------


  The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fee paid by the fund for the last three fiscal years follows:



 -----------------------------------------------------------------------------
        Year Ended December 31,         Total Administrative Service Fee Paid
 -----------------------------------------------------------------------------
                 2005                               $1.9 Million
 -----------------------------------------------------------------------------
                 2006                               $1.5 Million
 -----------------------------------------------------------------------------
                 2007                               $1.7 Million
 -----------------------------------------------------------------------------


State Regulation
--------------------------------------------------------------------------------

  We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

  State regulation of PHL Variable includes certain limitations on the investments that may be made for its general account and Separate Accounts. It does not include, however, any supervision over the investment policies of the Separate Account.

Reports
--------------------------------------------------------------------------------

  Reports showing the contract value will be furnished to you at least annually.

Voting Rights
--------------------------------------------------------------------------------


  As stated above, all of the assets of the Separate Account are allocated to investment options that in turn invest in shares of a corresponding underlying mutual fund investment option. We are the legal Owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholder' meeting. We will send you or, if permitted by law, make available electronically, proxy material, reports and other materials relevant to the investment options in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the Internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions. This process may result in a small number of contractowners controlling the vote.

  In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in our own right, we may elect to do so.

  Matters on which owners may give voting instructions include the following:
(1) election or removal of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the Owner's selected investment option(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

  The number of votes that you have the right to cast will be determined by applying your percentage interest in an investment option to the total number of votes attributable to the investment option. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund.


Texas Optional Retirement Program
--------------------------------------------------------------------------------

  Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal of a contract prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.

The Phoenix Companies, Inc.--Legal Proceedings about Company Subsidiaries
--------------------------------------------------------------------------------

  We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.


  State regulatory bodies, the Securities and Exchange Commission, or SEC, the Financial Industry Regulatory Authority, or FINRA, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

  In 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

  Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

  Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

  These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI Table of Contents
--------------------------------------------------------------------------------

  The SAI contains more specific information and financial statements relating to the Separate Account and PHL Variable. The Table of Contents of the SAI follows:

..  PHL Variable Insurance Company
..  Underwriter
..  Services
..  Performance History for Contracts
..  Calculation of Yield and Return
..  Calculation of Annuity Payments
..  Experts
..  Separate Account Financial Statements
..  Company Financial Statements

  Owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division or by calling us at 800/541-0171.

APPENDIX A - Investment Options

--------------------------------------------------------------------------------



                       Fund Name                                         Investment Objective
AIM V.I. Capital Appreciation Fund                      Growth of capital








---------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/1,3/                          Growth of capital








---------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/1,3/                  Long term growth of capital








---------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Long term capital appreciation
Alger American Leveraged AllCap Portfolio)/ 1,3/
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy          To maximize total return consistent with the Adviser's
Portfolio                                               determination of reasonable risk
---------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy      Long-term growth of capital
Portfolio
---------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the
                                                        Standard & Poor's 500 Composite Stock Price Index,
                                                        which emphasizes stocks of large U.S. companies
---------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Seeks to replicate, as closely as possible, before the
                                                        deduction of expenses, the performance of the Russell
                                                        2000(R) Index, which emphasizes stocks of small US
                                                        companies.
---------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio of U.S. government and government agency
                                                        securities
---------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a
                                                        professionally managed, diversified portfolio of high
                                                        yield, lower rated corporated bonds (also known as
                                                        "Junk Bonds")
---------------------------------------------------------------------------------------------------------------



                       Fund Name                                 Investment Advisor / Subadvisor
AIM V.I. Capital Appreciation Fund                      Invesco Aim Advisors, Inc.
                                                          Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.; Invesco Global Asset
                                                         Management (N.A.), Inc.; Invesco Institutional
                                                         (N.A.), Inc.; Invesco Senior Secured Management,
                                                         Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                         Management Limited; Invesco Asset Management
                                                         (Japan) Limited; Invesco Asset Management
                                                         Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund/1,3/                          Invesco Aim Advisors, Inc.
                                                          Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.; Invesco Global Asset
                                                         Management (N.A.), Inc.; Invesco Institutional
                                                         (N.A.), Inc.; Invesco Senior Secured Management,
                                                         Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                         Management Limited; Invesco Asset Management
                                                         (Japan) Limited; Invesco Asset Management
                                                         Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund/1,3/                  Invesco Aim Advisors, Inc.
                                                         Subadvisor(s): Invesco Trimark Investment
                                                         Management Inc.; Invesco Global Asset
                                                         Management (N.A.), Inc.; Invesco Institutional
                                                         (N.A.), Inc.; Invesco Senior Secured Management,
                                                         Inc.; Invesco Hong Kong Limited; Invesco Asset
                                                         Management Limited; Invesco Asset Management
                                                         (Japan) Limited; Invesco Asset Management
                                                         Deutschland, GmbH; and Invesco Australia Limited
----------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio (formerly Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio)/ 1,3/
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy          AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Wealth Appreciation Strategy      AllianceBernstein L.P.
Portfolio
----------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP                                 Deutsche Asset Management Americas Inc.
                                                         Subadvisor: Northern Trust Investments, N.A


----------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Federated Investment Management Company


----------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                      Federated Investment Management Company



----------------------------------------------------------------------------------------------------------


                     Fund Name                                        Investment Objective
Fidelity VIP Contrafund(R) Portfolio                Long-term capital appreciation
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio         Capital growth
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                       Capital appreciation
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio        As high a level of current income as is consistent with
                                                    the preservation of capital

-------------------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund            Capital appreciation
-------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     Maximize income while maintaining prospects for
                                                    capital appreciation
-------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/         Long term capital appreciation
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                High current income and the opportunity for capital
                                                    appreciation to produce a high total return
-------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Long-term growth of capital and income without
                                                    excessive fluctuations in market value
-------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Capital appreciation through investments, primarily in
                                                    equity securities which are believed to be undervalued
                                                    in the marketplace
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Capital appreciation with income as a secondary goal
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Long term capital growth
(formerly Neuberger Berman AMT Fasciano
Portfolio)
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Long term growth of capital; current income is a
                                                    secondary goal
-------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            Capital appreciation by investing in securities of well-
                                                    known, established companies
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               Long-term capital appreciation by investing in
                                                    securities of foreign insurers, "growth-type"
                                                    companies, cyclical industries and special situations
-------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           Capital appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Intermediate and long-term capital appreciation with
                                                    income as a secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Dividend growth, current income and capital
                                                    appreciation
-------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Capital appreciation

-------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         As high a level of current income as is consistent with
                                                    the preservation of capital and maintenance of liquidity
-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Long-term total return

-------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         High current income while attempting to limit changes
                                                    in the series' net asset value per share caused by
                                                    interest rate changes
-------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 High total return consistent with prudent
                                                    investment risk



-------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               High total return consistent with reasonable risk

-------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Long-term capital growth

-------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Capital appreciation and income with approximately equal emphasis

-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Long-term capital growth
Aggressive Growth
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth     Long-term capital growth with current income as a
                                                    secondary consideration
-------------------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Current income with capital growth as a secondary
                                                    consideration
-------------------------------------------------------------------------------------------------------------



                     Fund Name                              Investment Advisor / Subadvisor
Fidelity VIP Contrafund(R) Portfolio                Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio         Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                       Fidelity Management and Research Company
----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio        Fidelity Management and Research Company
                                                     Subadvisor: Fidelity Investments Money
                                                      Management, Inc.
----------------------------------------------------------------------------------------------------
Franklin Flex Cap Growth Securities Fund            Franklin Advisers, Inc.
----------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     Franklin Advisers, Inc.

----------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio/ 1,3/         Lazard Asset Management LLC
----------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio             Lord, Abbett & Co. LLC

----------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                 Lord, Abbett & Co. LLC


----------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small Cap Growth Portfolio     Neuberger Berman Management Inc.
(formerly Neuberger Berman AMT Fasciano              Subadvisor: Neuberger Berman, LLC
Portfolio)
----------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio             Neuberger Berman Management Inc.
                                                     Subadvisor: Neuberger Berman, LLC
----------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA            OppenheimerFunds, Inc.

----------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA               OppenheimerFunds, Inc.


----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small-Cap Fund/VA           OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Harris Investment Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Phoenix Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Neuberger Berman Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series         Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Goodwin Capital Advisers, Inc.

----------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 Phoenix Variable Advisors, Inc.
                                                     Subadvisors: Goodwin Capital Advisers, Inc.
                                                      (fixed income portion)
                                                      Phoenix Investment Counsel, Inc.
                                                      (equity portion)
----------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Aberdeen Asset Management Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series Phoenix Variable Advisors, Inc.
                                                     Subadvisor: Duff & Phelps Investment
                                                      Management Company
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series:            Phoenix Variable Advisors, Inc. Limited Services
Aggressive Growth                                    Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Growth     Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------
Phoenix Dynamic Asset Allocation Series: Moderate   Phoenix Variable Advisors, Inc. Limited Services
                                                     Subadvisor: Ibbotson Associates, Inc.
----------------------------------------------------------------------------------------------------


                   Fund Name                                      Investment Objective
Phoenix Dynamic Asset Allocation Series:         Long-term capital growth and current income with a
Moderate Growth                                  greater emphasis on capital growth
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series   Long-term capital appreciation with current income as
                                                 a secondary investment objective
---------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series Long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be
                                                 undervalued with current income as a secondary
                                                 investment objective
---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Long-term capital appreciation with current income as
                                                 a secondary consideration

---------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       High total return


---------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Seeks maximum real return consistent with prudent investment management
---------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Seeks maximum real return, consistent with
                                                 preservation of real capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Seeks maximum total return, consistent with
                                                 preservation of capital and prudent investment
                                                 management
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Seeks to provide total returns that inversely correlate
Bond Strategy Fund/ 1,3/                         to the price movements of a benchmark for U.S.
                                                 Treasury debt instruments or futures contract on a
                                                 specified debt instrument. The Fund's current
                                                 benchmark is the inverse of the daily price movement
                                                 of the Long Treasury Bond.
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Seeks to provide investment results that match the
                                                 performance of its benchmark on a daily basis. The
                                                 Fund's current benchmark is 150% of the performance
                                                 of the S&P 500 Index
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Seeks long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Seeks a combination of growth of capital and current
                                                 income, with relatively low risk and relatively low
                                                 fluctuations in value
---------------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Seeks high current income while seeking to control risk
---------------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Seeks a combination of growth of capital, current
                                                 income, growth of income and relatively low risk as
                                                 compared with the stock market as a whole
---------------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Seeks growth of capital
---------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Seeks investment results that correspond to the total
                                                 return performance of U.S. common stock, as
                                                 represented by the S&P MidCap 400 Index
---------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Long-term capital appreciation
---------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Long-term capital growth
---------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund/ 2,3/     High total return
---------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Long-term capital growth
---------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Capital appreciation and current income
---------------------------------------------------------------------------------------------------------
Wanger International Select                      Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger Select                                    Long-term growth of capital
---------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Long-term growth of capital
---------------------------------------------------------------------------------------------------------



                   Fund Name                             Investment Advisor / Subadvisor
Phoenix Dynamic Asset Allocation Series:         Phoenix Variable Advisors, Inc. Limited Services
Moderate Growth                                   Subadvisor: Ibbotson Associates, Inc.
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series   Phoenix Variable Advisors, Inc.
                                                  Subadvisor: AllianceBernstein L.P.
-------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series Phoenix Variable Advisors, Inc.
                                                  Subadvisor: AllianceBernstein L.P.


-------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series               Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series       Phoenix Variable Advisors, Inc.
                                                  Subadvisor: Morgan Stanley Investment
                                                   Management Inc., d/b/a Van Kampen
-------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn/TM/ Strategy Portfolio Pacific Investment Management Company LLC

-------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio                      Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                     Pacific Investment Management Company LLC


-------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long     Rydex Investments
Bond Strategy Fund/ 1,3/




-------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund /1,3/             Rydex Investments



-------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund/ 1,3/  Rydex Investments
-------------------------------------------------------------------------------------------------
Sentinel VPT Balanced Fund                       Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------
Sentinel VPT Bond Fund                           Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------
Sentinel VPT Common Stock Fund                   Sentinel Asset Management, Inc.


-------------------------------------------------------------------------------------------------
Sentinel VPT Mid Cap Growth Fund                 Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------
Sentinel VPT Small Company Fund                  Sentinel Asset Management, Inc.
-------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio            Summit Investment Partners, Inc.


-------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund     Templeton Asset Management Ltd.
-------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund/ 2,3/     Templeton Investment Counsel, LLC
-------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                 Templeton Global Advisors Limited
-------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio       Morgan Stanley Investment Management Inc.
-------------------------------------------------------------------------------------------------
Wanger International Select                      Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------
Wanger International Small Cap/ 4/               Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------
Wanger Select                                    Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies/ 5/                Columbia Wanger Asset Management, L.P.
-------------------------------------------------------------------------------------------------



/1/ This fund is closed to new investment on May 1, 2006.
/2/ This fund is closed to new investment on October 29, 2001.
/3 /Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule. / /
/4/ Effective June 1, 2008, to be known as Wanger International.
/5/ Effective June 1, 2008, to be known as Wanger USA.

APPENDIX B - Deductions for Taxes - Qualified and Nonqualified Annuity Contracts
--------------------------------------------------------------------------------


                                 Upon           Upon
State                       Premium Payment Annuitization Nonqualified Qualified
-----                       --------------- ------------- ------------ ---------
California.................                       X           2.35%      0.50%

Florida....................                       X           1.00       1.00

Maine......................        X                          2.00/1/

Nevada.....................                       X           3.50

South Dakota...............        X                          1.25/2/

Texas......................                       X           0.04/3/    0.04

West Virginia..............                       X           1.00       1.00

Wyoming....................                       X           1.00

Commonwealth of Puerto Rico                       X           1.00/4/    1.00



NOTE:The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


     For a more detailed explanation of the assessment of Taxes, see "Description of Fees--Tax."

-----------------

/1/ Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity Premium payments are taxed upon Premium payment for payments received on or after January 1, 1999.

/2/ South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.


/3/ Texas charges an insurance department "maintenance fee" of .04% on annuity considerations, but the department allows this to be paid upon annuitization.

/4/ The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 and the rate going forward is now 1%, effective July 1, 2007.

APPENDIX C - Financial Highlights
--------------------------------------------------------------------------------

  The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the SAI. You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

             PHL Variable Insurance Company
             Annuity Operations Division
             PO Box 8027
             Boston, MA 02266-8027

Death Benefit Option 1 Contracts



                                                        Investment Investment
                                                          Option     Option       Units
                                                        Unit Value Unit Value Outstanding at
                                                        Beginning     End     End of Period
                   Investment Option                    of Period  of Period   (Thousands)
--------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 5/30/02* to 12/31/02                                 $2.000     $1.382         5
From 1/1/03 to 12/31/03                                   $1.382     $1.768         5
From 1/1/04 to 12/31/04                                   $1.768     $1.862        41
From 1/1/05 to 12/31/05                                   $1.862     $2.001        61
From 1/1/06 to 12/31/06                                   $2.001     $2.100        56
From 1/1/07 to 12/31/07                                   $2.100     $2.323        42
AIM V.I. Mid Cap Core Equity Fund - Class I
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                                  $2.000     $1.016        169
From 1/1/05 to 12/31/05                                   $1.016     $1.080        133
From 1/1/06 to 12/31/06                                   $1.080     $1.187        119
From 1/1/07 to 12/31/07                                   $1.187     $1.284        106
Alger American Leveraged AllCap Portfolio - Class O
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                 $2.000     $1.873        106
From 1/1/02 to 12/31/02                                   $1.873     $1.222        95
From 1/1/03 to 12/31/03                                   $1.222     $1.626        84
From 1/1/04 to 12/31/04                                   $1.626     $1.738        78
From 1/1/05 to 12/31/05                                   $1.738     $1.964        68
From 1/1/06 to 12/31/06                                   $1.964     $2.313        55
From 1/1/07 to 12/31/07                                   $2.313     $3.050        46
DWS Equity 500 Index Fund VIP - Class A
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 7/7/03* to 12/31/03                                  $2.000     $2.066        25
From 1/1/04 to 12/31/04                                   $2.066     $2.256        25
From 1/1/05 to 12/31/05                                   $2.256     $2.332        115
From 1/1/06 to 12/31/06                                   $2.332     $2.660        108
From 1/1/07 to 12/31/07                                   $2.660     $2.766        84
DWS Equity 500 Index Fund VIP - Class A with Guaranteed
  Minimum Payment Rider/1/
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                   $1.247     $1.283       1,087
Federated Fund for U.S. Government Securities II
------------------------------------------------------- ---------- ---------- --------------
--------------------------------------------------------------------------------------------
From 6/22/01* to 12/31/01                                 $2.000     $2.059        209
From 1/1/02 to 12/31/02                                   $2.059     $2.217        447
From 1/1/03 to 12/31/03                                   $2.217     $2.241        304
From 1/1/04 to 12/31/04                                   $2.241     $2.293        297
From 1/1/05 to 12/31/05                                   $2.293     $2.310        375
From 1/1/06 to 12/31/06                                   $2.310     $2.376        309
From 1/1/07 to 12/31/07                                   $2.376     $2.493        213


1 Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004


*Date investment option began operations

                                                             Investment Investment
                                                               Option     Option       Units
                                                             Unit Value Unit Value Outstanding at
                                                             Beginning     End     End of Period
                     Investment Option                       of Period  of Period   (Thousands)
-------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 7/19/01* to 12/31/01                                      $2.000     $1.976         5
From 1/1/02 to 12/31/02                                        $1.976     $1.979        13
From 1/1/03 to 12/31/03                                        $1.979     $2.388        35
From 1/1/04 to 12/31/04                                        $2.388     $2.605        24
From 1/1/05 to 12/31/05                                        $2.605     $2.641        24
From 1/1/06 to 12/31/06                                        $2.641     $2.890        23
From 1/1/07 to 12/31/07                                        $2.890     $2.951        20
Fidelity VIP Contrafund(R) Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 9/25/00* to 12/31/01                                      $2.000     $1.932         2
From 1/1/02 to 12/31/02                                        $1.932     $1.728        51
From 1/1/03 to 12/31/03                                        $1.728     $2.190        50
From 1/1/04 to 12/31/04                                        $2.190     $2.494        48
From 1/1/05 to 12/31/05                                        $2.494     $2.878        68
From 1/1/06 to 12/31/06                                        $2.878     $3.172        60
From 1/1/07 to 12/31/07                                        $3.172     $3.680        49
Fidelity VIP Growth Opportunities Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 7/23/00* to 12/31/01                                      $2.000     $1.890         6
From 1/1/02 to 12/31/02                                        $1.890     $1.457        18
From 1/1/03 to 12/31/03                                        $1.457     $1.866        29
From 1/1/04 to 12/31/04                                        $1.866     $1.973        34
From 1/1/05 to 12/31/05                                        $1.973     $2.121        42
From 1/1/06 to 12/31/06                                        $2.121     $2.206        38
From 1/1/07 to 12/31/07                                        $2.206     $2.680        34
Fidelity VIP Growth Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 9/24/00* to 12/31/01                                      $2.000     $1.842        17
From 1/1/02 to 12/31/02                                        $1.842     $1.270        17
From 1/1/03 to 12/31/03                                        $1.270     $1.665        31
From 1/1/04 to 12/31/04                                        $1.665     $1.697        65
From 1/1/05 to 12/31/05                                        $1.697     $1.771        50
From 1/1/06 to 12/31/06                                        $1.771     $1.867        43
From 1/1/07 to 12/31/07                                        $1.867     $2.339        31
Fidelity VIP Investment Grade Bond Portfolio - Service Class
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 1/26/07* to 12/31/07                                      $1.000     $1.033         9
Lazard Retirement Small Cap Portfolio - Service Shares
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 11/03/05* to 12/31/05                                     $1.074     $1.093         6
From 1/1/06 to 12/31/06                                        $1.093     $1.253         4
From 1/1/07 to 12/31/07                                        $1.253     $1.148         3
Lord Abbett Bond-Debenture Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                      $0.986     $1.022        64
From 1/1/06 to 12/31/06                                        $1.022     $1.103        47
From 1/1/07 to 12/31/07                                        $1.103     $1.157        31
Lord Abbett Growth and Income Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                      $0.968     $1.049        231
From 1/1/06 to 12/31/06                                        $1.049     $1.215        199
From 1/1/07 to 12/31/07                                        $1.215     $1.241        151
Lord Abbett Mid-Cap Value Portfolio - Class VC
------------------------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------------------------
From 4/15/05* to 12/31/05                                      $0.954     $1.082        26
From 1/1/06 to 12/31/06                                        $1.082     $1.199        24
From 1/1/07 to 12/31/07                                        $1.199     $1.191        13



*Date investment option began operations

                                                           Investment Investment
                                                             Option     Option       Units
                                                           Unit Value Unit Value Outstanding at
                                                           Beginning     End     End of Period
                    Investment Option                      of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 7/19/01* to 12/31/01                                    $2.000     $1.952         7
From 1/1/02 to 12/31/02                                      $1.952     $1.700        29
From 1/1/03 to 12/31/03                                      $1.700     $2.101        28
From 1/1/04 to 12/31/04                                      $2.101     $2.336        27
From 1/1/05 to 12/31/05                                      $2.336     $2.551        36
From 1/1/06 to 12/31/06                                      $2.551     $2.982        36
From 1/1/07 to 12/31/07                                      $2.982     $3.047        30
Neuberger Berman AMT Guardian Portfolio - S Class
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                      $1.041     $1.117        10
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                      $1.000     $1.028         8
Phoenix Capital Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 6/26/01* to 12/31/01                                    $2.000     $1.740        51
From 1/1/02 to 12/31/02                                      $1.740     $1.292        64
From 1/1/03 to 12/31/03                                      $1.292     $1.613        57
From 1/1/04 to 12/31/04                                      $1.613     $1.672        23
From 1/1/05 to 12/31/05                                      $1.672     $1.713        19
From 1/1/06 to 12/31/06                                      $1.713     $1.746        81
From 1/1/07 to 12/31/07                                      $1.746     $1.909        73
Phoenix Growth and Income Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 7/23/01* to 12/31/01                                    $2.000     $1.901        34
From 1/1/02 to 12/31/02                                      $1.901     $1.455        42
From 1/1/03 to 12/31/03                                      $1.455     $1.831        40
From 1/1/04 to 12/31/04                                      $1.831     $1.997        110
From 1/1/05 to 12/31/05                                      $1.997     $2.067        125
From 1/1/06 to 12/31/06                                      $2.067     $2.392        122
From 1/1/07 to 12/31/07                                      $2.392     $2.519        98
Phoenix Mid-Cap Growth Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                    $2.000     $1.686        50
From 1/1/02 to 12/31/02                                      $1.686     $1.124        56
From 1/1/03 to 12/31/03                                      $1.124     $1.430        52
From 1/1/04 to 12/31/04                                      $1.430     $1.507        52
From 1/1/05 to 12/31/05                                      $1.507     $1.550        41
From 1/1/06 to 12/31/06                                      $1.550     $1.594        35
From 1/1/07 to 12/31/07                                      $1.594     $1.918        30
Phoenix Money Market Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 5/10/01* to 12/31/01                                    $2.000     $2.022        829
From 1/1/02 to 12/31/02                                      $2.022     $2.025       1,298
From 1/1/03 to 12/31/03                                      $2.025     $2.014        749
From 1/1/04 to 12/31/04                                      $2.014     $2.004        186
From 1/1/05 to 12/31/05                                      $2.004     $2.030        212
From 1/1/06 to 12/31/06                                      $2.030     $2.093        168
From 1/1/07 to 12/31/07                                      $2.093     $2.168        121
Phoenix Multi-Sector Fixed Income Series
---------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------
From 6/22/01* to 12/31/01                                    $2.000     $2.044        88
From 1/1/02 to 12/31/02                                      $2.044     $2.221        108
From 1/1/03 to 12/31/03                                      $2.221     $2.513        74
From 1/1/04 to 12/31/04                                      $2.513     $2.651        140



*Date investment option began operations

                                                    Investment Investment
                                                      Option     Option       Units
                                                    Unit Value Unit Value Outstanding at
                                                    Beginning     End     End of Period
                 Investment Option                  of Period  of Period   (Thousands)
----------------------------------------------------------------------------------------
From 1/1/05 to 12/31/05                               $2.651     $2.664        141
From 1/1/06 to 12/31/06                               $2.664     $2.811        107
From 1/1/07 to 12/31/07                               $2.811     $2.879        81
Phoenix Multi-Sector Short Term Bond Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                              $2.000     $1.063        32
From 1/1/05 to 12/31/05                               $1.063     $1.064        27
From 1/1/06 to 12/31/06                               $1.064     $1.111        12
From 1/1/07 to 12/31/07                               $1.111     $1.141        17
Phoenix Strategic Allocation Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                             $2.000     $2.009        121
From 1/1/02 to 12/31/02                               $2.009     $1.754        162
From 1/1/03 to 12/31/03                               $1.754     $2.077        201
From 1/1/04 to 12/31/04                               $2.077     $2.204        242
From 1/1/05 to 12/31/05                               $2.204     $2.215        192
From 1/1/06 to 12/31/06                               $2.215     $2.465        149
From 1/1/07 to 12/31/07                               $2.465     $2.580        120
Phoenix-Aberdeen International Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 7/23/01* to 12/31/01                             $2.000     $1.831        51
From 1/1/02 to 12/31/02                               $1.831     $1.540        56
From 1/1/03 to 12/31/03                               $1.540     $2.006        53
From 1/1/04 to 12/31/04                               $2.006     $2.392        49
From 1/1/05 to 12/31/05                               $2.392     $2.801        41
From 1/1/06 to 12/31/06                               $2.801     $3.524        155
From 1/1/07 to 12/31/07                               $3.524     $4.000        121
Phoenix-Alger Small-Cap Growth Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 12/11/03* to 12/31/03                            $2.000     $3.040         5
From 1/1/04 to 12/31/04                               $3.040     $3.066        22
From 1/1/05 to 12/31/05                               $3.066     $3.501        20
From 1/1/06 to 12/31/06                               $3.501     $4.130        25
From 1/1/07 to 12/31/07                               $4.130     $4.735        21
Phoenix-Duff & Phelps Real Estate Securities Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 8/24/01* to 12/31/01                             $2.000     $2.062        62
From 1/1/02 to 12/31/02                               $2.062     $2.283        65
From 1/1/03 to 12/31/03                               $2.283     $3.117        48
From 1/1/04 to 12/31/04                               $3.117     $4.145        54
From 1/1/05 to 12/31/05                               $4.145     $4.712        46
From 1/1/06 to 12/31/06                               $4.712     $6.378        49
From 1/1/07 to 12/31/07                               $6.378     $5.308        27
Phoenix-S&P Dynamic Asset Allocation Series: Growth
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                               $1.087     $1.087        33
From 1/1/07 to 12/31/07                               $1.087     $1.163       1,559
Phoenix-Sanford Bernstein Mid-Cap Value Series
--------------------------------------------------- ---------- ---------- --------------
----------------------------------------------------------------------------------------
From 9/5/01* to 12/31/01                              $2.000     $2.240        97
From 1/1/02 to 12/31/02                               $2.240     $2.023        96
From 1/1/03 to 12/31/03                               $2.023     $2.816        91
From 1/1/04 to 12/31/04                               $2.816     $3.348        72
From 1/1/05 to 12/31/05                               $3.348     $3.562        58
From 1/1/06 to 12/31/06                               $3.562     $4.042        45
From 1/1/07 to 12/31/07                               $4.042     $4.071        32



*Date investment option began operations

                                                                 Investment Investment
                                                                   Option     Option       Units
                                                                 Unit Value Unit Value Outstanding at
                                                                 Beginning     End     End of Period
                       Investment Option                         of Period  of Period   (Thousands)
-----------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 9/5/01* to 12/31/01                                           $2.000     $2.115         19
From 1/1/02 to 12/31/02                                            $2.115     $1.911         23
From 1/1/03 to 12/31/03                                            $1.911     $2.714         19
From 1/1/04 to 12/31/04                                            $2.714     $3.288         15
From 1/1/05 to 12/31/05                                            $3.288     $3.489         13
From 1/1/06 to 12/31/06                                            $3.489     $4.023         10
From 1/1/07 to 12/31/07                                            $4.023     $3.889         8
Phoenix-Van Kampen Comstock Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                          $2.000     $1.804        166
From 1/1/02 to 12/31/02                                            $1.804     $1.391        194
From 1/1/03 to 12/31/03                                            $1.391     $1.702        173
From 1/1/04 to 12/31/04                                            $1.702     $1.897        141
From 1/1/05 to 12/31/05                                            $1.897     $1.975        106
From 1/1/06 to 12/31/06                                            $1.975     $2.358         78
From 1/1/07 to 12/31/07                                            $2.358     $2.277         66
Phoenix-Van Kampen Equity 500 Index Series with Guaranteed
  Minimum Payment Rider/1/
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 6/25/01* to 12/31/01                                          $2.000     $1.882       1,983
From 1/1/02 to 12/31/02                                            $1.882     $1.404       6,876
From 1/1/03 to 12/31/03                                            $1.404     $1.732       16,158
From 1/1/04 to 12/31/04                                            $1.732     $1.860       19,754
From 1/1/05 to 12/31/05                                            $1.860     $1.885       17,571
From 1/1/06 to 12/31/06                                            $1.885     $2.105        269
From 1/1/07 to 12/31/07                                            $2.105     $2.158       13,101
Phoenix-Van Kampen Equity 500 Index Series
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 7/27/01* to 12/31/01                                          $2.000     $1.892         82
From 1/1/02 to 12/31/02                                            $1.892     $1.426        109
From 1/1/03 to 12/31/03                                            $1.426     $1.778        115
From 1/1/04 to 12/31/04                                            $1.778     $1.928        118
From 1/1/05 to 12/31/05                                            $1.928     $1.974         94
From 1/1/06 to 12/31/06                                            $1.974     $2.227        269
From 1/1/07 to 12/31/07                                            $2.227     $2.306        248
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/07 to 12/31/07                                            $0.980     $1.158         5
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/04* to 12/31/04                                           $2.000     $0.928         48
From 1/1/05 to 12/31/05                                            $0.928     $0.868         31
From 1/1/06 to 12/31/06                                            $0.868     $0.927         8
From 1/1/07 to 12/31/07                                            $0.927     $0.874         4
Templeton Developing Markets Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                                            $4.289     $5.425         1
From 1/1/07 to 12/31/07                                            $5.425     $6.899         0
Templeton Foreign Securities Fund - Class 2
---------------------------------------------------------------- ---------- ---------- --------------
-----------------------------------------------------------------------------------------------------
From 8/17/01* to 12/31/01                                          $2.000     $1.829         6
From 1/1/02 to 12/31/02                                            $1.829     $1.471         27
From 1/1/03 to 12/31/03                                            $1.471     $1.921         22
From 1/1/04 to 12/31/04                                            $1.921     $2.248         18
From 1/1/05 to 12/31/05                                            $2.248     $2.446         29



1 Available only if the Guaranteed Minimum Payment Rider was elected with Contracts issued prior to May 10, 2004

*Date investment option began operations

                                           Investment Investment
                                             Option     Option       Units
                                           Unit Value Unit Value Outstanding at
                                           Beginning     End     End of Period
            Investment Option              of Period  of Period   (Thousands)
-------------------------------------------------------------------------------
From 1/1/06 to 12/31/06                      $2.446     $2.933         25
From 1/1/07 to 12/31/07                      $2.933     $3.344         20
Templeton Growth Securities Fund - Class 2
------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------
From 8/13/01* to 12/31/01                    $2.000     $1.970         19
From 1/1/02 to 12/31/02                      $1.970     $1.586         47
From 1/1/03 to 12/31/03                      $1.586     $2.069         37
From 1/1/04 to 12/31/04                      $2.069     $2.371         37
From 1/1/05 to 12/31/05                      $2.371     $2.549         47
From 1/1/06 to 12/31/06                      $2.549     $3.066         33
From 1/1/07 to 12/31/07                      $3.066     $3.099         25
Wanger International Small Cap
------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------
From 8/10/01* to 12/31/01                    $2.000     $1.700         19
From 1/1/02 to 12/31/02                      $1.700     $1.446         26
From 1/1/03 to 12/31/03                      $1.446     $2.126         23
From 1/1/04 to 12/31/04                      $2.126     $2.735         31
From 1/1/05 to 12/31/05                      $2.735     $3.282         34
From 1/1/06 to 12/31/06                      $3.282     $4.446         30
From 1/1/07 to 12/31/07                      $4.446     $5.106         26
Wanger Select
------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------
From 8/24/01* to 12/31/01                    $2.000     $2.161         53
From 1/1/02 to 12/31/02                      $2.161     $1.971         43
From 1/1/03 to 12/31/03                      $1.971     $2.545         34
From 1/1/04 to 12/31/04                      $2.545     $2.998         26
From 1/1/05 to 12/31/05                      $2.998     $3.272         15
From 1/1/06 to 12/31/06                      $3.272     $3.867         6
From 1/1/07 to 12/31/07                      $3.867     $4.177         2
Wanger U.S. Smaller Companies
------------------------------------------ ---------- ---------- --------------
-------------------------------------------------------------------------------
From 7/19/01* to 12/31/01                    $2.000     $2.021         55
From 1/1/02 to 12/31/02                      $2.021     $1.660         81
From 1/1/03 to 12/31/03                      $1.660     $2.347         69
From 1/1/04 to 12/31/04                      $2.347     $2.743         61
From 1/1/05 to 12/31/05                      $2.743     $3.013         48
From 1/1/06 to 12/31/06                      $3.013     $3.210         42
From 1/1/07 to 12/31/07                      $3.210     $3.341         36



*Date investment option began operations

APPENDIX D - Illustrations of Annuity Payments Assuming Hypothetical Rates of Return
--------------------------------------------------------------------------------

  The following illustrations have been prepared to show how investment performance affects variable Annuity Payments over time. The monthly Annuity Payments reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and we do not guarantee that the Contract would earn these returns for any one-year or sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

  The monthly Annuity Payments may be more or less than shown if the actual returns of the investment options are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable Annuity Payments will also fluctuate. The amount of Annuity Payments received will depend on cumulative investment returns, how long the Annuitant lives and the Payment Option chosen.

  The Assumed Interest Rate will also affect the amount of variable Annuity Payments. Payments will increase from one Payment Calculation Date to the next if the net investment factor is greater than the Assumed Interest Rate, and will decrease if the net investment factor is less than the Assumed Interest Rate.

  Each of the following illustrations has a different Assumed Interest Rate. The Assumed Interest Rates of 2.5% (available only if the Guaranteed Minimum Payment Rider is elected), 3%, 5% and 6% are highlighted on each illustration page.

  The monthly Annuity Payments reflect the deduction of all fees and expenses. Actual fund fees and expenses will vary from year to year and may be higher or lower than the assumed rate. The illustrations (for the 3%, 5% and 6% examples) assume that each fund will incur expenses at an average annual rate of 0.92% of the average daily net assets. This is a weighted average of the fund expenses shown in the Annual Fund Expenses table (see "Summary of Expenses"). While the expense reimbursement arrangements described are expected to continue at least through 2008, discontinuing one or more of such arrangements will increase the expenses of the fund. Increased fund expenses will reduce performance and reduce monthly payments. The risk and administrative fee is calculated in aggregate, at an annual rate of 1.25% of the average daily net assets of the investment options. After taking these fees and expenses into account, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.15%, 3.77% and 9.70%, respectively. For the purpose of the illustrations, the $24 annual payment charge is taken as a $2 deduction from each variable Annuity Payment.


                             Phoenix Income Choice

                          Initial Annuity Date: January 1, 2007

       Initial Variable Annuity Payment Amount: $1,000

                                Payment Option: 20 year Specified Period

                   Frequency of Annuity Income: Annually
                         Assumed Interest Rate: 2.50%

                           Average Expense Fee: 0.28%

                   Risk and Administrative Fee: 2.25%

          Annual rate of return before expenses: 0.00%  6.00%  12.00%
          Annual rate of return after expenses:  -2.50% 3.37%  9.24%

                 Payment Calculation Date          Annual Payments
          -----------------------------------------------------------
                     January 1, 2007             $1,000 $1,000 $1,000
                     January 1, 2008             $1,000 $1,008 $1,066
                     January 1, 2009             $1,000 $1,017 $1,136
                     January 1, 2010             $1,000 $1,026 $1,210
                     January 1, 2011             $1,000 $1,034 $1,290
                     January 1, 2012             $1,000 $1,043 $1,375
                     January 1, 2013             $1,000 $1,052 $1,465
                     January 1, 2014             $  951 $1,061 $1,561
                     January 1, 2015             $  905 $1,070 $1,664
                     January 1, 2016             $  861 $1,079 $1,773
                     January 1, 2017             $  819 $1,088 $1,890
                     January 1, 2018             $  779 $1,097 $2,014
                     January 1, 2019             $  741 $1,107 $2,146
                     January 1, 2020             $  705 $1,116 $2,287
                     January 1, 2021             $  670 $1,125 $2,437
                     January 1, 2022             $  638 $1,135 $2,598
                     January 1, 2023             $  607 $1,144 $2,768
                     January 1, 2024             $  577 $1,154 $2,950
                     January 1, 2025             $  549 $1,164 $3,144
                     January 1, 2026             $  522 $1,174 $3,351

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                           Phoenix Income Choice

                                   Initial Annuity Date: January 1, 2007

                Initial Variable Annuity Payment Amount: $1,000

                                         Payment Option: 20 year Specified Period

                            Frequency of Annuity Income: Annually
                                  Assumed Interest Rate: 3.00%

                                    Average Expense Fee: 0.92%

                            Risk and Administrative Fee: 1.25%

          Annual rate of return before expenses: 0.00%  6.00%  12.00%
          Annual rate of return after expenses:  -2.15% 3.77%  9.70%

                 Payment Calculation Date          Annual Payments
          -----------------------------------------------------------
                     January 1, 2007             $1,000 $1,000 $1,000
                     January 1, 2008             $  950 $1,008 $1,065
                     January 1, 2009             $  902 $1,015 $1,134
                     January 1, 2010             $  857 $1,023 $1,208
                     January 1, 2011             $  814 $1,030 $1,287
                     January 1, 2012             $  774 $1,038 $1,370
                     January 1, 2013             $  735 $1,046 $1,460
                     January 1, 2014             $  698 $1,054 $1,555
                     January 1, 2015             $  663 $1,062 $1,656
                     January 1, 2016             $  630 $1,070 $1,763
                     January 1, 2017             $  599 $1,078 $1,878
                     January 1, 2018             $  569 $1,086 $2,000
                     January 1, 2019             $  540 $1,094 $2,130
                     January 1, 2020             $  513 $1,102 $2,269
                     January 1, 2021             $  488 $1,111 $2,417
                     January 1, 2022             $  463 $1,119 $2,574
                     January 1, 2023             $  440 $1,127 $2,741
                     January 1, 2024             $  418 $1,136 $2,920
                     January 1, 2025             $  397 $1,144 $3,109
                     January 1, 2026             $  377 $1,153 $3,312

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                             Phoenix Income Choice


                          Initial Annuity Date: January 1, 2007

       Initial Variable Annuity Payment Amount: $1,000

                                Payment Option: 20 year Specified Period

                   Frequency of Annuity Income: Annually
                         Assumed Interest Rate: 2.50%

                           Average Expense Fee: 0.28%

                   Risk and Administrative Fee: 2.25%

         Annual rate of return before expenses: 0.00%   6.00%   12.00%
         Annual rate of return after expenses:  -2.15%  3.77%   9.70%

                                                        Annual
                Payment Calculation Date               Payments
         -------------------------------------------------------------
                    January 1, 2007             $1,000  $1,000  $1,000
                    January 1, 2008             $  932  $  988  $1,045
                    January 1, 2009             $  868  $  977  $1,092
                    January 1, 2010             $  809  $  965  $1,140
                    January 1, 2011             $  754  $  954  $1,191
                    January 1, 2012             $  703  $  943  $1,245
                    January 1, 2013             $  655  $  932  $1,301
                    January 1, 2014             $  610  $  921  $1,359
                    January 1, 2015             $  569  $  910  $1,420
                    January 1, 2016             $  530  $  900  $1,483
                    January 1, 2017             $  494  $  889  $1,550
                    January 1, 2018             $  460  $  879  $1,619
                    January 1, 2019             $  429  $  869  $1,691
                    January 1, 2020             $  400  $  858  $1,767
                    January 1, 2021             $  373  $  848  $1,846
                    January 1, 2022             $  347  $  839  $1,929
                    January 1, 2023             $  324  $  829  $2,015
                    January 1, 2024             $  301  $  819  $2,105
                    January 1, 2025             $  281  $  810  $2,200
                    January 1, 2026             $  262  $  800  $2,298

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.


                             Phoenix Income Choice

                               Initial Annuity Date: January 1, 2007

            Initial Variable Annuity Payment Amount: $1,000

                                     Payment Option: 20 year Specified Period

                        Frequency of Annuity Income: Annually
                              Assumed Interest Rate: 6.00%

                                Average Expense Fee: 0.92%

                        Risk and Administrative Fee: 1.25%

          Annual rate of return before expenses: 0.00%  6.00%  12.00%
          Annual rate of return after expenses:  -2.15% 3.77%  9.70%

                 Payment Calculation Date          Annual Payments
          -----------------------------------------------------------
                     January 1, 2007             $1,000 $1,000 $1,000
                     January 1, 2008             $  923 $  979 $1,035
                     January 1, 2009             $  852 $  958 $1,071
                     January 1, 2010             $  787 $  938 $1,108
                     January 1, 2011             $  726 $  919 $1,147
                     January 1, 2012             $  670 $  899 $1,187
                     January 1, 2013             $  619 $  880 $1,229
                     January 1, 2014             $  571 $  862 $1,272
                     January 1, 2015             $  527 $  844 $1,316
                     January 1, 2016             $  487 $  826 $1,362
                     January 1, 2017             $  449 $  809 $1,409
                     January 1, 2018             $  415 $  792 $1,459
                     January 1, 2019             $  383 $  775 $1,510
                     January 1, 2020             $  353 $  759 $1,562
                     January 1, 2021             $  326 $  743 $1,617
                     January 1, 2022             $  301 $  727 $1,673
                     January 1, 2023             $  278 $  712 $1,732
                     January 1, 2024             $  257 $  697 $1,792
                     January 1, 2025             $  237 $  683 $1,855
                     January 1, 2026             $  219 $  668 $1,919

   THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN SHOWN AND ARE BASED ON MANY FACTORS.

                                     PART B

                            PHOENIX INCOME CHOICE(R)
                         PHL VARIABLE INSURANCE COMPANY
              PHL VARIABLE ACCUMULATION ACCOUNT (Separate Account)
          SINGLE PREMIUM IMMEDIATE FIXED AND VARIABLE ANNUITY CONTRACT

                       Statement of Additional Information

Home Office:                                      PHL Variable Insurance Company
PHL Variable Insurance Company                       Annuity Operations Division
One American Row                                                   P.O. Box 8027
Hartford, Connecticut 06103-2899                Boston, Massachusetts 02266-8027


                                   May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2008. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company ("PHL Variable") at the above address or by calling 800-541-0171.


                                Table of Contents

                                                                            Page
                                                                            ----
PHL Variable Insurance Company ..........................................      2

Underwriter .............................................................      2

Services ................................................................      2

Performance History for Contracts .......................................      2

Calculation of Yield and Return .........................................      9

Calculation of Annuity Payments .........................................     11

Experts .................................................................     11

Separate Account Financial Statements ...................................   SA-1

Company Financial Statements ............................................    F-1

PHL Variable Insurance Company

     PHL Variable Insurance Company ("PHL Variable") is a Connecticut stock life insurance company incorporated on July 15, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and main administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

     We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix") through its holding company, PM Holdings, Inc.

Underwriter

     Phoenix Equity Planning Corporation (PEPCO), an affiliate of PHL Variable, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne by PHL Variable.

Services

Servicing Agent

     The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


     The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2008 is 0.058% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $1.9 Million
         2006             $1.5 Million
         2007             $1.7 Million


Other Service Providers

     Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year Ended December 31,   Fee Paid
-----------------------   --------
         2005             $ 86,000
         2006             $101,000
         2007             $ 95,000



      Under a contract with PLIC, Tata Consulting Services augments PLIC's U.S. based staff with processing premium payments, investment option transfers, asset allocation changes, changes of address, and issuance of new variable annuity business. The fees paid for these services for the last three fiscal years follow:



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $159,779.94
         2006             $177,316.43
         2007             $352,306.86



     Under an Administrative and Accounting Services Agreement between PFPC, INC. (PFPC) and the Company, PFPC provides certain services related to the Separate Account. These services include computing investment option unit value for each investment option of the Separate Account on each valuation date, preparing annual financial statements for the Separate Account, filing the Separate Account annual reports on Form N-SAR with the SEC, and maintaining certain books and records required by law on behalf of the Separate Account. The Company pays PFPC fees for these services. The total fee includes a flat annual charge per investment option, an annual base fee for the company and its affiliates utilizing the services, and license and service fees for certain software used in providing the services. During the last three fiscal years, the Company and insurance company affiliates of the Company have paid PFPC the fees listed below for services provided to the Separate Account, other investment options of the Company, and investment options of insurance company affiliates of the Company.



Year Ended December 31,     Fee Paid
-----------------------   ------------
         2005             $548,916.200
         2006             $537,086.622
         2007             $ 560,416.07

Performance History for Contracts


     From time to time, the Separate Account may include the performance history of any or all investment options in advertisements, sales literature or reports. Performance information about each investment option is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Investment Option, as yield of the Phoenix

Multi-Sector Fixed Income Investment Option and as total return of any investment option. For the Phoenix Multi-Sector Fixed Income Investment Option, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income) and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

     When an investment option advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the investment option has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the investment option at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which vary by state).

     Standardized performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

     Non-Standardized Performance includes the following charges: total operating expenses of the underlying investment option, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

     For those investment options within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.

 Standardized Average Annual Total Return for the Period Ended December 31, 2007



                                                                   Inception                                   Since
                    Investment Option                                Date*     1 Year   5 Years   10 Years   Inception
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                 3/30/2001     3.57%   10.51%                 2.70%
AIM V.I Core Equity Fund                                           4/21/2006    -0.28%                          5.75%
AIM V.I. Mid Cap Core Equity                                       12/1/2004     1.13%                          7.30%
Alger American Leveraged AllCap Portfolio                          6/5/2000     24.82%   19.74%                 0.34%
DWS Equity 500 Index VIP                                          10/29/2001    -3.07%   10.70%                 5.23%
Federated Fund For U.S. Government Securities II                   7/15/1999    -2.09%    1.79%                 3.99%
Federated High Income Bond Fund II- Primary Shares                 7/15/1999    -4.91%    7.85%                 3.25%
Fidelity VIP Contrafund(R) Portfolio                               6/5/2000      8.99%   15.97%                 5.81%
Fidelity VIP Growth Opportunities Portfolio                        6/5/2000     14.46%   12.55%                 0.21%
Fidelity VIP Growth Portfolio                                      6/5/2000     18.24%   12.60%                -1.71%
Fidelity VIP Investment Grade Bond Portfolio                       1/29/2007                                   -3.66%
Franklin Income Securities Fund                                    4/28/2006    -4.59%                          4.56%
Lazard Retirement Small-Cap Portfolio                              4/25/2005   -14.82%                          3.10%
Lord Abbett Bond-Debenture Portfolio                               4/20/2005    -2.19%                          4.36%
Lord Abbett Growth and Income Portfolio                            4/20/2005    -4.90%                          8.04%
Lord Abbett Mid-Cap Value Portfolio                                4/20/2005    -7.67%                          6.94%
Mutual Shares Securities Fund                                      5/1/2000     -4.86%   11.97%                 8.02%
Neuberger Berman AMT Fasciano Portfolio                            4/28/2006    -7.73%                         -6.15%
Neuberger Berman AMT Guardian Portfolio                            4/28/2006    -1.25%                          3.36%
Oppenheimer Capital Appreciation Fund/VA                           4/28/2006     5.39%                          4.82%
Oppenheimer Global Securities Fund/VA                              4/28/2006    -2.29%                          3.17%
Oppenheimer Main Street Small Cap Fund/VA                          4/28/2006    -9.48%                         -5.25%
Phoenix Capital Growth Series                                      12/7/1994     2.32%    7.66%    -0.59%       3.74%
Phoenix Growth & Income Series                                     3/2/1998     -1.72%   11.19%                 4.37%
Phoenix Mid-Cap Growth Series                                      3/2/1998     13.23%   10.85%                 5.11%
Phoenix Money Market Series                                        12/7/1994    -3.48%    0.76%     2.11%       2.54%
Phoenix Multi-Sector Fixed Income Series                           12/7/1994    -4.63%    4.80%     4.31%       6.41%
Phoenix Multi-Sector Short Term Bond Series                        6/2/2003     -4.36%                          2.28%
Phoenix Strategic Allocation Series                                12/7/1994    -2.39%    7.54%     5.31%       7.38%
Phoenix-Aberdeen International Series                              12/7/1994     6.46%   20.72%     8.18%       8.81%
Phoenix-Alger Small-Cap Growth Series                              8/12/2002     7.60%   18.40%                17.13%
Phoenix-Duff & Phelps Real Estate Securities Series                5/1/1995    -22.63%   18.06%    10.89%      13.90%
Phoenix Dynamic Asset Allocation Series: Aggressive Growth         2/3/2006      0.04%                          6.71%
Phoenix Dynamic Asset Allocation Series: Growth                    2/3/2006     -0.07%                          5.26%
Phoenix Dynamic Asset Allocation Series: Moderate                  2/3/2006     -0.42%                          2.79%
Phoenix Dynamic Asset Allocation Series: Moderate Growth           2/3/2006      0.10%                          4.72%
Phoenix-Sanford Bernstein Mid-Cap Value Series                     3/2/1998     -6.32%   14.64%                 7.16%
Phoenix-Sanford Bernstein Small Cap Value Series                  11/20/2000   -10.14%   14.91%                11.93%
Phoenix-Van Kampen Comstock Series                                 3/2/1998    -10.24%    9.92%                 6.11%
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997    -3.49%    9.65%     3.49%       3.84%
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               4/28/2006    14.56%                          5.68%
PIMCO VIT Real Return Portfolio                                    4/28/2006     2.10%                          2.80%
PIMCO VIT Total Return Portfolio                                   4/28/2006     0.23%                          2.83%
Rydex Variable Trust Inverse Government Long Bond Strategy Fund    6/2/2003    -12.35%                         -3.58%
Rydex Variable Trust Nova Fund                                     6/2/2003     -7.17%                         11.24%
Rydex Variable Trust Sector Rotation Fund                          6/2/2003     14.16%                         14.43%
Sentinel Balanced Fund                                             9/10/2007                                   -5.32%
Sentinel Bond Fund                                                 9/10/2007                                   -4.98%
Sentinel Common Stock Fund                                         9/10/2007                                   -4.85%
Sentinel Mid Cap Growth Fund                                       9/10/2007                                    1.24%
Sentinel Small Company Fund                                        9/10/2007                                   -5.67%
Templeton Developing Markets Securities Fund                       5/1/1997     20.13%   30.14%    10.28%       5.49%
Templeton Foreign Securities Fund                                  5/1/1997      6.97%   17.51%     6.69%       7.08%
Templeton Global Asset Allocation Fund                             5/1/1997      1.59%   14.24%     7.57%       7.90%
Templeton Growth Securities Fund                                   5/1/2000     -5.98%   13.95%                 6.32%
Van Kampen UIF Equity and Income Portfolio                         4/28/2006    -4.98%                          2.02%

Standardized Average Annual Total Return for the Period Ended December 31, 2007
                                   (continued)



                                                                   Inception                                   Since
                    Investment Option                                Date*     1 Year   5 Years   10 Years   Inception
----------------------------------------------------------------------------------------------------------------------
Wanger International Select                                        2/1/1999    13.21%    25.77%                14.71%
Wanger International Small Cap                                     5/1/1995     7.81%    28.46%    15.62%      16.89%
Wanger Select                                                      2/1/1999     0.98%    15.85%                13.04%
Wanger U.S. Smaller Companies                                      5/1/1995    -2.98%    14.65%     8.11%      12.93%


* The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

   Non-Standardized Annual Total Return for the Period Ended December 31, 2007



          Investment Option             1998    1999    2000    2001    2002    2003   2004   2005   2006   2007
-----------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund      17.82%  42.82% -12.01% -24.24% -25.30% 27.90%  5.29%  7.48%  4.98%  10.61%
AIM V.I. Core Equity Fund               26.10%  32.58% -15.62% -23.80% -16.63% 22.88%  7.61%  4.01% 15.25%   6.76%
AIM V.I. Mid Cap Core Equity                                           -12.21% 25.74% 12.40%  6.28%  9.86%   8.17%
Alger American Leveraged
   AllCap Portfolio                     55.87%  75.85% -25.78% -16.99% -34.74% 33.04%  6.84% 13.02% 17.78%  31.86%
AllianceBernstein Balanced
   Wealth Strategy                                                                            5.69% 12.35%   3.95%
AllianceBernstein Wealth
   Appreciation Strategy Portfolio                                                            9.55% 15.87%   3.53%
DWS Equity 500 Index VIP                27.12%  18.89% -10.36% -13.30% -23.29% 26.56%  9.21%  3.37% 14.08%   3.97%
DWS Small Cap Index VIP                 -3.40%  18.67%  -5.06%   0.79% -21.57% 44.61% 16.29%  2.97% 16.04%  -3.12%
Federated Fund For U.S. Government
   Securities II                         6.32%  -1.83%   9.61%   5.69%   7.68%  1.09%  2.31%  0.76%  2.84%   4.95%
Federated High Income Bond
   Fund II- Primary Shares               1.42%   1.05% -10.15%   0.10%   0.12% 20.69%  9.08%  1.38%  9.42%   2.13%
Fidelity VIP Contrafund(R) Portfolio    28.33%  22.61%  -7.87% -13.47% -10.56% 26.75% 13.90% 15.39% 10.20%  16.03%
Fidelity VIP Growth Opportunities
   Portfolio                            22.96%   2.89% -18.21% -15.52% -22.89% 28.04%  5.72%  7.51%  3.99%  21.50%
Fidelity VIP Growth Portfolio           37.65%  35.58% -12.17% -18.76% -31.07% 31.12%  1.97%  4.36%  5.40%  25.28%
Fidelity VIP Investment Grade
   Bond Portfolio                                                6.95%   8.83%  3.76%  3.02%  0.82%  3.01%   2.90%
Franklin Flex Cap Growth
   Securities Fund                                                                                   3.90%  12.90%
Franklin Income Securities Fund                         17.95%  -0.50%  -1.84% 30.08% 12.44%  0.35% 16.77%   2.45%
Lazard Retirement Small-Cap
   Portfolio                            -4.42%   3.82%  19.55%  17.15% -18.70% 35.52% 13.46%  2.70% 14.62%  -8.37%
Lord Abbett Bond-Debenture Portfolio                                     6.58% 16.54%  6.54%  0.05%  7.97%   4.85%
Lord Abbett Growth and Income
   Portfolio                            11.48%  15.29%  14.34%  -7.88% -19.05% 29.39% 11.25%  1.96% 15.81%   2.14%
Lord Abbett Mid-Cap Value Portfolio                     50.55%   6.70% -10.91% 23.21% 22.50%  6.88% 10.83%  -0.68%
Mutual Shares Securities Fund           -1.43%  12.17%  11.85%   5.70% -12.91% 23.58% 11.22%  9.18% 16.90%   2.18%
Neuberger Berman AMT Fasciano
   Portfolio                                                                   23.51% 10.48%  1.62%  3.94%  -0.75%
Neuberger Berman AMT Guardian
   Portfolio                                                                   29.76% 14.11%  6.81% 11.61%   5.79%
Oppenheimer Capital Appreciation
   Fund/VA                                                             -27.99% 29.07%  5.29%  3.56%  6.34%  12.43%
Oppenheimer Global Securities
   Fund/VA                                                     -13.27% -23.33% 41.09% 17.40% 12.65% 15.90%   4.75%
Oppenheimer Main Street Small
   Cap Fund/VA                                                         -16.97% 42.45% 17.70%  8.36% 13.23%  -2.63%
Phoenix Capital Growth Series           28.41%  28.08% -18.81% -35.41% -25.75% 24.91%  3.66%  2.42%  1.93%   9.36%
Phoenix Growth & Income Series                  15.56%  -7.77%  -9.32% -23.48% 25.87%  9.10%  3.50% 15.72%   5.32%
Phoenix Mid-Cap Growth Series                   43.84%  12.34% -26.07% -33.34% 27.22%  5.39%  2.88%  2.83%  20.27%
Phoenix Money Market Series              3.79%   3.52%   4.72%   2.52%   0.15% -0.57% -0.47%  1.30%  3.11%   3.56%
Phoenix Multi-Sector Fixed
   Income Series                        -5.34%   4.15%   5.16%   4.76%   8.62% 13.14%  5.50%  0.52%  5.51%   2.41%
Phoenix Multi-Sector Short
   Term Bond Series                                                                    4.02%  0.10%  4.40%   2.68%
Phoenix Strategic Allocation Series     19.30%   9.88%  -0.66%   0.59% -12.68% 18.37%  6.12%  0.52% 11.28%   4.65%
Phoenix-Aberdeen International Series   26.35%  27.91% -16.86% -25.00% -15.87% 30.22% 19.27% 17.09% 25.79%  13.50%
Phoenix-Alger Small-Cap Growth Series                                          51.47%  0.84% 14.20% 17.96%  14.64%

Phoenix-Duff & Phelps Real Estate
   Securities Series                   -22.19%   3.48%  29.18%   5.28%  10.68% 36.54% 33.01% 13.66% 35.36% -16.77%
Phoenix Dynamic Asset Allocation
   Series: Aggressive Growth                                                                                 7.08%
Phoenix Dynamic Asset Allocation
   Series: Growth                                                                                            6.97%
Phoenix Dynamic Asset Allocation
   Series: Moderate                                                                                          6.62%
Phoenix Dynamic Asset Allocation
   Series: Moderate Growth                                                                                   7.14%
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                -11.40%  15.46%  21.45%  -9.69% 39.21% 18.90%  6.39% 13.48%   0.72%
Phoenix-Sanford Bernstein Small
   Cap Value Series                                             14.31%  -9.68% 42.06% 21.14%  6.12% 15.29%  -3.33%
Phoenix-Van Kampen Comstock Series              22.79%  30.55% -18.99% -22.91% 22.33% 11.50%  4.11% 19.39%  -3.45%
Phoenix-Van Kampen Equity 500
   Index Series                         30.05%  17.36% -12.57% -13.01% -24.64% 24.65%  8.46%  2.40% 12.79%   3.55%
PIMCO VIT CommodityRealReturn(TM)
   Strategy Portfolio                                                                                       21.60%
PIMCO VIT Real Return Portfolio                                                                              9.14%
PIMCO VIT Total Return Portfolio                                                                             7.27%

  Non-Standardized Annual Total Return for the Period Ended December 31, 2007
                                  (continued)



          Investment Option               1998    1999    2000    2001    2002    2003   2004    2005   2006   2007
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Strategy Fund                                                                 -11.78% -6.42%  6.76% -5.71%
Rydex Variable Trust Nova Fund            28.45%  21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79% -0.15%
Rydex Variable Trust Sector Rotation
   Fund                                                                          28.28%   9.33% 12.29% 10.00% 21.20%
Sentinel Balanced Fund                                                                    6.10%  4.34% 10.10%  8.30%
Sentinel Bond Fund                                                                        3.45%  0.54%  2.41%  6.26%
Sentinel Common Stock Fund                                        -9.25% -18.36% 29.80%   8.29%  6.31% 14.70% 10.42%
Sentinel Mid Cap Growth Fund                                     -25.21% -25.03% 40.09%  10.93%  2.48%  4.29% 22.33%
Sentinel Small Company Fund                                        4.03% -15.00% 37.72%  14.47%  6.87% 14.73%  7.57%
Summit S&P Midcap 400 Index Portfolio                     14.45%  -2.41% -16.20% 33.07%  14.32% 10.56%  8.36%  6.04%
Templeton Developing Markets Securities
   Fund                                  -22.03%  51.40% -32.89%  -9.24%  -1.40% 51.08%  23.15% 25.84% 26.49% 27.17%
Templeton Foreign Securities Fund          7.69%  21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%  8.80% 19.93% 14.01%
Templeton Global Asset Allocation Fund     4.78%  21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%  2.26% 19.60%  8.63%
Templeton Growth Securities Fund           7.35%  19.34%   0.22%  -2.54% -19.51% 30.49%  14.58%  7.51% 20.29%  1.06%
Van Kampen UIF Equity and Income
   Portfolio                                                                             10.13%  6.05% 11.18%  2.06%
Wanger International Select                               -2.80% -27.54% -16.35% 39.47%  22.78% 14.98% 34.31% 20.25%
Wanger International Small Cap            14.89% 123.71% -28.75% -22.26% -14.91% 47.01%  28.64% 20.01% 35.45% 14.85%
Wanger Select                                              8.10%   7.72%  -8.77% 29.09%  17.82%  9.11% 18.21%  8.02%
Wanger U.S. Smaller Companies              7.34%  23.53%  -9.30%   9.99% -17.85% 41.43%  16.85%  9.87%  6.53%  4.06%


**   PIMCO VIT Funds began operations February 28, 2006.

Annual Total Returns are net of total annual fund expenses, daily administrative fees, and mortality and expense risk charges.

 THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

Calculation of Yield and Return


     Yield of the Phoenix Money Market Investment Option. We calculate the yield of the Phoenix Money Market Investment Option for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the investment option. We carry results to the nearest hundredth of one percent.


     The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

     The yield/return calculations include a risk and administrative fee equal to 1.25% on an annual basis.


     The Phoenix Money Market Investment Option return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the investment option.


     We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:


The following is an example of how return/yield calculations for the Phoenix Money Market Investment Option are calculated, based on the 7-day period ending December 31, 2007:



Value of hypothetical pre-existing account with exactly one
   Unit at the beginning of the period: ............................   1.000000
Value of the same account (excluding capital changes) at the
   end of the 7-day period: ........................................   1.000550

Calculation:
     Ending account value...........................................   1.000550
     Less beginning account value...................................   1.000000
     Net change in account value....................................   0.000550

Base period return:
     (adjusted change/beginning account value)......................   0.000550
Current yield = return x (365/7) =..................................       2.87%
Effective yield = [(1 + return)365/7] -1 =..........................       2.91%


     Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


     Calculation of Total Return. Total return measures the change in value of an investment option investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the investment option;


(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
   II  = a hypothetical initial payment of $1,000
   R   = average annual total return for the period
   n   = number of years in the period
   ERV = ending redeemable value of the hypothetical $1,000 for the period [see
         (2) and (3) above]


     We normally calculate total return for one, five and ten-year periods for each investment option. If an investment option has not been available for at least ten years, we will provide total returns for other relevant periods.


Performance Information

     Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

     The Dow Jones Industrial Average(SM) /1/
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     Standard & Poor's 500 Index(R) (S&P 500)/2/


     Each investment option may include its yield and total return in advertisements or communications with current or prospective contract owners. Each investment option may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:


     Lipper Analytical Services
     Morningstar, Inc.
     Thomson Financial

     A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

     Barron's
     Business Week
     Changing Times
     Consumer Reports
     Financial Planning
     Financial Services Weekly
     Financial World
     Forbes
     Fortune
     Investor's Business Daily
     Money
     Personal Investor
     Registered Representative
     The New York Times
     The Wall Street Journal
     U.S. News and World Report

     A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

     The total return and yield may be used to compare the performance of the investment options with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:


     The Dow Jones Industrial Average(SM)
     First Boston High Yield Index
     Salomon Brothers Corporate Index
     Salomon Brothers Government Bond Index
     S&P 500


     We may use historical performance of the investment options, the S&P 500, or other recognized investment benchmark portfolio to illustrate periodic annuity income amounts. We will reflect the 1.40% Risk and Administrative Fee and actual or assumed investment option expenses in all illustrations.


----------

/1/ The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

/2/ The S&P 500 is a free-float market capitalization-weightedindex composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.


Calculation of Annuity Payments

     See the prospectus section titled "The Annuity Period" for a description of the payment options.

     You elect a payment option when you purchase your contract as described in your prospectus. You may not change the payment option after the contract has been issued.


     On the contract date, the number of annuity units is set. The number of annuity units for each investment option and/or the FIA is equal to (a) multiplied by (b) divided by (c).

(a)  is the portion of the premium allocated to the investment option of FIA;


(b)  is the applicable payment option rate; and


(c)  is the annuity unit value of the investment option or FIA.

     Thereafter, the number of annuity units in each investment option and/or FIA remains unchanged unless one of the following occurs:

1.   you make transfers to or from the investment option;

2.   you make withdrawals from the investment option or FIA; or


3.   you change the period certain under Payment Option

     E - Annuity for a Specified Period Certain.


     The annuity payment is equal to the number of annuity units in each investment option and/or FIA multiplied by the annuity unit value on the payment calculation date. Variable annuity payments vary with the investment experience of the investment options. Payments may be either higher or lower than the previous payment.


Experts


     The financial statements of PHL Variable Accumulation Account as of December 31, 2007 and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of PHL Variable Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007 included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


     Michele Drummey, Counsel, PHL Variable Insurance Company, provided advice on certain matters relating to federal securities and state regulations in connection with the contracts described in this prospectus.

[LOGO]

--------------------------------------------------------------------------------

                                                                  ANNUAL REPORT

                                                                   PHL VARIABLE

                                                           ACCUMULATION ACCOUNT


                                                              December 31, 2007

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007

                                             AIM V.I. Capital                         AIM V.I. Mid Cap    Alger American
                                            Appreciation Fund - AIM V.I. Core Equity Core Equity Fund -  Leveraged AllCap
                                                  Class I          Fund - Class I         Class I       Portfolio - Class O
                                            ------------------- -------------------- ------------------ -------------------
Assets:
 Investments at fair value.................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
                                                -----------         -----------          ----------         -----------
 Total Assets..............................     $66,229,685         $14,048,369          $6,852,642         $16,675,921
Liabilities:
Payable to PHL Variable Insurance
  Company..................................     $       107         $        --          $       --         $        --
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
Net Assets:
 Accumulation Units........................     $66,131,035         $14,023,143          $6,716,960         $16,535,037
 Contracts in payout
   (annuitization period)..................     $    98,543         $    25,226          $  135,682         $   140,884
                                                -----------         -----------          ----------         -----------
   Total Net Assets........................     $66,229,578         $14,048,369          $6,852,642         $16,675,921
                                                ===========         ===========          ==========         ===========
   Units Outstanding.......................      26,873,786          12,121,548           5,350,235           7,444,031
                                                ===========         ===========          ==========         ===========
 Investment shares held....................       2,255,010             482,597             470,325             301,061
 Investments at cost.......................     $49,596,905         $12,152,064          $6,325,978         $ 7,887,854
   Unit Value
     Asset Manager Option 1................     $        --         $        --          $     1.31         $        --
     Asset Manager Option 2................     $        --         $        --          $       --         $        --
     Freedom Edge(R).......................     $      1.44         $      1.15          $       --         $        --
     Phoenix Dimensions(R) Option 1........     $      1.28         $      1.16          $       --         $        --
     Phoenix Dimensions(R) Option 2........     $      1.27         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 3........     $        --         $        --          $       --         $        --
     Phoenix Dimensions(R) Option 4........     $      1.26         $        --          $       --         $        --
     Phoenix Income Choice(R)..............     $      2.32         $      1.16          $     1.28         $      3.05
     Phoenix Investor's Edge(R) Option 1...     $      2.52         $      1.15          $     1.27         $      3.26
     Phoenix Investor's Edge(R) Option 2...     $      2.49         $      1.15          $     1.26         $      3.23
     Phoenix Investor's Edge(R) Option 3...     $      2.47         $      1.15          $     1.26         $      3.20
     Phoenix Investor's Edge(R) Option 4...     $      2.49         $      1.15          $     1.26         $        --
     Phoenix Premium Edge(R)...............     $      2.15         $      1.15          $     1.27         $      2.01
     Phoenix Spectrum Edge+ Option 1.......     $        --         $        --          $       --         $        --
     Phoenix Spectrum Edge+ Option 2.......     $      1.01         $        --          $       --         $        --
     Phoenix Spectrum Edge(R) Option 1.....     $      2.60         $      1.16          $     1.29         $      3.37
     Phoenix Spectrum Edge(R) Option 2.....     $      2.58         $      1.16          $     1.28         $      3.34
     Phoenix Spectrum Edge(R) Option 3.....     $      2.56         $      1.16          $     1.28         $      3.31
     Phoenix Spectrum Edge(R) Option 4.....     $      2.57         $      1.16          $       --         $        --
     Retirement Planner's Edge.............     $      2.30         $      1.16          $     1.28         $      1.99
     The Big Edge Choice(R)................     $      2.32         $      1.16          $     1.28         $      2.04
     The Phoenix Edge(R)--VA
       Option 1............................     $      2.28         $      1.17          $     1.30         $      2.13
     The Phoenix Edge(R)--VA
       Option 2............................     $      2.22         $      1.16          $     1.28         $      2.06
     The Phoenix Edge(R)--VA
       Option 3............................     $      2.31         $      1.16          $     1.28         $      2.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                Federated High    Fidelity VIP
                                             DWS Equity 500  Federated Fund for  Income Bond      Contrafund(R)
                                            Index Fund VIP -  U.S. Government     Fund II -    Portfolio - Service
                                                Class A        Securities II    Primary Shares        Class
                                            ---------------- ------------------ -------------- -------------------
Assets:
 Investments at fair value.................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
                                              -----------       ------------     -----------      ------------
 Total Assets..............................   $82,484,487       $220,849,610     $21,296,119      $113,863,187
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       351       $        512     $         1      $          2
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
Net Assets:
 Accumulation Units........................   $80,779,522       $220,317,866     $21,235,669      $113,583,031
 Contracts in payout (annuitization period)   $ 1,704,614       $    531,232     $    60,449      $    280,154
                                              -----------       ------------     -----------      ------------
   Total Net Assets........................   $82,484,136       $220,849,098     $21,296,118      $113,863,185
                                              ===========       ============     ===========      ============
   Units Outstanding.......................    32,498,141         92,674,479       7,856,593        35,709,911
                                              ===========       ============     ===========      ============
 Investment shares held....................     5,311,300         19,154,343       2,843,274         4,095,799
 Investments at cost.......................   $65,535,647       $217,786,202     $21,919,836      $103,931,517
   Unit Value
     Asset Manager Option 1................   $        --       $       2.39     $        --      $         --
     Asset Manager Option 2................   $        --       $         --     $      3.23      $         --
     Freedom Edge(R).......................   $      1.47       $       1.11     $      1.30      $       1.87
     Phoenix Dimensions(R) Option 1........   $      1.24       $       1.08     $      1.15      $       1.44
     Phoenix Dimensions(R) Option 2........   $      1.23       $       1.07     $      1.14      $       1.43
     Phoenix Dimensions(R) Option 3........   $        --       $         --     $        --      $         --
     Phoenix Dimensions(R) Option 4........   $      1.22       $       1.06     $        --      $         --
     Phoenix Income Choice(R)..............   $      2.77       $       2.49     $      2.95      $       3.68
     Phoenix Income Choice(R) with GPAF....   $      1.28       $         --     $        --      $         --
     Phoenix Investor's Edge(R) Option 1...   $      2.58       $       2.34     $      2.90      $       3.81
     Phoenix Investor's Edge(R) Option 2...   $      2.55       $       2.32     $      2.87      $       3.78
     Phoenix Investor's Edge(R) Option 3...   $      2.53       $       2.30     $      2.85      $       3.74
     Phoenix Investor's Edge(R) Option 4...   $      2.55       $       2.31     $      2.86      $       3.77
     Phoenix Premium Edge(R)...............   $      2.71       $       2.63     $      2.65      $       3.00
     Phoenix Spectrum Edge+ Option 1.......   $        --       $       1.04     $      0.98      $       1.08
     Phoenix Spectrum Edge+ Option 2.......   $      0.97       $       1.04     $        --      $       1.08
     Phoenix Spectrum Edge(R) Option 1.....   $      2.67       $       2.42     $      3.00      $       3.95
     Phoenix Spectrum Edge(R) Option 2.....   $      2.64       $       2.40     $      2.97      $       3.91
     Phoenix Spectrum Edge(R) Option 3.....   $      2.62       $       2.38     $      2.94      $       3.87
     Phoenix Spectrum Edge(R) Option 4.....   $      2.63       $       2.39     $      2.96      $       3.90
     Retirement Planner's Edge.............   $      2.74       $       2.74     $      2.68      $       3.08
     The Big Edge Choice(R)................   $      2.74       $       2.76     $      2.62      $       3.05
     The Phoenix Edge(R)--VA Option 1......   $      2.83       $       2.92     $      2.82      $       3.19
     The Phoenix Edge(R)--VA Option 2......   $      2.77       $       2.79     $      2.75      $       3.08
     The Phoenix Edge(R)--VA Option 3......   $      2.75       $       2.80     $      2.76      $       3.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Fidelity VIP                     Fidelity VIP
                                               Growth                         Investment
                                            Opportunities    Fidelity VIP     Grade Bond    Franklin Income
                                             Portfolio -  Growth Portfolio -  Portfolio -  Securities Fund -
                                            Service Class   Service Class    Service Class      Class 2
                                            ------------- ------------------ ------------- -----------------
Assets:
 Investments at fair value................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
                                            ------------     -----------      -----------     -----------
 Total Assets.............................. $101,935,330     $41,309,150      $26,890,605     $49,235,101
Liabilities:
 Payable to PHL Variable Insurance
   Company................................. $        111     $         1      $         3     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
Net Assets:
 Accumulation Units........................ $101,845,110     $41,235,551      $26,881,697     $49,235,101
 Contracts in payout (annuitization
   period)................................. $     90,109     $    73,598      $     8,905     $        --
                                            ------------     -----------      -----------     -----------
   Total Net Assets........................ $101,935,219     $41,309,149      $26,890,602     $49,235,101
                                            ============     ===========      ===========     ===========
   Units Outstanding.......................   43,891,280      19,208,902       26,098,157      44,645,015
                                            ============     ===========      ===========     ===========
 Investment shares held....................    4,566,996         918,185        2,122,385       2,844,316
 Investments at cost....................... $ 83,673,800     $27,407,195      $26,271,493     $49,811,094
   Unit Value..............................
     Asset Manager Option 1................ $         --     $      3.70      $        --     $        --
     Asset Manager Option 2................ $         --     $      3.65      $        --     $        --
     Freedom Edge(R)....................... $       1.58     $      1.55      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 1........ $       1.37     $      1.41      $      1.03     $      1.14
     Phoenix Dimensions(R) Option 2........ $       1.36     $        --      $      1.03     $      1.13
     Phoenix Dimensions(R) Option 3........ $         --     $        --      $        --     $      1.13
     Phoenix Dimensions(R) Option 4........ $       1.35     $      1.39      $      1.03     $      1.13
     Phoenix Income Choice(R).............. $       2.68     $      2.34      $      1.03     $        --
     Phoenix Investor's Edge(R) Option 1... $       2.81     $      2.51      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 2... $       2.79     $      2.49      $      1.03     $      1.13
     Phoenix Investor's Edge(R) Option 3... $       2.76     $      2.46      $        --     $      1.12
     Phoenix Investor's Edge(R) Option 4... $       2.78     $      2.48      $        --     $        --
     Phoenix Premium Edge(R)............... $       1.96     $      1.68      $      1.03     $      1.13
     Phoenix Spectrum Edge+ Option 1....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge+ Option 2....... $       1.10     $      1.16      $      1.02     $      0.96
     Phoenix Spectrum Edge(R) Option 1..... $       2.91     $      2.60      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 2..... $       2.88     $      2.57      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 3..... $       2.86     $      2.55      $      1.03     $      1.14
     Phoenix Spectrum Edge(R) Option 4..... $       2.87     $      2.56      $        --     $        --
     Retirement Planner's Edge............. $       2.30     $      1.71      $      1.03     $      1.14
     The Big Edge Choice(R)................ $       2.02     $      1.75      $      1.03     $      1.06
     The Phoenix Edge(R)--VA Option 1...... $       2.12     $      1.80      $      1.04     $      1.14
     The Phoenix Edge(R)--VA Option 2...... $       2.03     $      1.77      $      1.03     $      1.14
     The Phoenix Edge(R)--VA Option 3...... $       2.02     $      1.71      $      1.03     $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Lazard Retirement Lord Abbett Bond -    Lord Abbett     Lord Abbett
                                                Small Cap         Debenture      Growth and Income Mid-Cap Value
                                               Portfolio -       Portfolio -        Portfolio -     Portfolio -
                                             Service Shares        Class VC          Class VC        Class VC
                                            ----------------- ------------------ ----------------- -------------
Assets:
 Investments at fair value.................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
                                               ----------        -----------       ------------     -----------
 Total Assets..............................    $2,960,587        $15,668,516       $163,065,101     $16,171,502
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $       --        $         1       $        167     $         1
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
Net Assets:
 Accumulation Units........................    $2,957,215        $15,574,344       $162,800,239     $16,123,008
 Contracts in payout (annuitization period)    $    3,372        $    94,171       $    264,695     $    48,493
                                               ----------        -----------       ------------     -----------
   Total Net Assets........................    $2,960,587        $15,668,515       $163,064,934     $16,171,501
                                               ==========        ===========       ============     ===========
   Units Outstanding.......................     2,585,339         13,608,064        132,183,039      13,624,743
                                               ==========        ===========       ============     ===========
 Investment shares held....................       296,655          1,331,224          5,842,532         855,635
 Investments at cost.......................    $4,213,553        $15,563,158       $160,073,747     $16,881,039
   Unit Value
     Asset Manager Option 1................    $       --        $        --       $         --     $        --
     Asset Manager Option 2................    $       --        $        --       $         --     $        --
     Freedom Edge(R).......................    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Dimensions(R) Option 1........    $       --        $      1.15       $       1.24     $      1.17
     Phoenix Dimensions(R) Option 2........    $       --        $      1.15       $       1.23     $        --
     Phoenix Dimensions(R) Option 3........    $       --        $        --       $         --     $        --
     Phoenix Dimensions(R) Option 4........    $       --        $        --       $       1.23     $        --
     Phoenix Income Choice(R)..............    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Investor's Edge(R) Option 1...    $     1.14        $      1.14       $       1.23     $      1.18
     Phoenix Investor's Edge(R) Option 2...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 3...    $     1.13        $      1.13       $       1.22     $      1.17
     Phoenix Investor's Edge(R) Option 4...    $     1.13        $      1.14       $       1.22     $      1.17
     Phoenix Premium Edge(R)...............    $     1.14        $      1.15       $       1.23     $      1.18
     Phoenix Spectrum Edge+ Option 1.......    $       --        $      1.00       $       0.97     $      0.89
     Phoenix Spectrum Edge+ Option 2.......    $       --        $        --       $       0.97     $        --
     Phoenix Spectrum Edge(R) Option 1.....    $     1.15        $      1.16       $       1.25     $      1.20
     Phoenix Spectrum Edge(R) Option 2.....    $     1.15        $      1.16       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 3.....    $     1.14        $      1.15       $       1.24     $      1.19
     Phoenix Spectrum Edge(R) Option 4.....    $     1.15        $      1.15       $       1.24     $      1.19
     Retirement Planner's Edge.............    $     1.14        $      1.15       $       1.24     $      1.19
     The Big Edge Choice(R)................    $     1.14        $      1.15       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 1......    $     1.16        $      1.17       $       1.25     $      1.20
     The Phoenix Edge(R)--VA Option 2......    $     1.15        $      1.16       $       1.24     $      1.19
     The Phoenix Edge(R)--VA Option 3......    $     1.14        $      1.15       $       1.24     $      1.19

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Mutual Shares Neuberger Berman Neuberger Berman     Oppenheimer
                                             Securities     AMT Fasciano     AMT Guardian   Capital Appreciation
                                               Fund -       Portfolio -      Portfolio -         Fund/VA -
                                               Class 2        S Class          S Class         Service Shares
                                            ------------- ---------------- ---------------- --------------------
Assets:
 Investments at fair value.................  $83,298,093      $57,456        $28,314,066          $876,690
                                             -----------      -------        -----------          --------
 Total Assets..............................  $83,298,093      $57,456        $28,314,066          $876,690
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................  $         2      $    --        $         3          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
Net Assets:
 Accumulation Units........................  $83,200,258      $57,456        $28,303,407          $876,690
 Contracts in payout
   (annuitization period)..................  $    97,833      $    --        $    10,656          $     --
                                             -----------      -------        -----------          --------
   Total Net Assets........................  $83,298,091      $57,456        $28,314,063          $876,690
                                             ===========      =======        ===========          ========
   Units Outstanding.......................   36,006,710       59,952         26,190,786           767,874
                                             ===========      =======        ===========          ========
 Investment shares held....................    4,125,710        3,962          1,347,004            18,740
 Investments at cost.......................  $73,528,036      $58,385        $28,153,071          $806,454
   Unit Value..............................
     Asset Manager Option 1................  $        --      $    --        $        --          $     --
     Asset Manager Option 2................  $        --      $    --        $        --          $     --
     Freedom Edge(R).......................  $      1.60      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 1........  $      1.29      $    --        $      1.12          $     --
     Phoenix Dimensions(R) Option 2........  $      1.28      $    --        $      1.11          $     --
     Phoenix Dimensions(R) Option 3........  $      1.28      $    --        $        --          $     --
     Phoenix Dimensions(R) Option 4........  $      1.27      $    --        $      1.11          $     --
     Phoenix Income Choice(R)..............  $      3.05      $    --        $      1.12          $     --
     Phoenix Investor's Edge(R) Option 1...  $      3.14      $    --        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 2...  $      3.11      $  0.95        $      1.11          $   1.13
     Phoenix Investor's Edge(R) Option 3...  $      3.08      $    --        $        --          $     --
     Phoenix Investor's Edge(R) Option 4...  $      3.10      $    --        $        --          $     --
     Phoenix Premium Edge(R)...............  $      3.34      $  0.95        $      1.11          $   1.14
     Phoenix Spectrum Edge+ Option 1.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge+ Option 2.......  $      0.94      $    --        $      0.98          $     --
     Phoenix Spectrum Edge(R) Option 1.....  $      3.25      $  0.96        $      1.12          $   1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      3.22      $    --        $      1.12          $   1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      3.19      $    --        $      1.11          $   1.14
     Phoenix Spectrum Edge(R) Option 4.....  $        --      $    --        $        --          $     --
     Retirement Planner's Edge.............  $      3.70      $  0.95        $      1.11          $   1.14
     The Big Edge Choice(R)................  $      1.98      $  1.01        $      1.10          $   1.16
     The Phoenix Edge(R)--VA Option 1......  $      3.81      $  0.96        $      1.12          $   1.15
     The Phoenix Edge(R)--VA Option 2......  $      3.66      $  0.96        $      1.12          $   1.14
     The Phoenix Edge(R)--VA Option 3......  $      3.73      $    --        $      1.12          $   1.14



                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                             Oppenheimer    Oppenheimer
                                                Global      Main Street
                                              Securities     Small Cap
                                              Fund/VA -      Fund/VA -    Phoenix Capital  Phoenix Growth
                                            Service Shares Service Shares  Growth Series  and Income Series
                                            -------------- -------------- --------------- -----------------
Assets:
 Investments at fair value.................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
                                              ----------    -----------     -----------     ------------
 Total Assets..............................   $2,283,625    $20,464,927     $85,556,728     $102,197,682
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................   $       --    $         3     $        --     $         87
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
Net Assets:
 Accumulation Units........................   $2,283,625    $20,456,942     $85,366,452     $101,769,343
 Contracts in payout (annuitization period)   $       --    $     7,982     $   190,276     $    428,252
                                              ----------    -----------     -----------     ------------
   Total Net Assets........................   $2,283,625    $20,464,924     $85,556,728     $102,197,595
                                              ==========    ===========     ===========     ============
   Units Outstanding.......................    2,068,101     21,419,977      59,945,571       43,260,958
                                              ==========    ===========     ===========     ============
 Investment shares held....................       62,962      1,135,050       5,090,952        6,840,514
 Investments at cost.......................   $2,242,432    $21,774,668     $99,550,713     $ 79,620,973
   Unit Value..............................
     Asset Manager Option 1................   $       --    $        --     $        --     $         --
     Asset Manager Option 2................   $       --    $        --     $        --     $       3.45
     Freedom Edge(R).......................   $       --    $      0.97     $      1.26     $       1.52
     Phoenix Dimensions(R) Option 1........   $     1.11    $      0.97     $      1.17     $       1.26
     Phoenix Dimensions(R) Option 2........   $     1.11    $      0.97     $        --     $       1.25
     Phoenix Dimensions(R) Option 3........   $       --    $        --     $        --     $         --
     Phoenix Dimensions(R) Option 4........   $     1.10    $      0.96     $        --     $       1.25
     Phoenix Income Choice(R)..............   $       --    $      0.97     $      1.91     $       2.52
     Phoenix Investor's Edge(R) Option 1...   $     1.11    $      0.97     $      2.16     $       2.63
     Phoenix Investor's Edge(R) Option 2...   $     1.10    $      0.96     $      2.14     $       2.61
     Phoenix Investor's Edge(R) Option 3...   $     1.10    $        --     $      2.12     $       2.58
     Phoenix Investor's Edge(R) Option 4...   $       --    $        --     $      2.14     $       2.60
     Phoenix Premium Edge(R)...............   $     1.11    $      0.97     $      1.11     $       2.18
     Phoenix Spectrum Edge+ Option 1.......   $     0.98    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge+ Option 2.......   $     0.97    $      0.89     $        --     $       0.98
     Phoenix Spectrum Edge(R) Option 1.....   $     1.12    $      0.97     $      2.24     $       2.72
     Phoenix Spectrum Edge(R) Option 2.....   $     1.11    $      0.97     $      2.22     $       2.70
     Phoenix Spectrum Edge(R) Option 3.....   $     1.11    $      0.97     $      2.20     $       2.67
     Phoenix Spectrum Edge(R) Option 4.....   $       --    $        --     $      2.21     $       2.69
     Retirement Planner's Edge.............   $     1.11    $      0.97     $      1.43     $       2.37
     The Big Edge Choice(R)................   $     1.11    $      1.01     $      1.34     $       1.51
     The Phoenix Edge(R)--VA Option 1......   $     1.12    $      0.98     $      1.43     $       2.48
     The Phoenix Edge(R)--VA Option 2......   $     1.11    $      0.97     $      1.39     $       2.37
     The Phoenix Edge(R)--VA Option 3......   $     1.11    $      0.97     $      1.38     $       2.45

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                         Phoenix
                                               Phoenix       Phoenix    Phoenix Multi- Multi-Sector
                                               Mid-Cap        Money      Sector Fixed   Short Term
                                            Growth Series Market Series Income Series  Bond Series
                                            ------------- ------------- -------------- ------------
Assets:
 Investments at fair value.................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
                                             -----------   -----------   ------------  -----------
 Total Assets..............................  $32,697,339   $81,064,210   $124,806,788  $29,323,411
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --   $       244   $         94  $         3
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
Net Assets:
 Accumulation Units........................  $32,637,563   $80,656,790   $124,428,929  $29,303,694
 Contracts in payout (annuitization period)  $    59,776   $   407,176   $    377,765  $    19,714
                                             -----------   -----------   ------------  -----------
   Total Net Assets........................  $32,697,339   $81,063,966   $124,806,694  $29,323,408
                                             ===========   ===========   ============  ===========
   Units Outstanding.......................   17,048,533    41,912,582     51,837,853   25,953,929
                                             ===========   ===========   ============  ===========
 Investment shares held....................    1,993,994     8,106,421     13,737,293    2,972,090
 Investments at cost.......................  $30,189,851   $81,064,210   $128,434,652  $29,761,589
   Unit Value
     Asset Manager Option 1................  $        --   $        --   $       2.85  $        --
     Asset Manager Option 2................  $        --   $      2.20   $       2.82  $        --
     Freedom Edge(R).......................  $      1.42   $      1.06   $       1.19  $      1.14
     Phoenix Dimensions(R) Option 1........  $      1.30   $      1.08   $       1.09  $      1.08
     Phoenix Dimensions(R) Option 2........  $        --   $      1.07   $       1.09  $      1.07
     Phoenix Dimensions(R) Option 3........  $        --   $        --   $         --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.28   $      1.06   $       1.08  $        --
     Phoenix Income Choice(R)..............  $      1.92   $      2.17   $       2.88  $      1.14
     Phoenix Income Choice(R) with GPAF....  $        --   $        --   $         --  $        --
     Phoenix Investor's Edge(R) Option 1...  $      2.27   $      2.09   $       2.74  $      1.12
     Phoenix Investor's Edge(R) Option 2...  $      2.25   $      2.07   $       2.72  $      1.11
     Phoenix Investor's Edge(R) Option 3...  $      2.23   $      2.05   $       2.69  $      1.10
     Phoenix Investor's Edge(R) Option 4...  $      2.24   $      2.07   $       2.71  $      1.11
     Phoenix Premium Edge(R)...............  $      1.46   $      2.19   $       2.97  $      1.12
     Phoenix Spectrum Edge+ Option 1.......  $      1.09   $      1.02   $       1.00  $      1.01
     Phoenix Spectrum Edge+ Option 2.......  $      1.09   $      1.02   $       1.00  $        --
     Phoenix Spectrum Edge(R) Option 1.....  $      2.35   $      2.17   $       2.84  $      1.15
     Phoenix Spectrum Edge(R) Option 2.....  $      2.32   $      2.15   $       2.81  $      1.14
     Phoenix Spectrum Edge(R) Option 3.....  $      2.30   $      2.13   $       2.78  $      1.13
     Phoenix Spectrum Edge(R) Option 4.....  $      2.32   $      2.14   $       2.80  $      1.14
     Retirement Planner's Edge.............  $      2.66   $      2.30   $       3.12  $      1.13
     The Big Edge Choice(R)................  $      1.62   $      1.33   $       1.93  $      1.12
     The Phoenix Edge(R)--VA Option 1......  $      2.69   $      2.41   $       3.29  $      1.16
     The Phoenix Edge(R)--VA Option 2......  $      2.59   $      2.33   $       3.19  $      1.14
     The Phoenix Edge(R)--VA Option 3......  $      2.09   $      2.31   $       3.01  $      1.14

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                      Phoenix -
                                             Phoenix      Phoenix -     Phoenix -   Duff & Phelps
                                            Strategic     Aberdeen        Alger      Real Estate
                                            Allocation  International   Small-Cap    Securities
                                              Series       Series     Growth Series    Series
                                            ----------- ------------- ------------- -------------
Assets:
 Investments at fair value................. $63,031,411 $316,871,054   $33,406,612   $82,754,399
                                            ----------- ------------   -----------   -----------
   Total Assets............................ $63,031,411 $316,871,054   $33,406,612   $82,754,399
Liabilities:
 Payable to PHL Variable Insurance Company. $         1 $          9   $        --   $        62
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
Net Assets:
 Accumulation Units........................ $62,640,490 $316,384,811   $33,305,148   $82,610,664
 Contracts in payout (annuitization period) $   390,920 $    486,234   $   101,464   $   143,673
                                            ----------- ------------   -----------   -----------
   Total Net Assets........................ $63,031,410 $316,871,045   $33,406,612   $82,754,337
                                            =========== ============   ===========   ===========
   Units Outstanding.......................  26,151,678   92,535,361     7,195,030    19,614,270
                                            =========== ============   ===========   ===========
 Investment shares held....................   4,865,845   16,553,054     1,871,402     3,085,181
 Investments at cost....................... $68,833,522 $272,097,266   $29,886,738   $72,751,196
   Unit Value
     Asset Manager Option 1................ $        -- $       5.21   $        --   $      4.92
     Asset Manager Option 2................ $      3.03 $         --   $        --   $        --
     Freedom Edge(R)....................... $      1.32 $       2.32   $      1.76   $      1.97
     Phoenix Dimensions(R) Option 1........ $        -- $       1.70   $      1.57   $      1.24
     Phoenix Dimensions(R) Option 2........ $      1.17 $       1.69   $      1.56   $      1.23
     Phoenix Dimensions(R) Option 3........ $        -- $         --   $        --   $        --
     Phoenix Dimensions(R) Option 4........ $        -- $       1.68   $      1.55   $      1.22
     Phoenix Income Choice(R).............. $      2.58 $       4.00   $      4.73   $      5.31
     Phoenix Investor's Edge(R) Option 1... $      2.54 $       4.36   $      4.63   $      5.14
     Phoenix Investor's Edge(R) Option 2... $      2.51 $       4.32   $      4.59   $      5.09
     Phoenix Investor's Edge(R) Option 3... $      2.49 $       4.28   $      4.56   $      5.04
     Phoenix Investor's Edge(R) Option 4... $      2.51 $       4.31   $      4.58   $      5.07
     Phoenix Premium Edge(R)............... $      2.49 $       2.71   $      4.65   $      6.04
     Phoenix Spectrum Edge+ Option 1....... $      1.00 $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge+ Option 2....... $        -- $       1.05   $      1.06   $      0.87
     Phoenix Spectrum Edge(R) Option 1..... $      2.62 $       4.51   $      4.77   $      5.31
     Phoenix Spectrum Edge(R) Option 2..... $      2.60 $       4.47   $      4.74   $      5.26
     Phoenix Spectrum Edge(R) Option 3..... $      2.58 $       4.43   $      4.70   $      5.22
     Phoenix Spectrum Edge(R) Option 4..... $      2.59 $       4.46   $      4.72   $      5.25
     Retirement Planner's Edge............. $      2.67 $       3.15   $      4.70   $      7.48
     The Big Edge Choice(R)................ $      2.22 $       2.84   $      4.70   $      4.62
     The Phoenix Edge(R)--VA Option 1...... $      2.89 $       3.31   $      4.83   $      7.73
     The Phoenix Edge(R)--VA Option 2...... $      2.75 $       3.15   $      4.74   $      7.44
     The Phoenix Edge(R)--VA Option 3...... $      2.71 $       2.96   $      4.71   $      7.05

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Phoenix-S&P                         Phoenix-S&P
                                              Dynamic   Phoenix-S&P Phoenix-S&P   Dynamic
                                               Asset      Dynamic     Dynamic      Asset
                                            Allocation     Asset       Asset    Allocation
                                              Series:   Allocation  Allocation    Series:
                                            Aggressive    Series:     Series:    Moderate
                                              Growth      Growth     Moderate     Growth
                                            ----------- ----------- ----------- -----------
Assets:
 Investments at fair value................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
                                            ----------- ----------- ----------  -----------
 Total Assets.............................. $18,344,892 $25,710,869 $6,089,470  $14,429,086
Liabilities:
 Payable to PHL Variable Insurance Company. $        -- $        61 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
Net Assets:
 Accumulation Units........................ $18,344,892 $23,897,541 $6,089,470  $14,429,086
 Contracts in payout (annuitization period) $        -- $ 1,813,267 $       --  $        --
                                            ----------- ----------- ----------  -----------
   Total Net Assets........................ $18,344,892 $25,710,808 $6,089,470  $14,429,086
                                            =========== =========== ==========  ===========
   Units Outstanding.......................  15,696,949  22,555,891  5,508,246   12,702,103
                                            =========== =========== ==========  ===========
 Investment shares held....................   1,546,633   2,227,971    560,946    1,277,317
 Investments at cost....................... $17,351,633 $24,747,399 $5,868,705  $13,747,699
   Unit Value
     Asset Manager Option 1................ $        -- $        -- $       --  $        --
     Asset Manager Option 2................ $        -- $        -- $       --  $        --
     Freedom Edge(R)....................... $        -- $      1.16 $     1.11  $      1.14
     Phoenix Dimensions(R) Option 1........ $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Dimensions(R) Option 2........ $      1.19 $      1.16 $       --  $      1.15
     Phoenix Dimensions(R) Option 3........ $        -- $        -- $       --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.18 $      1.15 $       --  $      1.14
     Phoenix Income Choice(R).............. $        -- $      1.16 $       --  $        --
     Phoenix Investor's Edge(R) Option 1... $      1.18 $      1.15 $     1.11  $      1.14
     Phoenix Investor's Edge(R) Option 2... $      1.18 $      1.15 $     1.10  $      1.14
     Phoenix Investor's Edge(R) Option 3... $        -- $        -- $     1.10  $        --
     Phoenix Investor's Edge(R) Option 4... $        -- $        -- $     1.10  $        --
     Phoenix Premium Edge(R)............... $      1.18 $      1.16 $     1.11  $      1.14
     Phoenix Spectrum Edge+ Option 1....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge+ Option 2....... $      0.99 $      1.00 $     1.03  $      1.01
     Phoenix Spectrum Edge(R) Option 1..... $      1.20 $      1.17 $     1.12  $      1.16
     Phoenix Spectrum Edge(R) Option 2..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 3..... $      1.19 $      1.16 $     1.11  $      1.15
     Phoenix Spectrum Edge(R) Option 4..... $        -- $        -- $       --  $        --
     Retirement Planner's Edge............. $      1.19 $      1.16 $     1.11  $      1.15
     The Big Edge Choice(R)................ $      1.12 $      1.12 $     1.10  $      1.11
     The Phoenix Edge(R)--VA Option 1...... $      1.20 $      1.17 $     1.12  $      1.16
     The Phoenix Edge(R)--VA Option 2...... $      1.19 $      1.16 $     1.11  $      1.15
     The Phoenix Edge(R)--VA Option 3...... $      1.19 $      1.16 $     1.11  $        --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                              Phoenix-     Phoenix-
                                              Sanford      Sanford     Phoenix-    Phoenix-Van
                                             Bernstein    Bernstein   Van Kampen  Kampen Equity
                                              Mid-Cap     Small-Cap    Comstock     500 Index
                                            Value Series Value Series   Series       Series
                                            ------------ ------------ ----------- -------------
Assets:
 Investments at fair value................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
                                            -----------  -----------  -----------  -----------
 Total Assets.............................. $81,391,849  $41,421,866  $40,472,227  $55,306,774
Liabilities:
 Payable to PHL Variable Insurance Company. $        54  $        --  $         1  $        17
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
Net Assets:
 Accumulation Units........................ $81,260,386  $41,392,334  $40,321,963  $26,469,819
 Contracts in payout (annuitization period) $   131,409  $    29,532  $   150,263  $28,836,938
                                            -----------  -----------  -----------  -----------
   Total Net Assets........................ $81,391,795  $41,421,866  $40,472,226  $55,306,757
                                            ===========  ===========  ===========  ===========
   Units Outstanding.......................  26,417,707   10,589,738   16,094,533   27,274,939
                                            ===========  ===========  ===========  ===========
 Investment shares held....................   6,416,393    2,864,176    3,239,624    4,187,709
 Investments at cost....................... $81,263,705  $42,184,946  $40,920,983  $46,277,694
   Unit Value
     Asset Manager Option 1................ $      4.13  $        --  $      3.15  $        --
     Asset Manager Option 2................ $        --  $        --  $      3.11  $        --
     Freedom Edge(R)....................... $      1.71  $      1.73  $      1.42  $      1.41
     Phoenix Dimensions(R) Option 1........ $      1.22  $      1.20  $      1.21  $      1.22
     Phoenix Dimensions(R) Option 2........ $      1.21  $      1.19  $      1.20  $      1.21
     Phoenix Dimensions(R) Option 3........ $        --  $        --  $        --  $        --
     Phoenix Dimensions(R) Option 4........ $      1.20  $      1.18  $        --  $      1.20
     Phoenix Income Choice(R).............. $      4.07  $      3.89  $      2.28  $      2.31
     Phoenix Income Choice(R) with GPAF.... $        --  $        --  $        --  $      2.16
     Phoenix Investor's Edge(R) Option 1... $      3.77  $      3.82  $      2.54  $      2.42
     Phoenix Investor's Edge(R) Option 2... $      3.74  $      3.79  $      2.51  $      2.39
     Phoenix Investor's Edge(R) Option 3... $      3.70  $      3.75  $      2.49  $      2.37
     Phoenix Investor's Edge(R) Option 4... $      3.73  $      3.77  $      2.51  $      2.39
     Phoenix Premium Edge(R)............... $      4.89  $      3.99  $      2.35  $      1.87
     Phoenix Spectrum Edge+ Option 1....... $      0.88  $      0.88  $      0.89  $      0.96
     Phoenix Spectrum Edge+ Option 2....... $      0.88  $      0.88  $      0.89  $        --
     Phoenix Spectrum Edge(R) Option 1..... $      3.90  $      3.95  $      2.63  $      2.50
     Phoenix Spectrum Edge(R) Option 2..... $      3.87  $      3.92  $      2.60  $      2.48
     Phoenix Spectrum Edge(R) Option 3..... $      3.83  $      3.88  $      2.58  $      2.45
     Phoenix Spectrum Edge(R) Option 4..... $      3.86  $      3.90  $      2.59  $      2.47
     Retirement Planner's Edge............. $      5.02  $      4.16  $      2.79  $      1.98
     The Big Edge Choice(R)................ $      1.96  $      4.48  $      1.77  $      1.45
     The Phoenix Edge(R)--VA Option 1...... $      5.30  $      4.66  $      3.38  $      2.05
     The Phoenix Edge(R)--VA Option 2...... $      5.57  $      4.22  $      3.20  $      1.97
     The Phoenix Edge(R)--VA Option 3...... $      4.82  $      4.45  $      2.85  $      1.94

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               PIMCO VIT                                Rydex Variable
                                             CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                            Return Strategy  Real Return  Total Return    Government
                                              Portfolio -    Portfolio -   Portfolio -    Long Bond
                                             Advisor Class  Advisor Class Advisor Class Strategy Fund
                                            --------------- ------------- ------------- --------------
Assets:
 Investments at fair value.................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
                                              -----------    ----------    ----------     ----------
 Total Assets..............................   $20,488,547    $1,867,715    $5,684,464     $2,870,430
Liabilities:
 Payable to PHL Variable Insurance Company.   $         2    $       --    $       --     $       --
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
Net Assets:
 Accumulation Units........................   $20,482,345    $1,867,715    $5,684,464     $2,866,519
 Contracts in payout (annuitization period)   $     6,200    $       --    $       --     $    3,911
                                              -----------    ----------    ----------     ----------
   Total Net Assets........................   $20,488,545    $1,867,715    $5,684,464     $2,870,430
                                              ===========    ==========    ==========     ==========
   Units Outstanding.......................    17,689,505     1,694,785     5,146,448      3,315,232
                                              ===========    ==========    ==========     ==========
 Investment shares held....................     1,534,724       148,585       541,893        146,601
 Investments at cost.......................   $18,645,704    $1,822,241    $5,483,154     $3,607,019
   Unit Value
     Asset Manager Option 1................   $        --    $       --    $       --     $       --
     Asset Manager Option 2................   $        --    $       --    $       --     $       --
     Freedom Edge(R).......................   $      1.15    $       --    $     1.10     $     0.77
     Phoenix Dimensions(R) Option 1........   $      1.16    $     1.11    $     1.11     $       --
     Phoenix Dimensions(R) Option 2........   $      1.15    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 3........   $        --    $       --    $       --     $       --
     Phoenix Dimensions(R) Option 4........   $      1.15    $       --    $     1.10     $       --
     Phoenix Income Choice(R)..............   $      1.16    $       --    $       --     $     0.87
     Phoenix Investor's Edge(R) Option 1...   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Investor's Edge(R) Option 2...   $      1.15    $     1.10    $     1.10     $     0.85
     Phoenix Investor's Edge(R) Option 3...   $      1.14    $       --    $       --     $     0.85
     Phoenix Investor's Edge(R) Option 4...   $        --    $       --    $       --     $     0.85
     Phoenix Premium Edge(R)...............   $      1.15    $     1.10    $     1.10     $     0.86
     Phoenix Spectrum Edge+ Option 1.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge+ Option 2.......   $      1.16    $     1.08    $     1.07     $       --
     Phoenix Spectrum Edge(R) Option 1.....   $      1.16    $     1.11    $     1.11     $     0.88
     Phoenix Spectrum Edge(R) Option 2.....   $      1.16    $     1.11    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 3.....   $      1.15    $     1.10    $     1.11     $     0.87
     Phoenix Spectrum Edge(R) Option 4.....   $        --    $       --    $       --     $     0.87
     Retirement Planner's Edge.............   $      1.15    $     1.10    $     1.11     $       --
     The Big Edge Choice(R)................   $      1.21    $     1.09    $     1.08     $       --
     The Phoenix Edge(R)--VA Option 1......   $      1.16    $     1.11    $     1.11     $     0.89
     The Phoenix Edge(R)--VA Option 2......   $      1.16    $     1.11    $     1.11     $     0.87
     The Phoenix Edge(R)--VA Option 3......   $      1.16    $     1.11    $     1.11     $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                               Rydex        Sentinel    Sentinel
                                                Rydex      Variable Trust   Variable    Variable
                                            Variable Trust     Sector       Products    Products
                                              Nova Fund    Rotation Fund  Balanced Fund Bond Fund
                                            -------------- -------------- ------------- ----------
Assets:
 Investments at fair value.................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ----------     ----------     --------    ----------
 Total Assets..............................   $2,140,440     $4,391,665     $300,572    $4,587,123
Liabilities:
 Payable to PHL Variable Insurance Company.   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
Net Assets:
 Accumulation Units........................   $2,140,440     $4,391,665     $300,572    $4,587,123
 Contracts in payout (annuitization period)   $       --     $       --     $     --    $       --
                                              ----------     ----------     --------    ----------
   Total Net Assets........................   $2,140,440     $4,391,665     $300,572    $4,587,123
                                              ==========     ==========     ========    ==========
   Units Outstanding.......................    1,298,777      2,338,702      295,504     4,498,381
                                              ==========     ==========     ========    ==========
 Investment shares held....................      212,768        286,475       24,046       459,170
 Investments at cost.......................   $1,437,156     $3,051,582     $331,532    $4,690,683
   Unit Value
     Asset Manager Option 1................   $       --     $       --     $     --    $       --
     Asset Manager Option 2................   $       --     $       --     $     --    $       --
     Freedom Edge(R).......................   $       --     $     1.78     $     --    $     1.02
     Phoenix Dimensions(R) Option 1........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 2........   $       --     $       --     $     --    $     1.02
     Phoenix Dimensions(R) Option 3........   $       --     $       --     $     --    $       --
     Phoenix Dimensions(R) Option 4........   $       --     $       --     $     --    $     1.02
     Phoenix Income Choice(R)..............   $       --     $       --     $     --    $       --
     Phoenix Investor's Edge(R) Option 1...   $     1.63     $     1.85     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 2...   $     1.62     $     1.84     $     --    $     1.02
     Phoenix Investor's Edge(R) Option 3...   $     1.61     $     1.83     $     --    $       --
     Phoenix Investor's Edge(R) Option 4...   $     1.62     $     1.84     $     --    $       --
     Phoenix Premium Edge(R)...............   $     1.63     $     1.86     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 1.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge+ Option 2.......   $       --     $       --     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 1.....   $     1.67     $     1.90     $   1.02    $     1.02
     Phoenix Spectrum Edge(R) Option 2.....   $     1.66     $     1.89     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 3.....   $     1.65     $     1.87     $     --    $     1.02
     Phoenix Spectrum Edge(R) Option 4.....   $     1.66     $     1.88     $     --    $       --
     Retirement Planner's Edge.............   $     1.65     $     1.87     $     --    $     1.02
     The Big Edge Choice(R)................   $       --     $     1.88     $   1.02    $     1.02
     The Phoenix Edge(R)--VA Option 1......   $     1.69     $     1.92     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 2......   $     1.66     $     1.89     $     --    $     1.02
     The Phoenix Edge(R)--VA Option 3......   $       --     $     1.88     $     --    $       --

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                                                                                      Templeton
                                            Sentinel Variable Sentinel Variable Sentinel Variable Developing Markets
                                             Products Common  Products Mid Cap   Products Small   Securities Fund -
                                               Stock Fund        Growth Fund      Company Fund         Class 2
                                            ----------------- ----------------- ----------------- ------------------
Assets:
 Investments at fair value.................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               -----------        --------         ----------        -----------
 Total Assets..............................    $19,400,522        $477,028         $3,095,517        $16,657,404
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $        --        $     --         $       --        $        --
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
Net Assets:
 Accumulation Units........................    $19,400,522        $477,028         $3,095,517        $16,654,225
 Contracts in payout
   (annuitization period)..................    $        --        $     --         $       --        $     3,179
                                               -----------        --------         ----------        -----------
   Total Net Assets........................    $19,400,522        $477,028         $3,095,517        $16,657,404
                                               ===========        ========         ==========        ===========
   Units Outstanding.......................     18,974,076         442,839          3,080,428          7,286,842
                                               ===========        ========         ==========        ===========
 Investment shares held....................      1,354,787          38,408            221,424          1,041,089
 Investments at cost.......................    $20,081,967        $476,344         $3,453,715        $13,750,674
   Unit Value
     Asset Manager Option 1................    $        --        $     --         $       --        $        --
     Asset Manager Option 2................    $        --        $     --         $       --        $        --
     Freedom Edge(R).......................    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 1........    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Dimensions(R) Option 2........    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Dimensions(R) Option 3........    $        --        $     --         $       --        $        --
     Phoenix Dimensions(R) Option 4........    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Income Choice(R)..............    $        --        $     --         $       --        $      6.90
     Phoenix Investor's Edge(R) Option 1...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 2...    $      1.02        $   1.08         $     1.00        $      1.35
     Phoenix Investor's Edge(R) Option 3...    $        --        $     --         $       --        $      1.34
     Phoenix Investor's Edge(R) Option 4...    $        --        $     --         $       --        $        --
     Phoenix Premium Edge(R)...............    $      1.02        $   1.08         $     1.00        $      5.44
     Phoenix Spectrum Edge+ Option 1.......    $      1.02        $     --         $     1.01        $      1.15
     Phoenix Spectrum Edge+ Option 2.......    $      1.02        $   1.08         $     1.00        $      1.15
     Phoenix Spectrum Edge(R) Option 1.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 2.....    $      1.02        $   1.08         $     1.01        $      1.36
     Phoenix Spectrum Edge(R) Option 3.....    $      1.02        $     --         $     1.00        $      1.35
     Phoenix Spectrum Edge(R) Option 4.....    $        --        $     --         $       --        $      1.36
     Retirement Planner's Edge.............    $      1.02        $   1.08         $     1.00        $      4.69
     The Big Edge Choice(R)................    $      1.02        $   1.08         $     1.00        $      1.75
     The Phoenix Edge(R)--VA Option 1......    $      1.02        $   1.08         $     1.01        $      5.66
     The Phoenix Edge(R)--VA Option 2......    $      1.02        $   1.08         $     1.01        $      5.50
     The Phoenix Edge(R)--VA Option 3......    $        --        $     --         $       --        $      4.72

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                            Templeton Foreign Templeton Global Templeton Growth     Van Kampen UIF
                                            Securities Fund - Asset Allocation Securities Fund -  Equity and Income
                                                 Class 2       Fund - Class 2       Class 2      Portfolio - Class II
                                            ----------------- ---------------- ----------------- --------------------
Assets:
 Investments at fair value.................    $40,632,697       $4,844,373       $74,604,711          $560,070
                                               -----------       ----------       -----------          --------
 Total Assets..............................    $40,632,697       $4,844,373       $74,604,711          $560,070
Liabilities:
 Payable to PHL Variable Insurance
   Company.................................    $         1       $       --       $         1          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
Net Assets:
 Accumulation Units........................    $40,488,482       $4,844,373       $74,516,007          $560,070
 Contracts in payout (annuitization
   period).................................    $   144,214       $       --       $    88,703          $     --
                                               -----------       ----------       -----------          --------
   Total Net Assets........................    $40,632,696       $4,844,373       $74,604,710          $560,070
                                               ===========       ==========       ===========          ========
   Units Outstanding.......................     13,558,281        2,127,452        33,792,114           520,522
                                               ===========       ==========       ===========          ========
 Investment shares held....................      2,006,554          333,635         4,831,911            37,995
 Investments at cost.......................    $28,975,575       $6,554,044       $65,691,244          $563,262
   Unit Value
     Asset Manager Option 1................    $      4.42       $       --       $        --          $     --
     Asset Manager Option 2................    $        --       $       --       $      3.76          $     --
     Freedom Edge(R).......................    $      2.00       $       --       $      1.70          $     --
     Phoenix Dimensions(R) Option 1........    $      1.52       $       --       $      1.32          $   1.09
     Phoenix Dimensions(R) Option 2........    $      1.51       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 3........    $        --       $       --       $      1.31          $     --
     Phoenix Dimensions(R) Option 4........    $      1.50       $       --       $      1.30          $     --
     Phoenix Income Choice(R)..............    $      3.34       $       --       $      3.10          $     --
     Phoenix Investor's Edge(R) Option 1...    $      3.64       $       --       $      3.13          $   1.09
     Phoenix Investor's Edge(R) Option 2...    $      3.60       $       --       $      3.10          $   1.08
     Phoenix Investor's Edge(R) Option 3...    $      3.57       $       --       $      3.07          $     --
     Phoenix Investor's Edge(R) Option 4...    $      3.59       $       --       $      3.09          $     --
     Phoenix Premium Edge(R)...............    $      2.83       $     3.12       $      3.00          $   1.09
     Phoenix Spectrum Edge+ Option 1.......    $      1.05       $       --       $      0.96          $   0.96
     Phoenix Spectrum Edge+ Option 2.......    $      1.05       $       --       $      0.95          $     --
     Phoenix Spectrum Edge(R) Option 1.....    $      3.76       $       --       $      3.23          $   1.10
     Phoenix Spectrum Edge(R) Option 2.....    $      3.73       $       --       $      3.20          $   1.09
     Phoenix Spectrum Edge(R) Option 3.....    $      3.69       $       --       $      3.17          $     --
     Phoenix Spectrum Edge(R) Option 4.....    $      3.72       $       --       $      3.19          $     --
     Retirement Planner's Edge.............    $      3.23       $     3.53       $      3.57          $   1.09
     The Big Edge Choice(R)................    $      2.04       $     2.19       $      2.12          $   1.05
     The Phoenix Edge(R)--VA Option 1......    $      3.32       $     3.72       $      3.81          $   1.10
     The Phoenix Edge(R)--VA Option 2......    $      3.31       $     3.64       $      3.80          $   1.09
     The Phoenix Edge(R)--VA Option 3......    $      3.05       $     3.20       $      3.33          $   1.09

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               December 31, 2007
                                  (Continued)

                                               Wanger        Wanger                   Wanger U.S.
                                            International International                 Smaller
                                               Select       Small Cap   Wanger Select  Companies
                                            ------------- ------------- ------------- -----------
Assets:
 Investments at fair value.................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
                                             -----------  ------------   -----------  -----------
 Total Assets..............................  $26,318,296  $145,767,527   $29,091,912  $92,824,667
Liabilities:
 Payable to PHL Variable Insurance Company.  $        --  $         57   $        --  $         1
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
Net Assets:
 Accumulation Units........................  $26,313,008  $145,586,562   $29,083,652  $92,603,708
 Contracts in payout (annuitization period)  $     5,288  $    180,908   $     8,260  $   220,958
                                             -----------  ------------   -----------  -----------
   Total Net Assets........................  $26,318,296  $145,767,470   $29,091,912  $92,824,666
                                             ===========  ============   ===========  ===========
   Units Outstanding.......................    6,225,198    30,012,549     7,203,433   24,931,502
                                             ===========  ============   ===========  ===========
 Investment shares held....................      937,596     3,309,889     1,036,038    2,559,974
 Investments at cost.......................  $16,880,510  $ 77,518,733   $18,453,515  $48,880,743
   Unit Value
     Asset Manager Option 1................  $        --  $       6.91   $        --  $      4.35
     Asset Manager Option 2................  $        --  $         --   $        --  $        --
     Freedom Edge(R).......................  $      2.78  $       2.93   $      1.72  $      1.61
     Phoenix Dimensions(R) Option 1........  $      1.88  $       1.82   $      1.44  $      1.21
     Phoenix Dimensions(R) Option 2........  $      1.86  $       1.81   $      1.43  $      1.20
     Phoenix Dimensions(R) Option 3........  $        --  $         --   $        --  $        --
     Phoenix Dimensions(R) Option 4........  $      1.85  $       1.80   $        --  $        --
     Phoenix Income Choice(R)..............  $        --  $       5.11   $      4.18  $      3.34
     Phoenix Investor's Edge(R) Option 1...  $      5.38  $       5.97   $      3.97  $      3.43
     Phoenix Investor's Edge(R) Option 2...  $      5.33  $       5.91   $      3.93  $      3.40
     Phoenix Investor's Edge(R) Option 3...  $      5.28  $       5.86   $      3.90  $      3.37
     Phoenix Investor's Edge(R) Option 4...  $      5.31  $       5.90   $      3.92  $      3.39
     Phoenix Premium Edge(R)...............  $      3.35  $       3.37   $      4.17  $      3.84
     Phoenix Spectrum Edge+ Option 1.......  $      1.09  $       1.03   $      0.95  $      0.95
     Phoenix Spectrum Edge+ Option 2.......  $      1.09  $       1.03   $      0.94  $      0.95
     Phoenix Spectrum Edge(R) Option 1.....  $      5.56  $       6.18   $      4.11  $      3.55
     Phoenix Spectrum Edge(R) Option 2.....  $      5.51  $       6.12   $      4.07  $      3.52
     Phoenix Spectrum Edge(R) Option 3.....  $      5.46  $       6.06   $      4.03  $      3.49
     Phoenix Spectrum Edge(R) Option 4.....  $      5.49  $       6.10   $      4.06  $      3.51
     Retirement Planner's Edge.............  $      5.69  $       5.20   $      5.24  $      3.79
     The Big Edge Choice(R)................  $      3.48  $       5.82   $      3.04  $      3.80
     The Phoenix Edge(R)--VA Option 1......  $      5.90  $       5.43   $      5.31  $      3.92
     The Phoenix Edge(R)--VA Option 2......  $      5.62  $       5.15   $      5.06  $      3.77
     The Phoenix Edge(R)--VA Option 3......  $      5.57  $       5.10   $      4.93  $      3.78

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007

                                       AIM V.I. Capital   AIM V.I. Core     AIM V.I. Mid Cap     Alger American
                                         Appreciation         Equity           Core Equity      Leveraged AllCap
                                        Fund - Class I    Fund - Class I     Fund - Class I    Portfolio - Class O
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $       --       $   159,385         $    15,270        $         --
Expenses:
   Mortality and expense fees.........       791,722           180,309              93,687             207,792
   Administrative fees................        84,581            18,993               9,477              20,759
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........      (876,303)          (39,917)            (87,894)           (228,551)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,054,758           336,812             138,555           2,028,807
   Realized gain distributions........            --                --              99,602                  --
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,054,758           336,812             238,157           2,028,807
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     6,608,281           714,917             476,554           2,797,556
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $6,786,736       $ 1,011,812         $   626,817        $  4,597,812
                                          ==========       ===========         ===========        ============

                                                                                                  Fidelity VIP
                                        DWS Equity 500  Federated Fund for   Federated High       Contrafund(R)
                                          Index Fund     U.S. Government    Income Bond Fund       Portfolio -
                                        VIP - Class A     Securities II    II - Primary Shares    Service Class
                                       ---------------- ------------------ ------------------- -------------------
Income:
   Dividends..........................    $1,288,516       $ 9,600,520         $ 1,946,492        $    920,691
Expenses:
   Mortality and expense fees.........     1,025,075         2,579,809             295,075           1,366,274
   Administrative fees................       104,428           274,952              29,402             139,913
                                          ----------       -----------         -----------        ------------
Net investment income (loss)..........       159,013         6,745,759           1,622,015            (585,496)
                                          ----------       -----------         -----------        ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of
     fund shares......................     1,269,158           157,310              (2,579)          1,392,711
   Realized gain distributions........            --                --                  --          27,517,336
                                          ----------       -----------         -----------        ------------
   Realized gain (loss)...............     1,269,158           157,310              (2,579)         28,910,047
                                          ----------       -----------         -----------        ------------
Change in unrealized appreciation
  (depreciation) during the year......     1,885,818         3,643,417          (1,102,362)        (11,990,435)
                                          ----------       -----------         -----------        ------------
Net increase (decrease) in net assets
  from operations.....................    $3,313,989       $10,546,486         $   517,074        $ 16,334,116
                                          ==========       ===========         ===========        ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                Fidelity                                Fidelity
                                               VIP Growth           Fidelity         VIP Investment
                                              Opportunities        VIP Growth          Grade Bond      Franklin Income
                                           Portfolio - Service Portfolio - Service Portfolio - Service   Securities
                                                  Class               Class               Class        Fund - Class 2
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  240,886          $    25,516       $   879,861
Expenses:
   Mortality and expense fees.............         843,248            466,141              142,083           390,600
   Administrative fees....................          90,467             48,942               14,855            35,062
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............        (933,715)          (274,197)            (131,422)          454,199
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................         106,991          1,988,775                1,326            (2,741)
   Realized gain distributions............              --             34,067                   --           163,173
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................         106,991          2,022,842                1,326           160,432
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      14,136,266          6,964,608              619,112          (963,468)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $13,309,542         $8,713,253          $   489,016       $  (348,837)
                                               ===========         ==========          ===========       ===========

                                            Lazard Retirement      Lord Abbett         Lord Abbett       Lord Abbett
                                                Small Cap       Bond - Debenture    Growth and Income   Mid-Cap Value
                                               Portfolio -         Portfolio -         Portfolio -       Portfolio -
                                             Service Shares         Class VC            Class VC          Class VC
                                           ------------------- ------------------- ------------------- ---------------
Income:
   Dividends..............................     $        --         $  942,926          $ 2,017,997       $    73,743
Expenses:
   Mortality and expense fees.............          47,488            206,014            1,795,133           232,323
   Administrative fees....................           4,775             19,971              191,074            23,449
                                               -----------         ----------          -----------       -----------
Net investment income (loss)..............         (52,263)           716,941               31,790          (182,029)
                                               -----------         ----------          -----------       -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund
     shares...............................          89,811             94,733              437,872           333,728
   Realized gain distributions............       1,361,265             50,999           11,128,134         2,167,861
                                               -----------         ----------          -----------       -----------
   Realized gain (loss)...................       1,451,076            145,732           11,566,006         2,501,589
                                               -----------         ----------          -----------       -----------
Change in unrealized appreciation
  (depreciation) during the year..........      (1,669,666)          (138,842)          (8,977,465)       (2,331,822)
                                               -----------         ----------          -----------       -----------
Net increase (decrease) in net assets from
  operations..............................     $  (270,853)        $  723,831          $ 2,620,331       $   (12,262)
                                               ===========         ==========          ===========       ===========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                                   Oppenheimer
                                                                                                     Capital
                                        Mutual Shares    Neuberger Berman    Neuberger Berman     Appreciation
                                      Securities Fund -    AMT Fasciano        AMT Guardian     Fund/VA - Service
                                           Class 2      Portfolio - S Class Portfolio - S Class      Shares
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $   915,123        $        --         $    53,213        $       46
Expenses:
   Mortality and expense fees........        865,313                612             136,498             7,450
   Administrative fees...............         83,393                 64              14,598               744
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........        (33,583)              (676)            (97,883)           (8,148)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................        168,708                160                (753)            5,923
   Realized gain distributions.......      2,240,514                399                  --                --
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............      2,409,222                559                (753)            5,923
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....     (2,148,037)            (1,548)            118,494            52,562
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $   227,602        $    (1,665)        $    19,858        $   50,337
                                         ===========        ===========         ===========        ==========

                                         Oppenheimer     Oppenheimer Main
                                      Global Securities  Street Small Cap                            Phoenix
                                      Fund/VA - Service  Fund/VA - Service    Phoenix Capital   Growth and Income
                                           Shares             Shares           Growth Series         Series
                                      ----------------- ------------------- ------------------- -----------------
Income:
   Dividends.........................    $    17,473        $     2,786         $   232,360        $1,022,498
Expenses:
   Mortality and expense fees........         23,567            109,996           1,108,693         1,294,710
   Administrative fees...............          2,263             11,628             116,614           136,939
                                         -----------        -----------         -----------        ----------
Net investment income (loss).........         (8,357)          (118,838)           (992,947)         (409,151)
                                         -----------        -----------         -----------        ----------
Realized gains (losses) on
  investments
   Realized gain (loss) on sale of
     fund shares.....................         10,478             (1,144)         (1,340,476)        2,420,380
   Realized gain distributions.......         73,073             60,250                  --         2,581,209
                                         -----------        -----------         -----------        ----------
   Realized gain (loss)..............         83,551             59,106          (1,340,476)        5,001,589
                                         -----------        -----------         -----------        ----------
Change in unrealized appreciation
  (depreciation) during the year.....        (26,926)        (1,326,868)         10,786,510         1,038,637
                                         -----------        -----------         -----------        ----------
Net increase (decrease) in net assets
  from operations....................    $    48,268        $(1,386,600)        $ 8,453,087        $5,631,075
                                         ===========        ===========         ===========        ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                   Phoenix       Phoenix       Phoenix      Phoenix
                                                   Mid-Cap        Money     Multi-Sector  Multi-Sector
                                                    Growth       Market     Fixed Income   Short Term
                                                    Series       Series        Series     Bond Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $        --   $ 3,587,551   $ 6,480,591  $  1,557,710
Expenses:
   Mortality and expense fees...................     406,462       933,058     1,428,940       415,073
   Administrative fees..........................      42,579        94,213       146,638        38,921
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................    (449,041)    2,560,280     4,905,013     1,103,716
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..     608,123            --      (181,540)       75,852
   Realized gain distributions..................          --            --            --            --
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................     608,123            --      (181,540)       75,852
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................   5,688,396            --    (2,065,005)     (414,917)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 5,847,478   $ 2,560,280   $ 2,658,468  $    764,651
                                                 ===========   ===========   ===========  ============

                                                                                          Phoenix-Duff
                                                   Phoenix      Phoenix-    Phoenix-Alger   & Phelps
                                                  Strategic     Aberdeen      Small-Cap   Real Estate
                                                  Allocation  International    Growth      Securities
                                                    Series       Series        Series        Series
                                                 -----------  ------------- ------------- ------------
Income:
   Dividends.................................... $ 1,752,345   $ 4,579,982   $        --  $  1,236,350
Expenses:
   Mortality and expense fees...................     848,235     3,276,994       425,911     1,213,302
   Administrative fees..........................      87,104       351,086        44,168       124,970
                                                 -----------   -----------   -----------  ------------
Net investment income (loss)....................     817,006       951,902      (470,079)     (101,922)
                                                 -----------   -----------   -----------  ------------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..    (101,653)    1,511,006       495,544     6,365,612
   Realized gain distributions..................   3,600,241    15,714,042     6,381,223     8,001,467
                                                 -----------   -----------   -----------  ------------
   Realized gain (loss).........................   3,498,588    17,225,048     6,876,767    14,367,079
                                                 -----------   -----------   -----------  ------------
Change in unrealized appreciation (depreciation)
  during the year...............................  (1,093,303)   17,070,849    (1,560,162)  (31,132,694)
                                                 -----------   -----------   -----------  ------------
Net increase (decrease) in net assets from
  operations.................................... $ 3,222,291   $35,247,799   $ 4,846,526  $(16,867,537)
                                                 ===========   ===========   ===========  ============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                              Phoenix-S&P
                                                       Phoenix-S&P  Phoenix-S&P  Phoenix-S&P    Dynamic
                                                      Dynamic Asset   Dynamic      Dynamic       Asset
                                                       Allocation      Asset        Asset      Allocation
                                                         Series:     Allocation  Allocation     Series:
                                                       Aggressive     Series:      Series:      Moderate
                                                         Growth        Growth     Moderate       Growth
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    188,092  $   325,417  $   120,990   $  245,831
Expenses:
   Mortality and expense fees........................      162,233      214,093       54,078      151,838
   Administrative fees...............................       16,850       18,243        5,355       14,165
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................        9,009       93,081       61,557       79,828
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......       86,104       38,546       15,653       73,613
   Realized gain distributions.......................      152,437      163,225       80,903      163,946
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................      238,541      201,771       96,556      237,559
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................      400,249      492,629      126,402      370,054
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    647,799  $   787,481  $   284,515   $  687,441
                                                      ============  ===========  ===========   ==========

                                                        Phoenix-      Phoenix-
                                                         Sanford      Sanford    Phoenix-Van  Phoenix-Van
                                                        Bernstein    Bernstein     Kampen        Kampen
                                                         Mid-Cap     Small-Cap    Comstock     Equity 500
                                                      Value Series  Value Series   Series     Index Series
                                                      ------------- ------------ -----------  ------------
Income:
   Dividends......................................... $    113,062  $        --  $   725,786   $  767,807
Expenses:
   Mortality and expense fees........................    1,003,161      565,759      588,537    1,075,406
   Administrative fees...............................      102,984       59,423       60,627       37,432
                                                      ------------  -----------  -----------   ----------
Net investment income (loss).........................     (993,083)    (625,182)      76,622     (345,031)
                                                      ------------  -----------  -----------   ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......    1,634,228      736,827      292,143    3,132,204
   Realized gain distributions.......................   10,002,102    5,746,694    2,241,969           --
                                                      ------------  -----------  -----------   ----------
   Realized gain (loss)..............................   11,636,330    6,483,521    2,534,112    3,132,204
                                                      ------------  -----------  -----------   ----------
Change in unrealized appreciation (depreciation)
  during the year....................................  (10,260,629)  (7,134,736)  (3,853,673)    (811,995)
                                                      ------------  -----------  -----------   ----------
Net increase (decrease) in net assets from operations $    382,618  $(1,276,397) $(1,242,939)  $1,975,178
                                                      ============  ===========  ===========   ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                    PIMCO VIT                                Rydex Variable
                                                  CommodityReal    PIMCO VIT     PIMCO VIT   Trust Inverse
                                                 Return Strategy  Real Return  Total Return    Government
                                                   Portfolio -    Portfolio -   Portfolio -    Long Bond
                                                  Advisor Class  Advisor Class Advisor Class Strategy Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $  506,853      $ 46,543      $241,675      $ 144,407
Expenses:
   Mortality and expense fees...................       93,312        13,220        62,128         51,587
   Administrative fees..........................        9,591         1,289         6,461          4,811
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................      403,950        32,034       173,086         88,009
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..          949       (49,582)      (35,841)      (200,380)
   Realized gain distributions..................           --         4,005            --             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................          949       (45,577)      (35,841)      (200,380)
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................    1,875,191        67,597       216,660        (55,243)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $2,280,090      $ 54,054      $353,905      $(167,614)
                                                   ==========      ========      ========      =========

                                                                     Rydex
                                                                   Variable      Sentinel
                                                      Rydex          Trust       Variable       Sentinel
                                                    Variable        Sector       Products       Variable
                                                      Trust        Rotation      Balanced       Products
                                                    Nova Fund        Fund          Fund        Bond Fund
                                                 --------------- ------------- ------------- --------------
Income:
   Dividends....................................   $   31,102      $     --      $  6,864      $ 173,695
Expenses:
   Mortality and expense fees...................       36,263        57,765           616          7,619
   Administrative fees..........................        3,372         5,808            78            772
                                                   ----------      --------      --------      ---------
Net investment income (loss)....................       (8,533)      (63,573)        6,170        165,304
                                                   ----------      --------      --------      ---------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares..      389,115       343,322           (82)           307
   Realized gain distributions..................           --       325,548        16,984             --
                                                   ----------      --------      --------      ---------
   Realized gain (loss).........................      389,115       668,870        16,902            307
                                                   ----------      --------      --------      ---------
Change in unrealized appreciation (depreciation)
  during the year...............................     (327,452)      289,718       (30,961)      (103,559)
                                                   ----------      --------      --------      ---------
Net increase (decrease) in net assets from
  operations....................................   $   53,130      $895,015      $ (7,889)     $  62,052
                                                   ==========      ========      ========      =========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                                                   Sentinel    Templeton
                                                         Sentinel    Sentinel      Variable   Developing
                                                         Variable    Variable      Products     Markets
                                                         Products    Products       Small     Securities
                                                          Common      Mid Cap      Company      Fund -
                                                        Stock Fund  Growth Fund      Fund       Class 2
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  203,332  $        --  $    17,645  $  226,261
Expenses:
   Mortality and expense fees..........................     32,318        1,177        5,448     144,826
   Administrative fees.................................      3,275          120          549      14,039
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    167,739       (1,297)      11,648      67,396
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........       (463)        (441)         117    (445,048)
   Realized gain distributions.........................    344,105           --      283,757     777,463
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................    343,642         (441)     283,874     332,415
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................   (681,445)         684     (358,198)  1,209,862
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $ (170,064) $    (1,054) $   (62,676) $1,609,673
                                                        ==========  ===========  ===========  ==========

                                                                     Templeton
                                                        Templeton     Global      Templeton   Van Kampen
                                                         Foreign       Asset        Growth    UIF Equity
                                                        Securities  Allocation    Securities  and Income
                                                          Fund -      Fund -        Fund -    Portfolio -
                                                         Class 2      Class 2     Class (2)    Class II
                                                        ----------  -----------  -----------  -----------
Income:
   Dividends........................................... $  834,995  $   878,992  $   771,197  $    5,920
Expenses:
   Mortality and expense fees..........................    494,861       61,959      783,095       4,661
   Administrative fees.................................     50,903        6,286       75,422         454
                                                        ----------  -----------  -----------  ----------
Net investment income (loss)...........................    289,231      810,747      (87,320)        805
                                                        ----------  -----------  -----------  ----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.........    770,613       43,497      609,201         266
   Realized gain distributions.........................  1,904,523    1,152,590    2,460,654       8,334
                                                        ----------  -----------  -----------  ----------
   Realized gain (loss)................................  2,675,136    1,196,087    3,069,855       8,600
                                                        ----------  -----------  -----------  ----------
Change in unrealized appreciation (depreciation) during
  the year.............................................  2,178,100   (1,598,892)  (3,106,805)    (10,371)
                                                        ----------  -----------  -----------  ----------
Net increase (decrease) in net assets from operations.. $5,142,467  $   407,942  $  (124,270) $     (966)
                                                        ==========  ===========  ===========  ==========

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    For the period ended December 31, 2007
                                  (Continued)

                                                         Wanger        Wanger                 Wanger U.S.
                                                      International International   Wanger      Smaller
                                                         Select       Small Cap     Select     Companies
                                                      ------------- ------------- ----------  -----------
Income:
   Dividends.........................................  $  174,960    $ 1,286,265  $       --  $        --
Expenses:
   Mortality and expense fees........................     307,384      1,759,049     363,731    1,259,405
   Administrative fees...............................      31,274        185,285      38,434      131,945
                                                       ----------    -----------  ----------  -----------
Net investment income (loss).........................    (163,698)      (658,069)   (402,165)  (1,391,350)
                                                       ----------    -----------  ----------  -----------
Realized gains (losses) on investments
   Realized gain (loss) on sale of fund shares.......     593,728      7,090,252     753,481    9,548,738
   Realized gain distributions.......................   2,809,893     11,582,324     523,056    5,694,318
                                                       ----------    -----------  ----------  -----------
   Realized gain (loss)..............................   3,403,621     18,672,576   1,276,537   15,243,056
                                                       ----------    -----------  ----------  -----------
Change in unrealized appreciation (depreciation)
  during the year....................................   1,209,191      1,999,381   1,303,691   (9,105,744)
                                                       ----------    -----------  ----------  -----------
Net increase (decrease) in net assets from operations  $4,449,114    $20,013,888  $2,178,063  $ 4,745,962
                                                       ==========    ===========  ==========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006

                                                         AIM V.I. Capital
                                                           Appreciation              AIM V.I. Core
                                                          Fund - Class I         Equity Fund - Class I
                                                     ------------------------  ------------------------
                                                         2007         2006         2007         2006
                                                     -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (876,303) $  (629,802) $   (39,917) $   (50,884)
   Realized gains (losses)..........................   1,054,758      386,676      336,812       17,982
   Unrealized appreciation (depreciation) during
     the year.......................................   6,608,281    2,955,842      714,917    1,181,387
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   6,786,736    2,712,716    1,011,812    1,148,485
                                                     -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   3,037,695   14,385,141      190,455      112,357
   Transfers between investment options (including
     GIA/MVA), net..................................   1,726,084    3,722,496   (1,013,235)  15,453,866
   Transfers for contract benefits and
     terminations...................................  (5,589,684)  (4,489,247)  (1,525,545)  (1,196,822)
   Contract maintenance charges.....................    (332,456)    (212,026)     (73,086)     (59,634)
   Net change to contracts in payout period.........         592       (1,189)         468         (752)
                                                     -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (1,157,769)  13,405,175   (2,420,943)  14,309,015
                                                     -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   5,628,967   16,117,891   (1,409,131)  15,457,500
Net assets at beginning of period...................  60,600,611   44,482,720   15,457,500           --
                                                     -----------  -----------  -----------  -----------
Net assets at end of period......................... $66,229,578  $60,600,611  $14,048,369  $15,457,500
                                                     ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          AIM V.I. Mid Cap           Alger American
                                                             Core Equity            Leveraged AllCap
                                                           Fund - Class I          Portfolio - Class O
                                                      ------------------------  ------------------------
                                                          2007         2006         2007         2006
                                                      -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,894) $   (42,028) $  (228,551) $  (225,682)
   Realized gains (losses)...........................     238,157      919,975    2,028,807      601,712
   Unrealized appreciation (depreciation) during the
     year............................................     476,554      (62,659)   2,797,556    2,229,359
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     626,817      815,288    4,597,812    2,605,389
                                                      -----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     106,096      214,785      173,170      594,825
   Transfers between investment options (including
     GIA/MVA), net...................................    (773,961)  (1,123,761)  (1,714,238)  (1,884,679)
   Transfers for contract benefits and terminations..  (1,284,314)    (909,567)  (2,794,005)  (2,033,668)
   Contract maintenance charges......................     (23,408)     (19,118)     (40,021)     (48,261)
   Net change to contracts in payout period..........         179          199          315          148
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,975,408)  (1,836,462)  (4,374,779)  (3,371,635)
                                                      -----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,348,591)  (1,021,174)     223,033     (766,246)
Net assets at beginning of period....................   8,201,233    9,222,407   16,452,888   17,219,134
                                                      -----------  -----------  -----------  -----------
Net assets at end of period.......................... $ 6,852,642  $ 8,201,233  $16,675,921  $16,452,888
                                                      ===========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                  Federated Fund for
                                                         DWS Equity 500             U.S. Government
                                                    Index Fund VIP - Class A         Securities II
                                                    ------------------------  --------------------------
                                                        2007         2006         2007          2006
                                                    -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss).................... $   159,013  $  (118,225) $  6,745,759  $  4,785,670
   Realized gains (losses).........................   1,269,158    1,681,265       157,310         9,002
   Unrealized appreciation (depreciation) during
     the year......................................   1,885,818    7,177,035     3,643,417       752,579
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets
  from operations..................................   3,313,989    8,740,075    10,546,486     5,547,251
                                                    -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners..........   5,140,029   23,595,867    10,370,101    41,721,638
   Transfers between investment options
     (including GIA/MVA), net......................   3,273,298   (1,738,998)   11,740,045    16,746,590
   Transfers for contract
     benefits and terminations.....................  (8,025,157)  (7,391,490)  (19,816,729)  (19,298,876)
   Contract maintenance charges....................    (391,023)    (221,721)   (1,018,737)     (762,653)
   Net change to contracts in payout period........      23,555       (5,657)        9,856        (5,171)
                                                    -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions.......................      20,702   14,238,001     1,284,536    38,401,528
                                                    -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets.....   3,334,691   22,978,076    11,831,022    43,948,779
Net assets at beginning of period..................  79,149,445   56,171,369   209,018,076   165,069,297
                                                    -----------  -----------  ------------  ------------
Net assets at end of period........................ $82,484,136  $79,149,445  $220,849,098  $209,018,076
                                                    ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Federated High              Fidelity VIP
                                                       Income Bond Fund II -          Contrafund(R)
                                                          Primary Shares        Portfolio - Service Class
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $ 1,622,015  $ 1,655,138  $   (585,496) $   (196,511)
   Realized gains (losses)..........................      (2,579)     (28,277)   28,910,047     8,163,434
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,102,362)     418,503   (11,990,435)      990,372
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................     517,074    2,045,364    16,334,116     8,957,295
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     713,466      603,492     2,980,576     4,230,344
   Transfers between investment options
     (including GIA/MVA), net.......................     (83,558)   1,777,518    12,138,048    13,044,333
   Transfers for contract benefits and
     terminations...................................  (3,510,193)  (3,831,865)  (17,663,833)  (10,702,935)
   Contract maintenance charges.....................     (49,608)     (67,183)     (231,017)     (191,059)
   Net change to contracts in payout period.........        (300)         108         1,813        (9,799)
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (2,930,193)  (1,517,930)   (2,774,413)    6,370,884
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,413,119)     527,434    13,559,703    15,328,179
Net assets at beginning of period...................  23,709,237   23,181,803   100,303,482    84,975,303
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $21,296,118  $23,709,237  $113,863,185  $100,303,482
                                                     ===========  ===========  ============  ============


                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Fidelity VIP Growth
                                                           Opportunities           Fidelity VIP Growth
                                                     Portfolio - Service Class  Portfolio - Service Class
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (933,715) $  (256,849) $  (274,197) $  (386,287)
   Realized gains (losses)..........................      106,991        9,861    2,022,842    1,066,158
   Unrealized appreciation (depreciation) during
     the year.......................................   14,136,266    2,415,192    6,964,608    1,262,500
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................   13,309,542    2,168,204    8,713,253    1,942,371
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   34,748,538   18,220,029      661,614      649,165
   Transfers between investment options
     (including GIA/MVA), net.......................   15,342,255    7,866,320      903,044   (1,759,015)
   Transfers for contract benefits and
     terminations...................................   (3,833,671)  (1,752,890)  (4,964,201)  (5,040,945)
   Contract maintenance charges.....................     (285,944)     (92,080)    (141,556)    (175,715)
   Net change to contracts in payout period.........          782       (1,002)       3,006          (25)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   45,971,960   24,240,377   (3,538,093)  (6,326,535)
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   59,281,502   26,408,581    5,175,160   (4,384,164)
Net assets at beginning of period...................   42,653,717   16,245,136   36,133,989   40,518,153
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $101,935,219  $42,653,717  $41,309,149  $36,133,989
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Fidelity VIP Investment     Franklin Income
                                                      Grade Bond Portfolio -     Securities Fund -
                                                        Service Class                 Class 2
                                                      ----------------------- -----------------------
                                                          2007        2006        2007        2006
                                                       -----------    ----    -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  (131,422)    $--     $   454,199  $  (14,955)
   Realized gains (losses)...........................       1,326      --         160,432       9,967
   Unrealized appreciation (depreciation) during the
     year............................................     619,112      --        (963,468)    387,475
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets from operations     489,016      --        (348,837)    382,487
                                                       -----------    ---     -----------  ----------
Contract transactions:
   Payments received from contract owners............  16,858,538      --      26,972,888   4,885,093
   Transfers between investment options (including
     GIA/MVA), net...................................  10,257,947      --      16,382,705   4,005,850
   Transfers for contract benefits and terminations..    (706,376)     --      (2,705,209)   (287,528)
   Contract maintenance charges......................      (8,862)     --         (49,347)     (3,001)
   Net change to contracts in payout period..........         339      --              --          --
                                                       -----------    ---     -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,401,586      --      40,601,037   8,600,414
                                                       -----------    ---     -----------  ----------
       Total increase (decrease) in net assets.......  26,890,602      --      40,252,200   8,982,901
Net assets at beginning of period....................          --      --       8,982,901          --
                                                       -----------    ---     -----------  ----------
Net assets at end of period.......................... $26,890,602     $--     $49,235,101  $8,982,901
                                                       ===========    ===     ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                        Lord Abbett
                                                          Lazard Retirement           Bond-Debenture
                                                      Small Cap - Service Shares   Portfolio - Class VC
                                                      ------------------------   ------------------------
                                                          2007          2006         2007         2006
                                                      -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (52,263)  $   (69,350) $   716,941  $   705,829
   Realized gains (losses)...........................   1,451,076       520,188      145,732       35,813
   Unrealized appreciation (depreciation) during the
     year............................................  (1,669,666)      186,715     (138,842)     413,504
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets from operations    (270,853)      637,553      723,831    1,155,146
                                                      -----------   -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............      20,641       246,865      405,891      328,082
   Transfers between investment options (including
     GIA/MVA), net...................................    (434,383)   (1,298,207)   1,474,799    1,467,843
   Transfers for contract benefits and terminations..    (740,038)     (736,712)  (2,952,419)  (2,221,705)
   Contract maintenance charges......................     (17,413)      (17,573)     (56,578)     (50,893)
   Net change to contracts in payout period..........         (11)         (161)       1,414        8,030
                                                      -----------   -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  (1,171,204)   (1,805,788)  (1,126,893)    (468,643)
                                                      -----------   -----------  -----------  -----------
       Total increase (decrease) in net assets.......  (1,442,057)   (1,168,235)    (403,062)     686,503
Net assets at beginning of period....................   4,402,644     5,570,879   16,071,577   15,385,074
                                                      -----------   -----------  -----------  -----------
Net assets at end of period.......................... $ 2,960,587   $ 4,402,644  $15,668,515  $16,071,577
                                                      ===========   ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Lord Abbett Growth         Lord Abbett Mid-Cap
                                                       and Income Portfolio -        Value Portfolio -
                                                              Class VC                   Class VC
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     31,790  $     67,011  $  (182,029) $  (182,224)
   Realized gains (losses)..........................   11,566,006     4,402,957    2,501,589    1,647,634
   Unrealized appreciation (depreciation) during
     the year.......................................   (8,977,465)   11,979,394   (2,331,822)     476,173
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,620,331    16,449,362      (12,262)   1,941,583
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   28,313,056    22,860,896      590,486      549,702
   Transfers between investment options
     (including GIA/MVA), net.......................   17,005,927     5,557,669     (647,542)  (1,604,041)
   Transfers for contract benefits and
     terminations...................................  (13,601,464)  (11,357,011)  (3,019,593)  (3,134,651)
   Contract maintenance charges.....................     (638,387)     (468,395)     (51,918)     (61,287)
   Net change to contracts in payout period.........        3,190        (1,063)         122          579
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   31,082,322    16,592,096   (3,128,445)  (4,249,698)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   33,702,653    33,041,458   (3,140,707)  (2,308,115)
Net assets at beginning of period...................  129,362,281    96,320,823   19,312,208   21,620,323
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $163,064,934  $129,362,281  $16,171,501  $19,312,208
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Neuberger Berman AMT
                                                      Mutual Shares Securities  Fasciano Portfolio -
                                                           Fund - Class 2            S Class
                                                      ------------------------  -------------------
                                                          2007         2006       2007       2006
                                                      -----------  -----------   -------   -------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (33,583) $   (60,442) $  (676)   $  (231)
   Realized gains (losses)...........................   2,409,222    1,581,001      559        914
   Unrealized appreciation (depreciation) during the
     year............................................  (2,148,037)   4,995,401   (1,548)       618
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets from operations     227,602    6,515,960   (1,665)     1,301
                                                      -----------  -----------   -------   -------
Contract transactions:
   Payments received from contract owners............  26,895,339    5,965,594    1,436      2,015
   Transfers between investment options
     (including GIA/MVA), net........................  11,313,572   11,118,934   23,027     33,436
   Transfers for contract benefits and terminations..  (8,602,037)  (5,170,809)  (2,081)        --
   Contract maintenance charges......................    (128,826)     (90,546)     (10)        (3)
   Net change to contracts in payout period..........          47        1,216       --         --
                                                      -----------  -----------   -------   -------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  29,478,095   11,824,389   22,372     35,448
                                                      -----------  -----------   -------   -------
       Total increase (decrease) in net assets.......  29,705,697   18,340,349   20,707     36,749
Net assets at beginning of period....................  53,592,394   35,252,045   36,749         --
                                                      -----------  -----------   -------   -------
Net assets at end of period.......................... $83,298,091  $53,592,394  $57,456    $36,749
                                                      ===========  ===========   =======   =======

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                   Oppenheimer
                                                         Neuberger Berman            Capital
                                                      AMT Guardian Portfolio - Appreciation Fund/VA -
                                                             S Class              Service Shares
                                                      -----------------------  ---------------------
                                                          2007        2006        2007       2006
                                                      -----------   --------   ---------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (97,883)  $    150   $  (8,148)  $ (1,433)
   Realized gains (losses)...........................        (753)        62       5,923         19
   Unrealized appreciation (depreciation)
     during the year.................................     118,494     42,500      52,562     17,675
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets from operations      19,858     42,712      50,337     16,261
                                                      -----------   --------   ---------   --------
Contract transactions:
   Payments received from contract owners............  19,766,407     49,677     132,483     11,521
   Transfers between investment options
     (including GIA/MVA), net........................   8,482,896    442,007     513,656    348,164
   Transfers for contract benefits and terminations..    (480,481)      (238)   (194,422)      (818)
   Contract maintenance charges......................      (8,360)      (351)       (398)       (94)
   Net change to contracts in payout period..........         (64)        --          --         --
                                                      -----------   --------   ---------   --------
Net increase (decrease) in net assets resulting
  from contract transactions.........................  27,760,398    491,095     451,319    358,773
                                                      -----------   --------   ---------   --------
       Total increase (decrease) in net assets.......  27,780,256    533,807     501,656    375,034
Net assets at beginning of period....................     533,807         --     375,034         --
                                                      -----------   --------   ---------   --------
Net assets at end of period.......................... $28,314,063   $533,807   $ 876,690   $375,034
                                                      ===========   ========   =========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                            Oppenheimer            Oppenheimer
                                                              Global               Main Street
                                                       Securities Fund/VA -    Small Cap Fund/VA -
                                                          Service Shares          Service Shares
                                                      ----------------------  ---------------------
                                                         2007        2006         2007       2006
                                                      ----------  ----------  -----------  --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,357) $   (3,439) $  (118,838) $ (1,224)
   Realized gains (losses)...........................     83,551       2,612       59,106       331
   Unrealized appreciation (depreciation) during the
     year............................................    (26,926)     68,119   (1,326,868)   17,128
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets from operations     48,268      67,292   (1,386,600)   16,235
                                                      ----------  ----------  -----------  --------
Contract transactions:
   Payments received from contract owners............    214,996     148,854   14,478,693    41,593
   Transfers between investment options (including
     GIA/MVA), net...................................  1,310,392     967,293    7,462,019   366,411
   Transfers for contract benefits and terminations..   (449,716)    (20,647)    (504,332)   (1,143)
   Contract maintenance charges......................     (2,812)       (295)      (7,848)      (80)
   Net change to contracts in payout period..........         --          --          (24)       --
                                                      ----------  ----------  -----------  --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  1,072,860   1,095,205   21,428,508   406,781
                                                      ----------  ----------  -----------  --------
       Total increase (decrease) in net assets.......  1,121,128   1,162,497   20,041,908   423,016
Net assets at beginning of period....................  1,162,497          --      423,016        --
                                                      ----------  ----------  -----------  --------
Net assets at end of period.......................... $2,283,625  $1,162,497  $20,464,924  $423,016
                                                      ==========  ==========  ===========  ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix Capital             Phoenix Growth
                                                          Growth Series             and Income Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $   (992,947) $   (860,005) $   (409,151) $   (146,192)
   Realized gains (losses)........................   (1,340,476)   (8,188,476)    5,001,589     1,102,645
   Unrealized appreciation (depreciation)
     during the year..............................   10,786,510     9,782,072     1,038,637    13,125,219
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    8,453,087       733,591     5,631,075    14,081,672
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,795,609     1,568,683     3,016,580    11,769,302
   Transfers between investment options
     (including GIA/MVA), net.....................   (6,688,698)   23,847,309      (928,674)    5,492,548
   Transfers for contract benefits and
     terminations.................................  (15,509,159)  (15,169,099)  (13,458,768)  (12,619,716)
   Contract maintenance charges...................     (230,932)     (205,147)     (464,328)     (379,770)
   Net change to contracts in payout period.......       (1,207)         (588)          762          (886)
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (20,634,387)   10,041,158   (11,834,428)    4,261,478
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (12,181,300)   10,774,749    (6,203,353)   18,343,150
Net assets at beginning of period.................   97,738,028    86,963,279   108,400,948    90,057,798
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 85,556,728  $ 97,738,028  $102,197,595  $108,400,948
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                          Phoenix Mid-Cap
                                                           Growth Series       Phoenix Money Market Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (449,041) $  (300,490) $  2,560,280  $  2,048,928
   Realized gains (losses)..........................     608,123   (1,123,135)           --            --
   Unrealized appreciation (depreciation) during
     the year.......................................   5,688,396    1,433,192            --            --
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   5,847,478        9,567     2,560,280     2,048,928
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     593,271      576,569    10,196,579    14,106,036
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,991,447)  19,221,615    32,935,604    25,485,301
   Transfers for contract benefits and
     terminations...................................  (5,745,358)  (3,802,821)  (33,431,245)  (28,270,279)
   Contract maintenance charges.....................     (82,681)     (79,894)     (516,121)     (286,434)
   Net change to contracts in payout period.........          53          160         2,204         3,333
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (9,226,162)  15,915,629     9,187,021    11,037,957
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (3,378,684)  15,925,196    11,747,301    13,086,885
Net assets at beginning of period...................  36,076,023   20,150,827    69,316,665    56,229,780
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $32,697,339  $36,076,023  $ 81,063,966  $ 69,316,665
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Multi-Sector       Phoenix Multi-Sector
                                                         Fixed Income Series      Short Term Bond Series
                                                     --------------------------  ------------------------
                                                         2007          2006          2007         2006
                                                     ------------  ------------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  4,905,013  $  4,412,668  $ 1,103,716  $ 1,007,456
   Realized gains (losses)..........................     (181,540)     (480,006)      75,852       17,439
   Unrealized appreciation (depreciation) during
     the year.......................................   (2,065,005)    1,884,468     (414,917)     341,930
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................    2,658,468     5,817,130      764,651    1,366,825
                                                     ------------  ------------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   16,963,460     7,188,721    1,267,605      953,585
   Transfers between investment options
     (including GIA/MVA), net.......................   12,510,203     4,951,052    1,553,639      286,767
   Transfers for contract benefits and
     terminations...................................  (18,462,799)  (15,952,559)  (6,835,370)  (4,351,100)
   Contract maintenance charges.....................     (332,601)     (274,718)     (62,956)     (66,953)
   Net change to contracts in payout period.........        5,698        (6,572)      (1,122)       7,438
                                                     ------------  ------------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   10,683,961    (4,094,076)  (4,078,204)  (3,170,263)
                                                     ------------  ------------  -----------  -----------
       Total increase (decrease) in net assets......   13,342,429     1,723,054   (3,313,553)  (1,803,438)
Net assets at beginning of period...................  111,464,265   109,741,211   32,636,961   34,440,399
                                                     ------------  ------------  -----------  -----------
Net assets at end of period......................... $124,806,694  $111,464,265  $29,323,408  $32,636,961
                                                     ============  ============  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix Strategic           Phoenix-Aberdeen
                                                        Allocation Series         International Series
                                                   --------------------------  --------------------------
                                                       2007          2006          2007          2006
                                                   ------------  ------------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)................... $    817,006  $    945,003  $    951,902  $  1,330,309
   Realized gains (losses)........................    3,498,588     9,318,050    17,225,048       433,494
   Unrealized appreciation (depreciation)
     during the year..............................   (1,093,303)   (1,731,785)   17,070,849    24,280,993
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
  operations......................................    3,222,291     8,531,268    35,247,799    26,044,796
                                                   ------------  ------------  ------------  ------------
Contract transactions:
   Payments received from contract owners.........    1,549,425     1,806,411    48,854,926    15,927,161
   Transfers between investment options
     (including GIA/MVA), net.....................   (4,008,033)  (10,305,341)   11,626,927   151,460,404
   Transfers for contract benefits and
     terminations.................................  (13,688,290)  (15,552,819)  (23,209,073)  (11,211,331)
   Contract maintenance charges...................     (121,607)     (155,375)   (1,130,725)     (290,176)
   Net change to contracts in payout period.......          749        16,594         4,938           560
                                                   ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from contract transactions......................  (16,267,756)  (24,190,530)   36,146,993   155,886,618
                                                   ------------  ------------  ------------  ------------
       Total increase (decrease) in net
         assets...................................  (13,045,465)  (15,659,262)   71,394,792   181,931,414
Net assets at beginning of period.................   76,076,875    91,736,137   245,476,253    63,544,839
                                                   ------------  ------------  ------------  ------------
Net assets at end of period....................... $ 63,031,410  $ 76,076,875  $316,871,045  $245,476,253
                                                   ============  ============  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                      Phoenix-Alger Small-Cap  Phoenix-Duff & Phelps Real
                                                           Growth Series        Estate Securities Series
                                                     ------------------------  --------------------------
                                                         2007         2006         2007          2006
                                                     -----------  -----------  ------------  ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (470,079) $  (262,538) $   (101,922) $    (17,116)
   Realized gains (losses)..........................   6,876,767      131,607    14,367,079    10,524,487
   Unrealized appreciation (depreciation) during
     the year.......................................  (1,560,162)   3,391,312   (31,132,694)   17,409,048
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets from
  operations........................................   4,846,526    3,260,381   (16,867,537)   27,916,419
                                                     -----------  -----------  ------------  ------------
Contract transactions:
   Payments received from contract owners...........     667,476      604,353    14,853,130    11,850,329
   Transfers between investment options
     (including GIA/MVA), net.......................  (3,448,589)  18,610,054   (12,164,616)    6,412,947
   Transfers for contract benefits and
     terminations...................................  (4,363,633)  (2,128,377)  (13,072,525)  (11,762,761)
   Contract maintenance charges.....................    (107,675)     (73,650)     (311,732)     (253,473)
   Net change to contracts in payout period.........       1,331         (288)       (2,838)        1,626
                                                     -----------  -----------  ------------  ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (7,251,090)  17,012,092   (10,698,581)    6,248,668
                                                     -----------  -----------  ------------  ------------
       Total increase (decrease) in net assets......  (2,404,564)  20,272,473   (27,566,118)   34,165,087
Net assets at beginning of period...................  35,811,176   15,538,703   110,320,455    76,155,368
                                                     -----------  -----------  ------------  ------------
Net assets at end of period......................... $33,406,612  $35,811,176  $ 82,754,337  $110,320,455
                                                     ===========  ===========  ============  ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic      Phoenix-S&P Dynamic
                                                      Asset Allocation Series:     Asset Allocation
                                                         Aggressive Growth          Series: Growth
                                                      -----------------------  -----------------------
                                                          2007        2006         2007        2006
                                                      -----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $     9,009  $   36,501  $    93,081  $   42,464
   Realized gains (losses)...........................     238,541        (225)     201,771     (14,711)
   Unrealized appreciation (depreciation) during the
     year............................................     400,249     593,009      492,629     470,841
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations     647,799     629,285      787,481     498,594
                                                      -----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............   6,716,153   6,138,940   10,322,379   9,770,664
   Transfers between investment options
     (including GIA/MVA), net........................   2,984,571   2,421,774    7,138,181    (941,566)
   Transfers for contract benefits and terminations..    (921,354)   (192,029)  (1,107,479)   (662,688)
   Contract maintenance charges......................     (79,647)       (600)     (44,416)     (1,108)
   Net change to contracts in payout period..........          --          --       (1,767)    (47,467)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   8,699,723   8,368,085   16,306,898   8,117,835
                                                      -----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......   9,347,522   8,997,370   17,094,379   8,616,429
Net assets at beginning of period....................   8,997,370          --    8,616,429          --
                                                      -----------  ----------  -----------  ----------
Net assets at end of period.......................... $18,344,892  $8,997,370  $25,710,808  $8,616,429
                                                      ===========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                        Phoenix-S&P Dynamic     Phoenix-S&P Dynamic
                                                         Asset Allocation     Asset Allocation Series:
                                                         Series: Moderate         Moderate Growth
                                                      ----------------------  -----------------------
                                                         2007        2006         2007        2006
                                                      ----------  ----------  -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   61,557  $   27,753  $    79,828  $   49,367
   Realized gains (losses)...........................     96,556        (631)     237,559       9,613
   Unrealized appreciation (depreciation) during
     the year........................................    126,402      94,363      370,054     311,333
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets from operations    284,515     121,485      687,441     370,313
                                                      ----------  ----------  -----------  ----------
Contract transactions:
   Payments received from contract owners............    777,126   1,205,790    4,926,269   3,589,897
   Transfers between investment options (including
     GIA/MVA), net...................................  2,834,294   1,884,170    3,605,042   3,100,821
   Transfers for contract benefits and terminations..   (860,970)   (131,895)  (1,642,043)   (171,680)
   Contract maintenance charges......................    (20,963)     (4,082)     (33,482)     (3,492)
   Net change to contracts in payout period..........         --          --           --          --
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  2,729,487   2,953,983    6,855,786   6,515,546
                                                      ----------  ----------  -----------  ----------
       Total increase (decrease) in net assets.......  3,014,002   3,075,468    7,543,227   6,885,859
Net assets at beginning of period....................  3,075,468          --    6,885,859          --
                                                      ----------  ----------  -----------  ----------
Net assets at end of period.......................... $6,089,470  $3,075,468  $14,429,086  $6,885,859
                                                      ==========  ==========  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Phoenix-Sanford Bernstein  Phoenix-Sanford Bernstein
                                                        Mid-Cap Value Series     Small-Cap Value Series
                                                     -------------------------  ------------------------
                                                         2007          2006         2007         2006
                                                     ------------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   (993,083) $  (634,711) $  (625,182) $  (454,677)
   Realized gains (losses)..........................   11,636,330   10,501,539    6,483,521    7,428,464
   Unrealized appreciation (depreciation) during
     the year.......................................  (10,260,629)  (1,423,170)  (7,134,736)  (1,175,324)
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets from
  operations........................................      382,618    8,443,658   (1,276,397)   5,798,463
                                                     ------------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners...........   15,384,873   11,030,116    2,403,128    8,383,872
   Transfers between investment options
     (including GIA/MVA), net.......................    4,122,153   (4,337,879)     143,462   (1,363,134)
   Transfers for contract benefits and
     terminations...................................   (9,427,238)  (9,073,424)  (5,599,388)  (5,257,504)
   Contract maintenance charges.....................     (231,893)    (191,975)    (162,402)    (115,633)
   Net change to contracts in payout period.........        2,817         (582)         216          357
                                                     ------------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    9,850,712   (2,573,744)  (3,214,984)   1,647,958
                                                     ------------  -----------  -----------  -----------
       Total increase (decrease) in net assets......   10,233,330    5,869,914   (4,491,381)   7,446,421
Net assets at beginning of period...................   71,158,465   65,288,551   45,913,247   38,466,826
                                                     ------------  -----------  -----------  -----------
Net assets at end of period......................... $ 81,391,795  $71,158,465  $41,421,866  $45,913,247
                                                     ============  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                         Phoenix-Van Kampen      Phoenix-Van Kampen Equity
                                                           Comstock Series            500 Index Series
                                                     --------------------------  -------------------------
                                                         2007          2006          2007          2006
                                                     ------------  ------------  ------------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $     76,622  $    158,105  $   (345,031) $  (295,694)
   Realized gains (losses)..........................    2,534,112     9,971,865     3,132,204    1,089,063
   Unrealized appreciation (depreciation) during
     the year.......................................   (3,853,673)   (1,018,034)     (811,995)   4,987,054
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets from
  operations........................................   (1,242,939)    9,111,936     1,975,178    5,780,423
                                                     ------------  ------------  ------------  -----------
Contract transactions:
   Payments received from contract owners...........    1,113,419       896,679     5,506,838      606,838
   Transfers between investment options
     (including GIA/MVA), net.......................   (3,262,630)   (3,765,158)   (2,675,833)  17,765,426
   Transfers for contract benefits and
     terminations...................................   (7,706,541)   (8,096,984)  (13,844,266)  (8,763,743)
   Contract maintenance charges.....................     (114,140)     (148,245)      (78,248)     (46,191)
   Net change to contracts in payout period.........           50           725        10,871       28,844
                                                     ------------  ------------  ------------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................   (9,969,842)  (11,112,983)  (11,080,638)   9,591,174
                                                     ------------  ------------  ------------  -----------
       Total increase (decrease) in net assets......  (11,212,781)   (2,001,047)   (9,105,460)  15,371,597
Net assets at beginning of period...................   51,685,007    53,686,054    64,412,217   49,040,620
                                                     ------------  ------------  ------------  -----------
Net assets at end of period......................... $ 40,472,226  $ 51,685,007  $ 55,306,757  $64,412,217
                                                     ============  ============  ============  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                       PIMCO VIT Commodity
                                                       RealReturn Strategy      PIMCO VIT Real Return
                                                      Portfolio - Advisor Class Portfolio - Advisor Class
                                                      ------------------------  ------------------------
                                                          2007         2006        2007         2006
                                                       -----------   --------    ----------    --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   403,950    $ 10,300   $   32,034    $  7,205
   Realized gains (losses)...........................         949       4,573      (45,577)     17,517
   Unrealized appreciation (depreciation) during
     the year........................................   1,875,191     (32,348)      67,597     (22,122)
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets from operations   2,280,090     (17,475)      54,054       2,600
                                                       -----------   --------    ----------    --------
Contract transactions:
   Payments received from contract owners............  10,273,205      90,320       95,585      34,057
   Transfers between investment options (including
     GIA/MVA), net...................................   7,826,072     395,604    1,238,127     498,864
   Transfers for contract benefits and terminations..    (345,038)     (7,023)     (48,561)     (5,589)
   Contract maintenance charges......................      (7,084)       (120)      (1,254)       (168)
   Net change to contracts in payout period..........          (6)         --           --          --
                                                       -----------   --------    ----------    --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  17,747,149     478,781    1,283,897     527,164
                                                       -----------   --------    ----------    --------
       Total increase (decrease) in net assets.......  20,027,239     461,306    1,337,951     529,764
Net assets at beginning of period....................     461,306          --      529,764          --
                                                       -----------   --------    ----------    --------
Net assets at end of period.......................... $20,488,545    $461,306   $1,867,715    $529,764
                                                       ===========   ========    ==========    ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                Rydex Variable Trust Inverse
                                                      PIMCO VIT Total Return      Government Long Bond
                                                      Portfolio - Advisor Class       Strategy Fund
                                                      ------------------------  ---------------------------
                                                         2007         2006          2007           2006
                                                      ----------   ----------    -----------   -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $  173,086   $   46,233   $    88,009    $    97,382
   Realized gains (losses)...........................    (35,841)      27,753      (200,380)      (334,612)
   Unrealized appreciation (depreciation) during
     the year........................................    216,660      (15,350)      (55,243)       714,017
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets from operations    353,905       58,636      (167,614)       476,787
                                                      ----------   ----------    -----------   -----------
Contract transactions:
   Payments received from contract owners............    169,847      132,039        32,335         69,173
   Transfers between investment options
     (including GIA/MVA), net........................    433,463    5,418,763      (765,067)    (1,548,208)
   Transfers for contract benefits and terminations..   (778,917)     (76,730)     (816,353)    (1,624,918)
   Contract maintenance charges......................    (19,392)      (7,150)       (9,923)       (15,609)
   Net change to contracts in payout period..........         --           --           143         12,040
                                                      ----------   ----------    -----------   -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (194,999)   5,466,922    (1,558,865)    (3,107,522)
                                                      ----------   ----------    -----------   -----------
       Total increase (decrease) in net assets.......    158,906    5,525,558    (1,726,479)    (2,630,735)
Net assets at beginning of period....................  5,525,558           --     4,596,909      7,227,644
                                                      ----------   ----------    -----------   -----------
Net assets at end of period.......................... $5,684,464   $5,525,558   $ 2,870,430    $ 4,596,909
                                                      ==========   ==========    ===========   ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Rydex Variable        Rydex Variable Trust
                                                          Trust Nova Fund        Sector Rotation Fund
                                                      -----------------------  ------------------------
                                                         2007         2006         2007         2006
                                                      ----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (8,533) $   (22,438) $   (63,573) $  (102,568)
   Realized gains (losses)...........................    389,115      540,478      668,870      577,993
   Unrealized appreciation (depreciation) during the
     year............................................   (327,452)       6,112      289,718      107,051
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets from operations     53,130      524,152      895,015      582,476
                                                      ----------  -----------  -----------  -----------
Contract transactions:
   Payments received from contract owners............     49,894       29,686       65,833      358,279
   Transfers between investment options (including
     GIA/MVA), net...................................   (538,439)  (2,301,485)  (1,578,115)  (2,875,340)
   Transfers for contract benefits and terminations..   (471,467)    (400,787)    (466,245)    (901,909)
   Contract maintenance charges......................     (8,453)     (19,149)     (14,760)     (23,954)
   Net change to contracts in payout period..........         --           --           --           --
                                                      ----------  -----------  -----------  -----------
Net increase (decrease) in net assets resulting from
  contract transactions..............................   (968,465)  (2,691,735)  (1,993,287)  (3,442,924)
                                                      ----------  -----------  -----------  -----------
       Total increase (decrease) in net assets.......   (915,335)  (2,167,583)  (1,098,272)  (2,860,448)
Net assets at beginning of period....................  3,055,775    5,223,358    5,489,937    8,350,385
                                                      ----------  -----------  -----------  -----------
Net assets at end of period.......................... $2,140,440  $ 3,055,775  $ 4,391,665  $ 5,489,937
                                                      ==========  ===========  ===========  ===========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable      Sentinel Variable
                                                              Products Balanced Fund Products Bond Fund
                                                              ---------------------- ------------------
                                                                2007        2006        2007      2006
                                                                --------    ----     ----------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $  6,170      $--      $  165,304   $--
   Realized gains (losses)...................................   16,902       --             307    --
   Unrealized appreciation (depreciation) during the year....  (30,961)      --        (103,559)   --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets from operations........   (7,889)      --          62,052    --
                                                                --------    ---      ----------   ---
Contract transactions:
   Payments received from contract owners....................       --       --       3,214,649    --
   Transfers between investment options (including GIA/
     MVA), net...............................................  311,449       --       1,391,849    --
   Transfers for contract benefits and terminations..........   (2,988)      --         (81,025)   --
   Contract maintenance charges..............................       --       --            (402)   --
   Net change to contracts in payout period..................       --       --              --    --
                                                                --------    ---      ----------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  308,461       --       4,525,071    --
                                                                --------    ---      ----------   ---
       Total increase (decrease) in net assets...............  300,572       --       4,587,123    --
Net assets at beginning of period............................       --       --              --    --
                                                                --------    ---      ----------   ---
Net assets at end of period.................................. $300,572      $--      $4,587,123   $--
                                                                ========    ===      ==========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable Sentinel Variable
                                                               Products Common  Products Mid Cap
                                                                 Stock Fund      Growth Fund
                                                              ----------------- -----------------
                                                                  2007     2006   2007      2006
                                                              -----------  ----  --------   ----
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   167,739  $--  $ (1,297)   $--
   Realized gains (losses)...................................     343,642   --      (441)    --
   Unrealized appreciation (depreciation) during the year....    (681,445)  --       684     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets from operations........    (170,064)  --    (1,054)    --
                                                              -----------  ---   --------   ---
Contract transactions:
   Payments received from contract owners....................  15,230,677   --    10,146     --
   Transfers between investment options (including GIA/MVA),
     net.....................................................   4,594,291   --   473,620     --
   Transfers for contract benefits and terminations..........    (252,857)  --    (5,675)    --
   Contract maintenance charges..............................      (1,525)  --        (9)    --
   Net change to contracts in payout period..................          --   --        --     --
                                                              -----------  ---   --------   ---
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  19,570,586   --   478,082     --
                                                              -----------  ---   --------   ---
       Total increase (decrease) in net assets...............  19,400,522   --   477,028     --
Net assets at beginning of period............................          --   --        --     --
                                                              -----------  ---   --------   ---
Net assets at end of period.................................. $19,400,522  $--  $477,028    $--
                                                              ===========  ===   ========   ===

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                              Sentinel Variable   Templeton Developing
                                                               Products Small      Markets Securities
                                                                Company Fund         Fund - Class 2
                                                              ----------------  -----------------------
                                                                 2007      2006     2007        2006
                                                              ----------   ---- -----------  ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss).............................. $   11,648   $--  $    67,396  $   (7,870)
   Realized gains (losses)...................................    283,874    --      332,415      52,345
   Unrealized appreciation (depreciation) during the year....   (358,198)   --    1,209,862     893,125
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets from operations........    (62,676)   --    1,609,673     937,600
                                                              ----------   ---  -----------  ----------
Contract transactions:
   Payments received from contract owners....................  2,246,847    --      437,208     110,741
   Transfers between investment options (including GIA/
     MVA), net...............................................    947,065    --   10,973,203   1,818,646
   Transfers for contract benefits and terminations..........    (35,459)   --   (2,072,337)   (773,166)
   Contract maintenance charges..............................       (260)   --      (14,067)     (4,627)
   Net change to contracts in payout period..................         --    --           (6)         66
                                                              ----------   ---  -----------  ----------
Net increase (decrease) in net assets resulting from contract
  transactions...............................................  3,158,193    --    9,324,001   1,151,660
                                                              ----------   ---  -----------  ----------
       Total increase (decrease) in net assets...............  3,095,517    --   10,933,674   2,089,260
Net assets at beginning of period............................         --    --    5,723,730   3,634,470
                                                              ----------   ---  -----------  ----------
Net assets at end of period.................................. $3,095,517   $--  $16,657,404  $5,723,730
                                                              ==========   ===  ===========  ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Templeton Foreign Securities  Templeton Global Asset
                                                          Fund - Class 2          Allocation Fund - Class 2
                                                     ---------------------------  -----------------------
                                                         2007           2006          2007         2006
                                                      -----------   -----------   -----------   ----------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $   289,231    $   (31,629)  $   810,747   $  283,559
   Realized gains (losses)..........................   2,675,136        128,014     1,196,087      333,165
   Unrealized appreciation (depreciation)
     during the year................................   2,178,100      6,628,741    (1,598,892)     272,136
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets
  from operations...................................   5,142,467      6,725,126       407,942      888,860
                                                      -----------   -----------   -----------   ----------
Contract transactions:
   Payments received from contract owners...........   1,094,262        878,759        31,094       55,695
   Transfers between investment options
     (including GIA/MVA), net.......................  (1,477,097)     3,894,591       (48,592)    (168,332)
   Transfers for contract benefits and
     terminations...................................  (5,899,356)    (5,229,694)     (598,803)    (698,111)
   Contract maintenance charges.....................    (120,835)      (126,832)       (3,369)      (4,034)
   Net change to contracts in payout period.........         605            298            --           --
                                                      -----------   -----------   -----------   ----------
Net increase (decrease) in net assets resulting from
  contract transactions.............................  (6,402,421)      (582,878)     (619,670)    (814,782)
                                                      -----------   -----------   -----------   ----------
       Total increase (decrease) in net assets......  (1,259,954)     6,142,248      (211,728)      74,078
Net assets at beginning of period...................  41,892,650     35,750,402     5,056,101    4,982,023
                                                      -----------   -----------   -----------   ----------
Net assets at end of period......................... $40,632,696    $41,892,650   $ 4,844,373   $5,056,101
                                                      ===========   ===========   ===========   ==========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                                                    Van Kampen UIF
                                                      Templeton Growth Securities  Equity and Income
                                                           Fund - Class 2         Portfolio - Class II
                                                      --------------------------  ------------------
                                                          2007          2006        2007       2006
                                                      -----------   -----------   --------   --------
Increase (decrease) in net assets from operations:
   Net investment income (loss)...................... $   (87,320)  $   (35,497)  $    805   $   (475)
   Realized gains (losses)...........................   3,069,855     2,871,945      8,600      1,902
   Unrealized appreciation (depreciation) during
     the year........................................  (3,106,805)    4,840,955    (10,371)     7,178
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets from operations    (124,270)    7,677,403       (966)     8,605
                                                      -----------   -----------   --------   --------
Contract transactions:
   Payments received from contract owners............  26,147,035     5,470,118     44,277     15,960
   Transfers between investment options
     (including GIA/MVA), net........................   8,398,706     1,467,828    362,833    216,858
   Transfers for contract benefits and terminations..  (8,203,444)   (6,645,322)   (42,561)   (42,631)
   Contract maintenance charges......................    (120,652)      (68,768)      (203)    (2,102)
   Net change to contracts in payout period..........         947           714         --         --
                                                      -----------   -----------   --------   --------
Net increase (decrease) in net assets resulting from
  contract transactions..............................  26,222,592       224,570    364,346    188,085
                                                      -----------   -----------   --------   --------
       Total increase (decrease) in net assets.......  26,098,322     7,901,973    363,380    196,690
Net assets at beginning of period....................  48,506,388    40,604,415    196,690         --
                                                      -----------   -----------   --------   --------
Net assets at end of period.......................... $74,604,710   $48,506,388   $560,070   $196,690
                                                      ===========   ===========   ========   ========

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                     Wanger International Select Wanger International Small Cap
                                                     --------------------------  -----------------------------
                                                         2007          2006          2007            2006
                                                     -----------   -----------    ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (163,698)  $  (210,560)  $   (658,069)   $   (939,661)
   Realized gains (losses)..........................   3,403,621       685,569     18,672,576       7,941,803
   Unrealized appreciation (depreciation) during
     the year.......................................   1,209,191     5,270,169      1,999,381      30,756,144
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   4,449,114     5,745,178     20,013,888      37,758,286
                                                     -----------   -----------    ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,369,518     1,308,147     12,752,570       9,535,503
   Transfers between investment options
     (including GIA/MVA), net.......................   1,738,760     3,140,510     (5,429,331)     (3,096,874)
   Transfers for contract benefits and
     terminations...................................  (3,754,960)   (2,354,698)   (18,999,505)    (17,796,177)
   Contract maintenance charges.....................     (60,246)      (45,594)      (343,812)       (302,934)
   Net change to contracts in payout period.........          --           208           (441)           (104)
                                                     -----------   -----------    ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (706,928)    2,048,573    (12,020,519)    (11,660,586)
                                                     -----------   -----------    ------------   ------------
       Total increase (decrease) in net assets......   3,742,186     7,793,751      7,993,369      26,097,700
Net assets at beginning of period...................  22,576,110    14,782,359    137,774,101     111,676,401
                                                     -----------   -----------    ------------   ------------
Net assets at end of period......................... $26,318,296   $22,576,110   $145,767,470    $137,774,101
                                                     ===========   ===========    ============   ============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
               For the periods ended December 31, 2007 and 2006
                                  (Continued)

                                                           Wanger Select       Wanger U.S. Smaller Companies
                                                     ------------------------  ----------------------------
                                                         2007         2006         2007           2006
                                                     -----------  -----------  ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)..................... $  (402,165) $  (238,474) $ (1,391,350)  $ (1,295,598)
   Realized gains (losses)..........................   1,276,537    1,091,197    15,243,056     16,503,845
   Unrealized appreciation (depreciation) during
     the year.......................................   1,303,691    3,234,944    (9,105,744)    (7,644,829)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets from
  operations........................................   2,178,063    4,087,667     4,745,962      7,563,418
                                                     -----------  -----------  ------------   ------------
Contract transactions:
   Payments received from contract owners...........   1,495,184      935,707     2,208,656      2,837,021
   Transfers between investment options
     (including GIA/MVA), net.......................   1,906,345    4,798,571    (6,315,939)    (9,676,549)
   Transfers for contract benefits and
     terminations...................................  (4,259,483)  (2,841,564)  (18,302,606)   (21,153,543)
   Contract maintenance charges.....................     (61,948)     (55,421)     (190,423)      (252,913)
   Net change to contracts in payout period.........         589       (1,460)       (1,529)        (4,740)
                                                     -----------  -----------  ------------   ------------
Net increase (decrease) in net assets resulting from
  contract transactions.............................    (919,313)   2,835,833   (22,601,841)   (28,250,724)
                                                     -----------  -----------  ------------   ------------
       Total increase (decrease) in net assets......   1,258,750    6,923,500   (17,855,879)   (20,687,306)
Net assets at beginning of period...................  27,833,162   20,909,662   110,680,545    131,367,851
                                                     -----------  -----------  ------------   ------------
Net assets at end of period......................... $29,091,912  $27,833,162  $ 92,824,666   $110,680,545
                                                     ===========  ===========  ============   ============

                       See Notes to Financial Statements

                       PHL VARIABLE ACCUMULATION ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

Note 1--Organization

   The PHL Variable Accumulation Account (the "Separate Account"), is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). PHL Variable is a Connecticut stock life insurance company and is an indirect wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established December 7, 1994. The Separate Account currently consists of 60 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Sentinel Variable Products Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

   The Separate Account invests in the following investment options:

   AIM V.I. Capital Appreciation Fund - Class I
   AIM V.I. Core Equity Fund - Class I
   AIM V.I. Mid Cap Core Equity Fund - Class I
   Alger American Leveraged AllCap Portfolio - Class O
   DWS Equity 500 Index Fund VIP - Class A
   Federated Fund for U.S. Government Securities II
   Federated High Income Bond Fund II - Primary Shares
   Fidelity VIP Contrafund(R) Portfolio - Service Class
   Fidelity VIP Growth Opportunities Portfolio - Service Class
   Fidelity VIP Growth Portfolio - Service Class
   Fidelity VIP Investment Grade Bond Portfolio - Service Class
   Franklin Income Securities Fund - Class 2
   Lazard Retirement Small Cap Portfolio - Service Shares
   Lord Abbett Bond-Debenture Portfolio - Class VC
   Lord Abbett Growth and Income Portfolio - Class VC
   Lord Abbett Mid-Cap Value Portfolio - Class VC
   Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton
     Variable Insurance Products Trust)
   Neuberger Berman AMT Fasciano Portfolio - Class S
   Neuberger Berman AMT Guardian Portfolio - Class S
   Oppenheimer Capital Appreciation Fund/VA - Service Shares
   Oppenheimer Global Securities Fund/VA - Service Shares
   Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Phoenix Capital Growth Series
   Phoenix Growth and Income Series
   Phoenix Mid-Cap Growth Series
   Phoenix Money Market Series
   Phoenix Multi-Sector Fixed Income Series
   Phoenix Multi-Sector Short Term Bond Series
   Phoenix Strategic Allocation Series
   Phoenix-Aberdeen International Series
   Phoenix-Alger Small-Cap Growth Series

                       PHL VARIABLE ACCUMULATION ACCOUNT

   Phoenix-Duff & Phelps Real Estate Securities Series
   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth Phoenix-S&P Dynamic Asset Allocation Series: Growth
   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth Phoenix-Sanford Bernstein Mid-Cap Value Series
   Phoenix-Sanford Bernstein Small-Cap Value Series
   Phoenix-Van Kampen Comstock Series
   Phoenix-Van Kampen Equity 500 Index Series
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class PIMCO VIT Real Return Portfolio - Advisor Class
   PIMCO VIT Total Return Portfolio - Advisor Class
   Rydex Variable Trust Inverse Government Long Bond Strategy Fund Rydex Variable Trust Nova Fund
   Rydex Variable Trust Sector Rotation Fund
   Sentinel Variable Products Balanced Fund
   Sentinel Variable Products Bond Fund
   Sentinel Variable Products Common Stock Fund
   Sentinel Variable Products Mid Cap Growth Fund
   Sentinel Variable Products Small Company Fund
   Templeton Developing Markets Securities Fund - Class 2
   Templeton Foreign Securities Fund - Class 2
   Templeton Global Asset Allocation Fund - Class 2
   Templeton Growth Securities Fund - Class 2
   Van Kampen UIF Equity and Income Portfolio - Class II
   Wanger International Select
   Wanger International Small Cap
   Wanger Select
   Wanger U.S. Smaller Companies

   Additionally, policy owners may direct the allocation of their investments between the Separate Account, the Guaranteed Interest Account ("GIA") and/or the Market Valuation Account ("MVA").

   Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2003 through December 31, 2004) have been reformatted to be consistent with the 2005, 2006 and 2007 disclosures.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable's other asset and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business PHL Variable may conduct.

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 2--Significant Accounting Policies


   The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. Valuation of investments: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. Income taxes: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. Distributions: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

F. Fair Value Measurements: In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, or SFAS 157. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). We have adopted SFAS 157 effective January 1, 2008. Adoption of this statement did not have a material impact on our financial statements.

Note 3--Purchases and Proceeds from Sales of Investments

   The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

Subaccount                                                           Purchases     Sales
----------                                                          ----------- -----------
    AIM V.I. Capital Appreciation Fund - Class I................... $ 8,429,215 $10,463,288
    AIM V.I. Core Equity Fund - Class I............................     488,494   2,949,357
    AIM V.I. Mid Cap Core Equity Fund - Class I....................     333,421   2,297,121
    Alger American Leveraged AllCap Portfolio - Class O............     248,977   4,852,307
    DWS Equity 500 Index Fund VIP - Class A........................  14,483,385  14,303,542
    Federated Fund for U.S. Government Securities II...............  39,955,921  31,925,614
    Federated High Income Bond Fund II - Primary Shares............   8,667,605   9,975,784
    Fidelity VIP Contrafund(R) Portfolio - Service Class...........  54,186,826  30,029,397
    Fidelity VIP Growth Opportunities Portfolio - Service Class....  52,728,067   7,689,816
    Fidelity VIP Growth Portfolio - Service Class..................   9,381,933  13,160,156
    Fidelity VIP Investment Grade Bond Portfolio - Service Class...  27,787,244   1,517,080
    Franklin Income Securities Fund - Class 2......................  46,520,856   5,302,447

                       PHL VARIABLE ACCUMULATION ACCOUNT

Subaccount                                                                Purchases       Sales
----------                                                              -------------- ------------
    Lazard Retirement Small Cap Portfolio - Service Shares............. $    1,519,998 $  1,382,197
    Lord Abbett Bond-Debenture Portfolio - Class VC....................      4,348,275    4,707,228
    Lord Abbett Growth and Income Portfolio - Class VC.................     64,238,202   21,995,947
    Lord Abbett Mid-Cap Value Portfolio - Class VC.....................      5,001,580    6,144,194
    Mutual Shares Securities Fund - Class 2............................     49,839,550   18,154,525
    Neuberger Berman AMT Fasciano Portfolio - S Class..................         76,340       54,245
    Neuberger Berman AMT Guardian Portfolio - S Class..................     28,720,489    1,057,972
    Oppenheimer Capital Appreciation Fund/VA - Service Shares..........        800,335      357,164
    Oppenheimer Global Securities Fund/VA - Service Shares.............      2,126,963      989,389
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares.........     22,426,314    1,056,391
    Phoenix Capital Growth Series......................................      3,230,673   24,858,006
    Phoenix Growth and Income Series...................................     15,111,309   24,773,681
    Phoenix Mid-Cap Growth Series......................................      8,067,969   17,743,175
    Phoenix Money Market Series........................................    109,615,328   97,868,022
    Phoenix Multi-Sector Fixed Income Series...........................     42,006,397   26,417,421
    Phoenix Multi-Sector Short Term Bond Series........................      8,127,006   11,101,493
    Phoenix Strategic Allocation Series................................      7,404,579   19,255,089
    Phoenix-Aberdeen International Series..............................    107,973,326   55,160,381
    Phoenix-Alger Small-Cap Growth Series..............................      8,352,570    9,692,518
    Phoenix-Duff & Phelps Real Estate Securities Series................     36,487,228   39,286,262
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth.....     10,792,258    1,931,090
    Phoenix-S&P Dynamic Asset Allocation Series: Growth................     18,771,992    2,208,786
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate..............      4,359,116    1,487,170
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth.......      9,994,258    2,894,699
    Phoenix-Sanford Bernstein Mid-Cap Value Series.....................     42,582,210   23,722,479
    Phoenix-Sanford Bernstein Small-Cap Value Series...................     12,818,513   10,911,986
    Phoenix-Van Kampen Comstock Series.................................      8,207,695   15,858,945
    Phoenix-Van Kampen Equity 500 Index Series.........................     11,974,995   23,400,648
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class...     19,225,941    1,074,839
    PIMCO VIT Real Return Portfolio - Advisor Class....................      3,757,534    2,437,597
    PIMCO VIT Total Return Portfolio - Advisor Class...................      3,264,465    3,286,377
    Rydex Variable Trust Inverse Government Long Bond Strategy Fund....        391,055    1,861,912
    Rydex Variable Trust Nova Fund.....................................        138,239    1,115,239
    Rydex Variable Trust Sector Rotation Fund..........................        414,755    2,146,068
    Sentinel Variable Products Balanced Fund...........................        335,295        3,681
    Sentinel Variable Products Bond Fund...............................      4,825,950      135,573
    Sentinel Variable Products Common Stock Fund.......................     20,456,505      374,074
    Sentinel Variable Products Mid Cap Growth Fund.....................        493,210       16,423
    Sentinel Variable Products Small Company Fund......................      3,504,825       51,226
    Templeton Developing Markets Securities Fund - Class 2.............     19,848,727    9,679,865
    Templeton Foreign Securities Fund - Class 2........................     19,717,681   23,926,347
    Templeton Global Asset Allocation Fund - Class 2...................      2,071,334      727,668
    Templeton Growth Securities Fund - Class 2.........................     48,733,144   20,137,219
    Van Kampen UIF Equity and Income Portfolio - Class II..............        452,484       79,000
    Wanger International Select........................................     11,296,245    9,356,979
    Wanger International Small Cap.....................................     40,156,605   41,252,866
    Wanger Select......................................................      8,146,443    8,944,863
    Wanger U.S. Smaller Companies......................................     10,023,855   28,322,729
                                                                        -------------- ------------
                                                                        $1,125,441,704 $753,867,557
                                                                        ============== ============

                       PHL VARIABLE ACCUMULATION ACCOUNT

Note 4--Changes in Units Outstanding


   The changes in units outstanding were as follows:

                                                For period ended December 31, 2007   For period ended December 31, 2006
                                               -----------------------------------  -----------------------------------
                                                 Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                       Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                     ---------- -----------  ------------ ---------- -----------  ------------
AIM V.I. Capital Appreciation Fund -
 Class I......................................  3,835,127  (4,110,175)    (275,048) 10,216,826  (3,975,324)   6,241,502
AIM V.I. Core Equity Fund - Class I...........    287,397  (2,398,164)  (2,110,767) 22,944,072  (8,711,757)  14,232,315
AIM V.I. Mid Cap Core Equity Fund -
 Class I......................................    174,372  (1,748,627)  (1,574,255)    743,949  (2,367,324)  (1,623,375)
Alger American Leveraged AllCap
 Portfolio - Class O..........................    122,262  (2,318,232)  (2,195,970)  1,644,292  (4,127,831)  (2,483,539)
DWS Equity 500 Index Fund VIP -
 Class A......................................  5,481,238  (5,344,953)     136,285  15,702,512  (9,290,712)   6,411,800
Federated Fund for U.S. Government
 Securities II................................ 13,688,344 (12,237,968)   1,450,376  30,526,155 (11,525,171)  19,000,984
Federated High Income Bond Fund II -
 Primary Shares...............................  2,488,631  (3,469,715)    (981,084)  2,665,351  (3,216,008)    (550,657)
Fidelity VIP Contrafund(R) Portfolio - Service
 Class........................................  9,493,446  (9,329,160)     164,286  10,008,641  (7,584,586)   2,424,055
Fidelity VIP Growth Opportunities
 Portfolio - Service Class.................... 27,209,302  (2,947,291)  24,262,011  13,071,437  (1,507,450)  11,563,987
Fidelity VIP Growth Portfolio - Service
 Class........................................  5,382,381  (6,776,133)  (1,393,752)  1,855,240  (5,842,712)  (3,987,472)
Fidelity VIP Investment Grade Bond
 Portfolio - Service Class.................... 27,436,411  (1,338,254)  26,098,157          --          --           --
Franklin Income Securities Fund - Class 2..... 40,808,593  (4,283,036)  36,525,557   8,646,559    (527,101)   8,119,458
Lazard Retirement Small Cap Portfolio -
 Service Shares...............................    128,549  (1,064,531)    (935,982)    701,464  (2,283,467)  (1,582,003)
Lord Abbett Bond-Debenture Portfolio -
 Class VC.....................................  2,960,140  (3,963,408)  (1,003,268)  3,233,542  (3,700,893)    (467,351)
Lord Abbett Growth and Income Portfolio -
 Class VC..................................... 41,692,253 (16,079,742)  25,612,511  30,405,900 (15,709,111)  14,696,789
Lord Abbett Mid-Cap Value Portfolio - Class
 VC...........................................  2,183,231  (4,690,117)  (2,506,886)  2,792,606  (6,658,192)  (3,865,586)
Mutual Shares Securities Fund - Class 2....... 22,985,923  (6,087,803)  16,898,120   8,635,495  (3,420,718)   5,214,777
Neuberger Berman AMT Fasciano
 Portfolio - S Class..........................     75,481     (53,665)      21,816      38,140          (4)      38,136
Neuberger Berman AMT Guardian
 Portfolio - S Class.......................... 26,512,228    (827,391)  25,684,837     507,613      (1,664)     505,949
Oppenheimer Capital Appreciation
 Fund/VA - Service Shares.....................    708,740    (309,523)     399,217     369,618        (961)     368,657
Oppenheimer Global Securities
 Fund/VA - Service Shares.....................  1,838,036    (864,383)     973,653   1,252,276    (157,828)   1,094,448
Oppenheimer Main Street Small Cap
 Fund/VA - Service Shares..................... 21,906,896    (909,446)  20,997,450     434,687     (12,160)     422,527
Phoenix Capital Growth Series.................  2,101,732 (17,120,534) (15,018,802) 25,435,382 (20,764,923)   4,670,459
Phoenix Growth and Income Series..............  4,744,205 (10,635,188)  (5,890,983) 11,613,992 (11,362,354)     251,638
Phoenix Mid-Cap Growth Series.................  4,568,923  (9,842,927)  (5,274,004) 17,721,122  (7,809,079)   9,912,043
Phoenix Money Market Series................... 55,667,034 (51,341,609)   4,325,425  43,852,787 (37,380,774)   6,472,013
Phoenix Multi-Sector Fixed Income Series...... 17,705,737  (9,772,923)   7,932,814   7,451,787  (9,650,888)  (2,199,101)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                           For period ended December 31, 2007   For period ended December 31, 2006
                                          -----------------------------------  -----------------------------------
                                            Units       Units     Net Increase   Units       Units     Net Increase
Subaccount                                  Issued     Redeemed    (Decrease)    Issued     Redeemed    (Decrease)
----------                                ---------- -----------  ------------ ---------- -----------  ------------
Phoenix Multi-Sector Short Term Bond
 Series..................................  5,910,603  (9,577,551)  (3,666,948)  8,074,225 (11,024,461)  (2,950,236)
Phoenix Strategic Allocation Series......    878,708  (7,706,744)  (6,828,036)  1,165,809 (12,420,925) (11,255,116)
Phoenix-Aberdeen International Series.... 34,387,409 (16,033,121)  18,354,288  59,752,541 (14,190,073)  45,562,468
Phoenix-Alger Small-Cap Growth Series....    562,230  (2,201,341)  (1,639,111)  5,938,807  (1,582,986)   4,355,821
Phoenix-Duff & Phelps Real Estate
 Securities Series.......................  8,417,045  (5,903,612)   2,513,433   5,903,531  (4,599,446)   1,304,085
Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth...............  9,107,702  (1,497,049)   7,610,653   8,361,821    (275,525)   8,086,296
Phoenix-S&P Dynamic Asset Allocation
 Series: Growth.......................... 16,385,523  (1,766,639)  14,618,884  12,404,054  (4,467,047)   7,937,007
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate........................  3,886,876  (1,327,518)   2,559,358   3,195,084    (246,196)   2,948,888
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth.................  8,750,921  (2,466,236)   6,284,685   6,948,636    (531,218)   6,417,418
Phoenix-Sanford Bernstein Mid-Cap Value
 Series.................................. 12,460,839  (5,931,072)   6,529,767   5,797,117  (6,386,043)    (588,926)
Phoenix-Sanford Bernstein Small-Cap Value
 Series..................................  1,871,082  (2,393,300)    (522,218)  3,907,177  (3,201,941)     705,236
Phoenix-Van Kampen Comstock Series.......  2,066,636  (5,826,921)  (3,760,285)  1,790,724  (6,512,695)  (4,721,971)
Phoenix-Van Kampen Equity 500 Index
 Series..................................  5,395,495 (10,995,257)  (5,599,762) 11,107,998  (6,781,070)   4,326,928
PIMCO VIT CommodityRealReturn Strategy
 Portfolio - Advisor Class............... 18,111,061    (902,918)  17,208,143     673,529    (192,167)     481,362
PIMCO VIT Real Return Portfolio - Advisor
 Class...................................  3,423,413  (2,250,972)   1,172,441     709,345    (187,001)     522,344
PIMCO VIT Total Return Portfolio -
 Advisor Class...........................  2,884,779  (3,093,450)    (208,671)  5,543,834    (188,715)   5,355,119
Rydex Variable Trust Inverse Government
 Long Bond Strategy Fund.................    266,875  (1,958,255)  (1,691,380)    356,763  (3,760,602)  (3,403,839)
Rydex Variable Trust Nova Fund...........     63,853    (617,994)    (554,141)    167,502  (2,041,228)  (1,873,726)
Rydex Variable Trust Sector Rotation
 Fund....................................     52,158  (1,254,909)  (1,202,751)  2,398,787  (4,788,737)  (2,389,950)
Sentinel Variable Products Balanced Fund.    298,435      (2,931)     295,504          --          --           --
Sentinel Variable Products Bond Fund.....  4,624,597    (126,216)   4,498,381          --          --           --
Sentinel Variable Products Common Stock
 Fund.................................... 19,303,866    (329,790)  18,974,076          --          --           --
Sentinel Variable Products Mid Cap Growth
 Fund....................................    457,232     (14,393)     442,839          --          --           --
Sentinel Variable Products Small Company
 Fund....................................  3,124,825     (44,397)   3,080,428          --          --           --
Templeton Developing Markets Securities
 Fund - Class 2..........................  9,638,565  (5,568,900)   4,069,665   1,724,838  (1,096,013)     628,825
Templeton Foreign Securities Fund -
 Class 2.................................  6,153,639  (8,349,755)  (2,196,116)  3,598,219  (4,139,805)    (541,586)
Templeton Global Asset Allocation Fund -
 Class 2.................................     15,742    (296,045)    (280,303)     31,953    (464,389)    (432,436)

                       PHL VARIABLE ACCUMULATION ACCOUNT

                                             For period ended December 31, 2007  For period ended December 31, 2006
                                             ----------------------------------  ---------------------------------
                                               Units      Units     Net Increase  Units      Units     Net Increase
Subaccount                                     Issued    Redeemed    (Decrease)   Issued    Redeemed    (Decrease)
----------                                   ---------- ----------  ------------ --------- ----------  ------------
Templeton Growth Securities Fund - Class 2.. 22,253,748 (6,642,879)  15,610,869  5,970,007 (5,577,230)     392,777
Van Kampen UIF Equity and Income Portfolio -
 Class II...................................    403,970    (67,513)     336,457    225,801    (41,736)     184,065
Wanger International Select.................  2,174,600 (2,154,587)      20,013  4,518,339 (3,653,645)     864,694
Wanger International Small Cap..............  8,028,001 (7,998,841)      29,160  6,527,611 (9,321,154)  (2,793,543)
Wanger Select...............................  2,075,570 (2,182,584)    (107,014) 2,712,076 (2,051,770)     660,306
Wanger U.S. Smaller Companies...............  1,338,489 (7,076,575)  (5,738,086) 1,938,534 (9,892,663)  (7,954,129)

Note 5--Financial Highlights

   A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2007, 2006, 2005, 2004, and 2003 follows:

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
AIM V.I. Capital Appreciation Fund - Class I
   2007..... 26,874  1.01  to   2.60  66,230       --    0.90%   to    1.95%  (2.38%)  to  11.00%
   2006..... 27,149  1.15  to   2.35  60,601     0.07%   0.90%   to    1.95%   3.31%   to   5.35%
   2005..... 20,907  1.10  to   2.24  44,483     0.08%   0.90%   to    1.95%   4.23%   to   7.86%
   2004..... 14,510  1.17  to   2.08  28,566       --    0.75%   to    1.95%   2.28%   to   5.67%
   2003.....  8,357  1.11  to   2.54  15,472       --    0.75%   to    1.95%   1.32%   to  32.69%
AIM V.I. Core Equity Fund - Class I
   2007..... 12,122  1.15  to   1.17  14,048     1.05%   0.90%   to    1.95%   6.00%   to   7.14%
   2006/16/. 14,232  1.08  to   1.09  15,458     0.81%   0.90%   to    1.95%   7.73%   to   8.50%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
AIM V.I. Mid Cap Core Equity Fund - Class I
   2007.....  5,350  1.26  to   1.31   6,853     0.20%   0.50%   to    1.95%   7.40%   to  11.30%
   2006.....  6,924  1.17  to   1.21   8,201     0.88%   0.50%   to    1.95%   9.08%   to  10.69%
   2005.....  8,548  1.07  to   1.09   9,222     0.52%   0.50%   to    1.95%   5.53%   to   7.08%
   2004/8/..  7,864  1.02  to   1.02   7,992     2.09%   0.50%   to    1.95%   1.83%   to   1.94%
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Alger American Leveraged AllCap Portfolio - Class O
   2007.....  7,444  1.99  to   3.37  16,676       --    0.90%   to    1.95%  30.92%   to  32.33%
   2006.....  9,640  1.51  to   2.55  16,453       --    0.90%   to    1.95%  12.55%   to  18.19%
   2005..... 12,124  1.29  to   2.16  17,219       --    0.90%   to    1.95%   0.18%   to  13.42%
   2004..... 14,690  1.14  to   1.91  19,272       --    0.90%   to    1.95%   6.08%   to   7.21%
   2003..... 13,422  1.07  to   1.79  15,813       --    0.90%   to    1.95%   1.18%   to  33.51%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
DWS Equity 500 Index Fund VIP - Class A
   2007..... 32,498  0.97  to   2.83   82,484    1.52%   0.90%   to    2.25%  (0.14%)  to   4.34%
   2006..... 32,362  1.18  to   2.71   79,149    1.17%   0.90%   to    2.25%  (2.51%)  to  14.49%
   2005..... 25,950  1.04  to   2.37   56,171    1.42%   0.90%   to    2.25%   0.27%   to   5.20%
   2004..... 20,589  1.08  to   2.28   43,545    1.02%   0.50%   to    2.25%  (0.16%)  to   9.60%
   2003..... 13,216  1.11  to   2.49   26,642    0.65%   0.50%   to    1.95%   7.47%   to  27.00%
Federated Fund for U.S. Government Securities II
   2007..... 92,674  1.04  to   2.92  220,849    4.38%   0.50%   to    1.95%   0.33%   to   5.75%
   2006..... 91,224  1.02  to   2.77  209,018    3.86%   0.50%   to    1.95%   0.14%   to   3.62%
   2005..... 72,223  0.99  to   2.69  165,069    3.68%   0.50%   to    1.95%  (0.93%)  to   1.52%
   2004..... 55,859  1.03  to   2.66  129,138    4.18%   0.50%   to    1.95%   1.59%   to   3.09%
   2003..... 43,612  1.01  to   2.59  100,951    3.71%   0.50%   to    1.95%   0.37%   to   2.13%
Federated High Income Bond Fund II - Primary Shares
   2007.....  7,857  0.98  to   3.23   21,296    8.30%   0.75%   to    1.95%  (1.09%)  to   2.65%
   2006.....  8,838  1.12  to   3.14   23,709    8.64%   0.75%   to    1.95%   0.13%   to   9.98%
   2005.....  9,388  1.03  to   2.86   23,182    8.58%   0.75%   to    1.95%   0.66%   to   1.89%
   2004..... 12,797  1.16  to   2.81   31,179    7.96%   0.50%   to    1.95%   8.31%   to   9.63%
   2003..... 14,502  1.07  to   2.57   32,086    7.52%   0.50%   to    1.95%   7.95%   to  21.12%
Fidelity VIP Contrafund(R) Portfolio - Service Class
   2007..... 35,710  1.08  to   3.95  113,863    0.83%   0.90%   to    1.95%  (0.67%)  to  16.45%
   2006..... 35,546  1.24  to   3.40  100,303    1.13%   0.90%   to    1.95%   0.31%   to  10.59%
   2005..... 33,122  1.13  to   3.08   84,975    0.17%   0.90%   to    1.95%   8.64%   to  15.80%
   2004..... 22,931  1.28  to   2.66   51,567    0.21%   0.75%   to    1.95%  10.09%   to  14.30%
   2003..... 15,576  1.13  to   2.50   30,712    0.28%   0.75%   to    1.95%   6.71%   to  33.09%
Fidelity VIP Growth Opportunities Portfolio - Service Class
   2007..... 43,891  1.10  to   2.91  101,935      --    0.90%   to    1.95%  10.35%   to  21.93%
   2006..... 19,629  1.12  to   2.39   42,654    0.39%   0.90%   to    1.95%  (0.42%)  to   4.36%
   2005.....  8,065  1.08  to   2.30   16,245    0.52%   0.90%   to    1.95%   4.93%   to   8.77%
   2004.....  3,263  1.17  to   2.13    5,432    0.44%   0.90%   to    1.95%   4.97%   to   6.10%
   2003.....  2,993  1.11  to   2.01    4,538    0.59%   0.90%   to    1.95%   9.01%   to  28.49%
Fidelity VIP Growth Portfolio - Service Class
   2007..... 19,209  1.16  to   3.70   41,309    0.62%   0.50%   to    1.95%  (2.64%)  to  26.23%
   2006..... 20,603  1.12  to   2.93   36,134    0.29%   0.50%   to    1.95%   3.75%   to   6.20%
   2005..... 24,590  1.07  to   2.76   40,518    0.38%   0.50%   to    1.95%   2.56%   to   5.34%
   2004..... 26,041  1.14  to   2.62   39,498    0.15%   0.50%   to    1.95%  (2.21%)  to   2.75%
   2003..... 21,490  1.12  to   2.55   29,795    0.15%   0.50%   to    1.95%  10.55%   to  32.12%
Fidelity VIP Investment Grade Bond Portfolio - Service Class
   2007/23/. 26,098  1.02  to   1.04   26,891    0.20%   0.90%   to    1.80%   0.71%   to   3.67%
   2006.....     --    --  to     --       --      --      --    to      --      --    to     --
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Franklin Income Securities Fund - Class 2
   2007.....  44,645 0.96  to   1.14   49,235    2.99%   0.90%   to    1.95%   0.17%  to   2.82%
   2006/21/.   8,119 1.04  to   1.11    8,983    0.68%   0.90%   to    1.95%   3.11%  to  12.87%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lazard Retirement Small Cap Portfolio - Service Shares
   2007.....   2,585 1.13  to   1.16    2,961      --    0.90%   to    1.95%  (9.02%) to  (8.04%)
   2006.....   3,521 1.24  to   1.26    4,403      --    0.90%   to    1.95%  13.81%  to  15.03%
   2005/10/.   5,103 1.09  to   1.10    5,571      --    0.90%   to    1.95%   1.74%  to  12.13%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Bond-Debenture Portfolio - Class VC
   2007.....  13,608 1.00  to   1.17   15,669    5.95%   0.90%   to    1.95%  (0.44%) to   5.23%
   2006.....  14,611 1.09  to   1.11   16,072    6.00%   0.90%   to    1.95%   0.62%  to   8.35%
   2005/11/.  15,079 1.02  to   1.02   15,385    7.32%   0.90%   to    1.95%  (0.01%) to   4.69%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Growth and Income Portfolio - Class VC
   2007..... 132,183 0.97  to   1.25  163,065    1.35%   0.90%   to    1.95%   1.13%  to   3.47%
   2006..... 106,571 1.20  to   1.22  129,362    1.36%   0.90%   to    1.95%   4.41%  to  16.22%
   2005/9/..  91,874 1.04  to   1.05   96,321    1.57%   0.90%   to    1.95%   2.04%  to   8.58%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Lord Abbett Mid-Cap Value Portfolio - Class VC
   2007.....  13,625 0.89  to   1.20   16,172    0.40%   0.90%   to    1.95%  (7.61%) to  (0.33%)
   2006.....  16,132 1.18  to   1.21   19,312    0.46%   0.90%   to    1.95%  (0.35%) to  11.22%
   2005/9/..  19,997 1.07  to   1.09   21,620    0.67%   0.90%   to    1.95%  (0.79%) to  13.48%
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Mutual Shares Securities Fund - Class 2
   2007.....  36,007 0.94  to   3.81   83,298    1.35%   0.90%   to    1.95%  (1.65%) to   2.54%
   2006.....  19,109 1.25  to   3.71   53,592    1.24%   0.90%   to    1.95%   0.44%  to  17.32%
   2005.....  13,894 1.08  to   3.16   35,252    0.84%   0.90%   to    1.95%   5.11%  to   9.56%
   2004.....  11,370 1.24  to   2.89   26,137    0.80%   0.75%   to    1.95%   2.50%  to  11.62%
   2003.....   9,655 1.12  to   2.59   19,488    1.03%   0.75%   to    1.95%   8.60%  to  25.57%
Neuberger Berman AMT Fasciano Portfolio - S Class
   2007.....      60 0.95  to   1.01       57      --    0.90%   to    1.80%  (7.36%) to  (0.39%)
   2006/21/.      38 0.96  to   0.97       37      --    0.90%   to    1.80%  (4.34%) to   3.54%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Neuberger Berman AMT Guardian Portfolio - S Class
   2007.....  26,191 0.98  to   1.12   28,314    0.46%   0.90%   to    1.80%   0.12%  to   7.33%
   2006/21/.     506 1.04  to   1.06      534    1.29%   0.90%   to    1.65%   4.35%  to  15.67%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Capital Appreciation Fund/VA - Service Shares
   2007.....     768 1.13  to   1.16      877    0.01%   0.90%   to    1.80%   8.47%  to  12.83%
   2006/22/.     369 1.01  to   1.03      375      --    0.90%   to    1.80%   1.62%  to  12.46%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Global Securities Fund/VA - Service Shares
   2007.....   2,068 0.97  to   1.12    2,284    0.94%   0.90%   to    1.95%  (4.89%) to   5.12%
   2006/17/.   1,094 1.06  to   1.07    1,162      --    0.90%   to    1.95%   4.31%  to  14.51%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   2007.....  21,420 0.89  to   1.01   20,465    0.03%   0.90%   to    1.80%  (7.27%) to  (2.28%)
   2006/20/.     423 0.99  to   1.04      423      --    0.90%   to    1.80%  (2.92%) to  12.11%
   2005.....      --   --  to     --       --      --      --    to      --      --   to     --
   2004.....      --   --  to     --       --      --      --    to      --      --   to     --
   2003.....      --   --  to     --       --      --      --    to      --      --   to     --
Phoenix Capital Growth Series
   2007.....  59,946 1.11  to   2.24   85,557    0.25%   0.90%   to    1.95%   8.58%  to   9.75%
   2006.....  74,964 1.02  to   2.04   97,738    0.24%   0.90%   to    1.95%   1.21%  to   8.04%
   2005.....  70,294 1.01  to   2.00   86,963    0.06%   0.90%   to    1.95%   1.70%  to   2.78%
   2004.....  93,245 0.99  to   1.95  112,519    0.81%   0.90%   to    1.95%   2.92%  to   4.03%
   2003..... 112,105 0.95  to   1.88  129,578    0.10%   0.90%   to    1.95%   3.31%  to  25.35%
Phoenix Growth and Income Series
   2007.....  43,261 0.98  to   3.45  102,198    0.94%   0.75%   to    1.95%  (2.83%) to   5.85%
   2006.....  49,152 1.19  to   3.26  108,401    1.15%   0.75%   to    1.95%   2.98%  to  16.31%
   2005.....  48,900 1.03  to   2.80   90,058    1.08%   0.75%   to    1.95%  (0.36%) to   4.55%
   2004.....  52,223 1.20  to   2.69   87,702    1.31%   0.75%   to    1.95%   8.32%  to   9.65%
   2003.....  42,548 1.10  to   2.45   61,415    1.17%   0.75%   to    1.95%   2.21%  to  26.32%
Phoenix Mid-Cap Growth Series
   2007.....  17,049 1.09  to   2.69   32,697      --    0.90%   to    1.95%  (3.16%) to  20.70%
   2006.....  22,323 1.07  to   2.23   36,076      --    0.90%   to    1.95%  (1.37%) to   3.20%
   2005.....  12,410 1.05  to   2.16   20,151      --    0.90%   to    1.95%  (0.87%) to   3.24%
   2004.....  18,284 1.12  to   2.10   29,040      --    0.90%   to    1.95%   4.64%  to   5.76%
   2003.....  19,554 1.07  to   1.99   28,900      --    0.90%   to    1.95%   2.47%  to  27.67%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                  At December 31,                 For the periods ended December 31,
            -------------------------------  ------------------------------------------------
                    Unit Fair Value    Net   Investment
             Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
            (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
            ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix Money Market Series
   2007.... 41,913  1.02  to   2.41   81,064    4.77%   0.75%   to    1.95%    0.11%  to   4.09%
   2006.... 37,587  1.02  to   2.32   69,317    4.35%   0.75%   to    1.95%    0.00%* to   3.63%
   2005.... 31,115  1.00  to   2.24   56,230    2.53%   0.75%   to    1.95%    0.00%  to   1.81%
   2004.... 36,553  0.99  to   2.20   61,979    0.77%   0.75%   to    2.25%   (1.47%) to   0.04%
   2003.... 41,970  1.00  to   2.20   77,573    0.68%   0.75%   to    2.25%   (1.58%) to  (0.07%)
Phoenix Multi-Sector Fixed Income Series
   2007.... 51,838  1.00  to   3.29  124,807    5.71%   0.50%   to    1.95%    1.68%  to   3.19%
   2006.... 43,905  1.06  to   3.20  111,464    5.34%   0.50%   to    1.95%   (0.42%) to   6.31%
   2005.... 46,104  1.01  to   3.02  109,741    4.82%   0.50%   to    1.95%   (0.40%) to   1.28%
   2004.... 48,826  1.11  to   2.99  112,833    6.18%   0.50%   to    1.95%    3.49%  to   6.17%
   2003.... 39,784  1.06  to   2.83   82,061    6.72%   0.75%   to    1.95%    0.25%  to  13.72%
Phoenix Multi-Sector Short Term Bond Series
   2007.... 25,954  1.01  to   1.16   29,323    5.08%   0.90%   to    1.95%   (0.16%) to   3.05%
   2006.... 29,621  1.05  to   1.13   32,637    4.51%   0.90%   to    1.95%    3.66%  to   4.77%
   2005.... 32,571  1.01  to   1.07   34,440    3.73%   0.90%   to    1.95%   (0.87%) to   0.45%
   2004.... 28,678  1.04  to   1.07   30,379    4.41%   0.75%   to    1.95%    2.04%  to   4.39%
   2003/5/. 17,461  1.02  to   1.03   17,859    5.05%   0.75%   to    1.95%    0.12%  to   5.00%
Phoenix Strategic Allocation Series
   2007.... 26,152  1.00  to   3.03   63,031    2.53%   0.75%   to    1.95%   (1.25%) to   5.19%
   2006.... 32,980  1.27  to   2.88   76,077    2.50%   0.75%   to    1.95%   10.50%  to  11.85%
   2005.... 44,235  1.14  to   2.58   91,736    2.28%   0.75%   to    1.95%   (1.80%) to   1.03%
   2004.... 56,804  1.14  to   2.55  116,772    2.58%   0.75%   to    1.95%    5.36%  to   6.65%
   2003.... 64,416  1.08  to   2.39  123,911    2.66%   0.75%   to    1.95%    4.65%  to  18.79%
Phoenix-Aberdeen International Series
   2007.... 92,535  1.05  to   5.21  316,871    1.68%   0.50%   to    1.95%    5.66%  to  14.37%
   2006.... 74,181  1.49  to   4.56  245,476    2.59%   0.50%   to    1.95%    0.55%  to  26.74%
   2005.... 28,619  1.19  to   3.59   63,545    4.47%   0.50%   to    1.95%    6.72%  to  17.98%
   2004.... 29,312  1.40  to   3.05   53,620    2.92%   0.50%   to    1.95%   15.17%  to  20.18%
   2003.... 25,479  1.18  to   2.53   38,468    1.92%   0.50%   to    1.95%   10.60%  to  41.66%
Phoenix-Alger Small-Cap Growth Series
   2007....  7,195  1.06  to   4.83   33,407      --    0.75%   to    1.95%   (4.53%) to  15.05%
   2006....  8,834  1.36  to   4.22   35,811    0.02%   0.75%   to    1.95%   10.22%  to  18.56%
   2005....  4,478  1.16  to   3.56   15,539      --    0.75%   to    1.95%   (2.25%) to  16.43%
   2004....  4,344  1.15  to   3.10   13,185      --    0.75%   to    1.95%   (9.64%) to   1.36%
   2003....  2,544  1.15  to   3.06    7,643      --    0.75%   to    1.95%   (3.45%) to  53.14%
Phoenix-Duff & Phelps Real Estate Securities Series
   2007.... 19,614  0.87  to   7.73   82,754    1.27%   0.50%   to    1.95%  (17.36%) to  (1.65%)
   2006.... 17,101  1.48  to   9.25  110,320    1.34%   0.50%   to    1.95%    9.68%  to  36.38%
   2005.... 15,797  1.10  to   6.81   76,155    1.74%   0.50%   to    1.95%    0.03%  to  14.52%
   2004.... 15,493  1.55  to   5.97   66,800    2.50%   0.50%   to    1.95%   27.28%  to  34.02%
   2003.... 14,497  1.17  to   4.47   47,159    3.40%   0.50%   to    1.95%   14.00%  to  39.52%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
   2007..... 15,697  0.99  to   1.20  18,345     1.58%   0.90%   to    1.80%  (1.91%)  to   7.47%
   2006/13/.  8,086  1.11  to   1.12   8,997     2.36%   0.90%   to    1.80%   1.29%   to  14.96%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Growth
   2007..... 22,556  1.00  to   1.17  25,711     2.22%   0.90%   to    1.80%   4.03%   to   7.68%
   2006/15/.  7,937  1.04  to   1.09   8,616     1.94%   0.90%   to    1.80%   0.83%   to  10.56%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   2007.....  5,508  1.03  to   1.12   6,089     3.47%   0.90%   to    1.95%  (0.43%)  to   7.00%
   2006/14/.  2,949  1.03  to   1.05   3,075     4.46%   0.90%   to    1.95%   0.05%   to   6.87%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
   2007..... 12,702  1.01  to   1.16  14,429     2.54%   0.90%   to    1.95%  (2.09%)  to   7.52%
   2006/12/.  6,417  1.04  to   1.08   6,886     3.72%   0.90%   to    1.95%   2.55%   to  10.27%
   2005.....     --    --  to     --      --       --      --    to      --      --    to     --
   2004.....     --    --  to     --      --       --      --    to      --      --    to     --
   2003.....     --    --  to     --      --       --      --    to      --      --    to     --
Phoenix-Sanford Bernstein Mid-Cap Value Series
   2007..... 26,418  0.88  to   5.57  81,392     0.14%   0.50%   to    1.95%  (5.76%)  to   2.51%
   2006..... 19,888  1.20  to   5.53  71,158     0.42%   0.50%   to    1.95%   6.75%   to  14.34%
   2005..... 20,477  1.06  to   4.87  65,289     0.11%   0.50%   to    1.95%  (1.55%)  to   7.19%
   2004..... 20,613  1.42  to   4.58  61,042     0.18%   0.50%   to    1.95%  18.06%   to  19.80%
   2003..... 18,073  1.20  to   3.85  42,763     0.21%   0.50%   to    1.95%  16.68%   to  40.27%
Phoenix-Sanford Bernstein Small-Cap Value Series
   2007..... 10,590  0.88  to   4.66  41,422       --    0.90%   to    1.95%  (9.58%)  to   1.07%
   2006..... 11,112  1.23  to   4.80  45,913     0.23%   0.90%   to    1.95%   9.44%   to  15.70%
   2005..... 10,407  1.07  to   4.15  38,467       --    0.90%   to    1.95%   0.56%   to   6.50%
   2004..... 10,631  1.48  to   3.90  37,411       --    0.75%   to    1.95%  10.85%   to  21.57%
   2003.....  8,866  1.23  to   3.21  26,107       --    0.90%   to    1.95%  20.19%   to  42.57%
Phoenix-Van Kampen Comstock Series
   2007..... 16,095  0.89  to   3.38  40,472     1.50%   0.50%   to    1.95%  (6.46%)  to   7.62%
   2006..... 19,855  1.25  to   3.49  51,685     1.64%   0.50%   to    1.95%  10.13%   to  20.30%
   2005..... 24,577  1.24  to   2.91  53,686     1.10%   0.50%   to    1.95%  (1.86%)  to   4.90%
   2004..... 34,361  1.20  to   2.79  70,474     0.97%   0.50%   to    1.95%  10.71%   to  11.90%
   2003..... 26,606  1.08  to   2.49  48,713     0.94%   0.90%   to    1.95%   4.39%   to  22.76%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  ------------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   -----------------
Phoenix-Van Kampen Equity 500 Index Series
   2007..... 27,275  0.96  to   2.50  55,307     1.27%   0.90%   to    2.25%   (3.16%) to   5.71%
   2006..... 32,875  1.17  to   2.41  64,412     1.34%   0.90%   to    2.25%    3.06%  to  13.19%
   2005..... 28,548  1.22  to   2.13  49,041     1.22%   0.90%   to    2.25%   (4.47%) to   2.76%
   2004..... 35,053  1.20  to   2.08  58,129     1.47%   0.90%   to    2.25%    3.40%  to   8.85%
   2003..... 34,336  1.11  to   1.91  51,046     1.17%   0.90%   to    2.25%   10.77%  to  25.09%
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
   2007..... 17,690  1.14  to   1.21  20,489     7.30%   0.90%   to    1.95%    8.44%  to  22.03%
   2006/17/.    481  0.95  to   1.00     461    15.20%   0.90%   to    1.80%   (7.64%) to  (3.51%)
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Real Return Portfolio - Advisor Class
   2007.....  1,695  1.08  to   1.11   1,868     4.53%   0.90%   to    1.80%   (0.17%) to  10.49%
   2006/20/.    522  1.00  to   1.02     530     4.51%   1.10%   to    1.80%   (1.72%) to   2.65%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
PIMCO VIT Total Return Portfolio - Advisor Class
   2007.....  5,146  1.07  to   1.11   5,684     4.71%   0.90%   to    1.85%   (0.72%) to   7.65%
   2006/18/.  5,355  1.01  to   1.04   5,526     4.56%   0.90%   to    1.85%   (1.22%) to   4.15%
   2005.....     --    --  to     --      --       --      --    to      --       --   to     --
   2004.....     --    --  to     --      --       --      --    to      --       --   to     --
   2003.....     --    --  to     --      --       --      --    to      --       --   to     --
Rydex Variable Trust Inverse Government Long Bond Strategy Fund
   2007.....  3,315  0.77  to   0.89   2,870     3.77%   0.90%   to    1.95%   (6.38%) to   3.57%
   2006.....  5,007  0.82  to   0.94   4,597     3.12%   0.90%   to    1.95%    6.01%  to   7.14%
   2005.....  8,410  0.77  to   0.88   7,228       --    0.90%   to    1.95%   (7.08%) to  (6.09%)
   2004.....  9,679  0.83  to   0.93   8,918       --    0.90%   to    1.95%  (12.41%) to  (7.00%)
   2003/6/..  5,403  0.94  to   1.05   5,669       --    0.90%   to    1.95%   (5.81%) to   9.53%
Rydex Variable Trust Nova Fund
   2007.....  1,299  1.61  to   1.69   2,140     1.16%   0.90%   to    1.95%   (0.85%) to   0.21%
   2006.....  1,853  1.62  to   1.68   3,056     0.93%   0.90%   to    1.95%    0.95%  to  18.20%
   2005.....  3,727  1.35  to   1.43   5,223     0.37%   0.90%   to    1.95%    1.95%  to   6.03%
   2004.....  3,860  1.32  to   1.38   5,278     0.05%   0.90%   to    1.95%   10.83%  to  13.59%
   2003/4/..  2,921  1.17  to   1.22   3,545       --    0.90%   to    1.85%    2.37%  to  20.71%
Rydex Variable Trust Sector Rotation Fund
   2007.....  2,339  1.78  to   1.92   4,392       --    0.90%   to    1.95%    4.16%  to  21.64%
   2006.....  3,541  1.22  to   1.58   5,490       --    0.90%   to    1.95%   (0.47%) to  10.39%
   2005.....  5,931  1.35  to   1.43   8,350       --    0.90%   to    1.95%   11.50%  to  12.69%
   2004.....  2,414  1.20  to   1.27   3,034       --    0.90%   to    1.95%    5.09%  to  12.91%
   2003/4/..  2,363  1.10  to   1.16   2,724       --    0.90%   to    1.80%    0.46%  to  16.17%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                 For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/     Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Sentinel Variable Products Balanced Fund
   2007/26/.    296  1.02  to   1.02     301    11.05%   1.10%   to    1.38%  (2.99%) to  (1.98%)
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Bond Fund
   2007/24/.  4,498  1.02  to   1.02   4,587    28.15%   0.90%   to    1.80%   1.33%  to   3.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Common Stock Fund
   2007/24/. 18,974  1.02  to   1.02  19,401     7.76%   0.90%   to    1.80%  (4.21%) to   0.87%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Mid Cap Growth Fund
   2007/25/.    443  1.08  to   1.08     477       --    0.90%   to    1.80%  (2.66%) to   1.53%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Sentinel Variable Products Small Company Fund
   2007/24/.  3,080  1.00  to   1.01   3,096     4.01%   0.90%   to    1.80%  (6.63%) to   0.07%
   2006.....     --    --  to     --      --       --      --    to      --      --   to     --
   2005.....     --    --  to     --      --       --      --    to      --      --   to     --
   2004.....     --    --  to     --      --       --      --    to      --      --   to     --
   2003.....     --    --  to     --      --       --      --    to      --      --   to     --
Templeton Developing Markets Securities Fund - Class 2
   2007.....  7,287  1.15  to   6.90  16,657     2.03%   0.90%   to    1.95%  (3.62%) to  28.59%
   2006.....  3,217  1.06  to   5.43   5,724     1.07%   0.90%   to    1.80%   0.88%  to  26.94%
   2005.....  2,588  1.09  to   3.50   3,634     1.30%   0.90%   to    1.60%  25.40%  to  26.28%
   2004.....  3,214  0.87  to   2.77   3,557     1.81%   0.90%   to    1.60%   5.78%  to  23.59%
   2003.....  4,064  0.70  to   2.77   3,591     1.17%   0.90%   to    1.60%  50.55%  to  51.62%
Templeton Foreign Securities Fund - Class 2
   2007..... 13,558  1.05  to   4.42  40,633     2.06%   0.50%   to    1.95%   1.02%  to  14.88%
   2006..... 15,754  1.32  to   3.85  41,893     1.24%   0.50%   to    1.95%   3.00%  to  20.84%
   2005..... 16,296  1.11  to   3.19  35,750     1.19%   0.50%   to    1.95%   4.77%  to   9.62%
   2004..... 16,494  1.36  to   2.91  31,997     1.06%   0.50%   to    1.95%  11.51%  to  17.94%
   2003..... 14,981  1.16  to   2.46  23,427     1.68%   0.50%   to    1.95%   8.87%  to  32.63%

                       PHL VARIABLE ACCUMULATION ACCOUNT

                   At December 31,                For the periods ended December 31,
             -------------------------------  -----------------------------------------------
                     Unit Fair Value    Net   Investment
              Units   (Lowest to      Assets    Income   Expense Ratio /2/    Total Return /3/
             (000's)   Highest)       (000's) Ratio /1/  (Lowest to Highest)  (Lowest to Highest)
             ------- ---------------  ------- ---------- ------------------   ----------------
Templeton Global Asset Allocation Fund - Class 2
   2007.....  2,127  2.19  to   3.72    4,844   17.59%   0.90%   to    1.60%   8.24%   to   9.02%
   2006.....  2,408  2.02  to   3.41    5,056    7.06%   0.90%   to    1.60%  19.18%   to  20.03%
   2005.....  2,840  1.69  to   2.84    4,982    3.68%   0.90%   to    1.60%   1.90%   to   2.63%
   2004.....  3,504  1.65  to   2.77    6,030    2.82%   0.90%   to    1.60%  13.87%   to  14.68%
   2003.....  4,340  1.45  to   2.42    6,504    2.58%   0.90%   to    1.60%  29.84%   to  30.77%
Templeton Growth Securities Fund - Class 2
   2007..... 33,792  0.95  to   3.81   74,605    1.25%   0.75%   to    1.95%  (0.78%)  to   1.80%
   2006..... 18,181  1.30  to   3.76   48,506    1.28%   0.75%   to    1.95%  10.08%   to  20.90%
   2005..... 17,788  1.41  to   3.12   40,604    1.15%   0.75%   to    1.95%   2.80%   to   8.05%
   2004..... 19,028  1.32  to   2.90   39,699    1.22%   0.75%   to    1.95%  13.76%   to  15.16%
   2003..... 19,585  1.15  to   2.53   35,681    1.50%   0.75%   to    1.95%   8.13%   to  33.82%
Van Kampen UIF Equity and Income Portfolio - Class II
   2007.....    521  0.96  to   1.10      560    1.49%   0.90%   to    1.80%  (3.28%)  to   2.43%
   2006/19/.    184  1.03  to   1.07      197    0.25%   0.90%   to    1.80%   0.63%   to  11.06%
   2005.....     --    --  to     --       --      --      --    to      --      --    to     --
   2004.....     --    --  to     --       --      --      --    to      --      --    to     --
   2003.....     --    --  to     --       --      --      --    to      --      --    to     --
Wanger International Select
   2007.....  6,225  1.09  to   5.90   26,318    0.70%   0.90%   to    1.95%  (4.28%)  to  20.68%
   2006.....  6,205  1.55  to   4.89   22,576    0.30%   0.90%   to    1.95%   7.84%   to  34.78%
   2005.....  5,340  1.16  to   3.63   14,782    1.97%   0.90%   to    1.95%   8.99%   to  16.12%
   2004.....  5,295  1.83  to   3.15   12,223    0.33%   0.90%   to    1.95%   2.86%   to  24.94%
   2003.....  5,475  1.49  to   2.55   10,408    0.29%   0.75%   to    1.95%  12.89%   to  39.97%
Wanger International Small Cap
   2007..... 30,013  1.03  to   6.91  145,767    0.87%   0.50%   to    1.95%   1.77%   to  15.73%
   2006..... 29,983  1.57  to   5.97  137,774    0.57%   0.50%   to    1.95%  15.04%   to  36.48%
   2005..... 32,777  1.17  to   4.38  111,676    1.04%   0.50%   to    1.95%   4.90%   to  20.92%
   2004..... 35,956  1.59  to   3.62  103,180    0.70%   0.50%   to    1.95%  19.04%   to  29.62%
   2003..... 37,064  1.24  to   2.79   83,580    0.30%   0.50%   to    1.95%  11.28%   to  48.12%
Wanger Select
   2007.....  7,203  0.94  to   5.31   29,092      --    0.90%   to    1.95%  (6.43%)  to   8.40%
   2006.....  7,310  1.33  to   4.90   27,833    0.36%   0.90%   to    1.95%  12.14%   to  18.63%
   2005.....  6,650  1.13  to   4.13   20,910      --    0.90%   to    1.95%   8.34%   to  10.01%
   2004.....  6,883  1.25  to   3.78   19,854      --    0.75%   to    1.95%   7.50%   to  18.23%
   2003.....  5,538  1.06  to   3.21   13,348      --    0.90%   to    1.95%   2.89%   to  29.55%
Wanger U.S. Smaller Companies
   2007..... 24,932  0.95  to   4.35   92,825      --    0.50%   to    1.95%  (5.79%)  to   4.86%
   2006..... 30,670  1.16  to   4.15  110,681    0.24%   0.50%   to    1.95%   0.11%   to   7.34%
   2005..... 38,624  1.09  to   3.86  131,368      --    0.50%   to    1.95%   4.99%   to  10.70%
   2004..... 46,105  1.34  to   3.49  143,130      --    0.50%   to    1.95%  12.12%   to  17.74%
   2003..... 50,151  1.15  to   2.96  133,745      --    0.50%   to    1.95%   9.31%   to  45.47%

                       PHL VARIABLE ACCUMULATION ACCOUNT

--------
*  Amount is less than 0.005%

/1 /The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

/2/ The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

/3/ The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certain units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

/4  /From inception June 3, 2003 to December 31, 2003.

/5/  From inception June 4, 2003 to December 31, 2003.

/6/  From inception June 5, 2003 to December 31, 2003.

/7/  From inception June 22, 2004 to December 31, 2004.

/8/  From inception December 3, 2004 to December 31, 2004.

/9/  From inception April 22, 2005 to December 31, 2005.

/10/ From inception April 28, 2005 to December 31, 2005.

/11/ From inception April 29, 2005 to December 31, 2005.

/12/ From inception February 9, 2006 to December 31, 2006.

/13/ From inception February 14, 2006 to December 31, 2006.

/14/ From inception February 17, 2006 to December 31, 2006.

/15/ From inception March 10, 2006 to December 31, 2006.

/16/ From inception April 28, 2006 to December 31, 2006.

/17/ From inception May 3, 2006 to December 31, 2006.

/18/ From inception May 4, 2006 to December 31, 2006.

/19/ From inception May 8, 2006 to December 31, 2006.

                       PHL VARIABLE ACCUMULATION ACCOUNT

/20/ From inception May 9, 2006 to December 31, 2006.

/21/ From inception May 10, 2006 to December 31, 2006.

/22/ From inception May 18, 2006 to December 31, 2006.

/23/ From inception January 29, 2007 to December 31, 2007.

/24/ From inception September 11, 2007 to December 31, 2007.

/25/ From inception October 1, 2007 to December 31, 2007.

/26/ From inception October 10, 2007 to December 31, 2007.

Note 6--Fees and Related Party Transactions

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

   Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

   The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. These expenses are included in a separate line item entitled "Contract Maintenance Charges" in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $8,662,781 and $6,048,261, respectively. The charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

   Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35.

   Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

   Other Charges - Phoenix may deduct other costs depending on the policy terms.

   All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

   Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled "Transfers for contract benefits and terminations" in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

                       PHL VARIABLE ACCUMULATION ACCOUNT

C) Mortality and Expense Fee and Administration Fee charges

   Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and 0.125% for administration fees, which the company undertakes. These expenses are included in separate line items "Mortality and Expense Fees" and "Administration Fees" in the accompanying statements of operations. The total aggregate expense for the periods ended December 31, 2007 and 2006 were $35,805,385 and $25,040,784, respectively. This expense is taken out as a reduction of unit values.

Note 7--Distribution of Net Income

   The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8--Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   PHL Variable intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

Note 9--Liquidations and Mergers

   On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

   On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

                       PHL VARIABLE ACCUMULATION ACCOUNT

   On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

   On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

   On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

   On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

Note 10--Manager of Managers Exemptive Order

   The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

Note 11--Mixed and Shared Funding

   Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

Note 12--Other

   On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

   On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc ("HIM") is the new subadvisor.

   On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

   On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

   On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

   The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of

                       PHL VARIABLE ACCUMULATION ACCOUNT
the most significant distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Insurance Company, or State Farm. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

   Due to an internal reorganization, effective August 1, 2007, Phoenix Variable Advisors, Inc. ("PVA") replaced Duff & Phelps Investment Management Company ("DPIM") as the advisor of the current Phoenix-Duff & Phelps Real Estate Securities Series. The Board approved the termination of the current investment advisory agreement for Phoenix-Duff & Phelps Real Estate Securities Series and approved a new investment advisory agreement at a meeting held
June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PVA replaced Phoenix Investment Counsel, Inc. ("PIC") as the advisor of the Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series. The Board approved the termination of the current investment advisory agreements for Phoenix-Aberdeen International Series, Phoenix Capital Growth Series, Phoenix Growth and Income Series, Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and Phoenix Strategic Allocation Series and approved a new investment advisory agreement for each series at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Aberdeen Asset Management Inc. ("AAM") remained the subadvisor to the Phoenix-Aberdeen International Series and the Board approved the termination of the current subadvisory agreement with PIC and approved a new subadvisory agreement between PVA and AAM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, DPIM was appointed the subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series and the Board approved a new subadvisory agreement between PVA and DPIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, Harris Investment Management, Inc. ("HIM") remained the subadvisor to the Phoenix Capital Growth Series and the Board approved the termination of the current subadvisory agreement and approved a new subadvisory agreement between PVA and HIM at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC was appointed the subadvisor to the Phoenix Growth and Income Series and the Board approved a new subadvisory agreement between PVA and PIC at a meeting held June 5, 2007;

   Due to an internal reorganization, effective August 1, 2007, PIC and Goodwin Capital Advisers, Inc. ("GCA") were appointed the subadvisor to the Phoenix Strategic Allocation Series and the Board approved a new subadvisory agreement for each subadvisor between (1) PVA and PIC and (2) PVA and GCA at a meeting held June 5, 2007; and

   Due to an internal reorganization, effective August 1, 2007, GCA was appointed the subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series and the Board approved a new subadvisory agreement for each series between PVA and GCA at a meeting held June 5, 2007

                            [LOGO]
PriceWaterhouseCoopers
______________________________________________________________________

                                           PricewaterhouseCoopers LLP
                                           Suite 2400
                                           185 Asylum St.
                                           Hartford CT 06103-3404
                                           Telephone (860)241 7000
                                           Facsimile (860)241 7590
                                           www.pwc.com


            Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company and
Participants of PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the PHL Variable Accumulation Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of PHL Variable Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLC
Hartford, CT

March 21, 2008

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06103-2899

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
185 Asylum Street
Hartford, Connecticut 06103

PHL VARIABLE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2007 AND 2006

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                     ----------

Report of Independent Registered Public Accounting Firm                 F-3

Balance Sheet as of December 31, 2007 and 2006                          F-4

Statement of Income, Comprehensive Income and Changes in
  Stockholder's Equity for the years ended December 31, 2007, 2006
  and 2005                                                              F-5

Statement of Cash Flows for the years ended December 31, 2007, 2006     F-6
  and 2005

Notes to Financial Statements                                        F-7 - F-27

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of PHL Variable Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company (the Company) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 7, 2008

                        PHL VARIABLE INSURANCE COMPANY
                                 BALANCE SHEET
                      ($ in thousands, except share data)
                          DECEMBER 31, 2007 AND 2006

                                                                2007        2006
                                                             ----------  ----------
ASSETS:
Available-for-sale debt securities, at fair value........... $1,709,586  $2,050,989
Policy loans, at unpaid principal balances..................     22,819      15,542
Other investments...........................................      1,251       1,612
                                                             ----------  ----------
Total investments...........................................  1,733,656   2,068,143
Cash and cash equivalents...................................    108,200      47,127
Accrued investment income...................................     17,518      19,882
Receivables.................................................     37,178      54,534
Deferred policy acquisition costs...........................  1,007,811     703,794
Receivable from related parties.............................        527         300
Other assets................................................     20,214       2,356
Separate account assets.....................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL ASSETS................................................ $6,314,460  $5,849,199
                                                             ==========  ==========
LIABILITIES:
Policyholder deposit funds.................................. $1,134,635  $1,491,367
Policy liabilities and accruals.............................    966,945     706,198
Deferred income taxes.......................................    140,115      96,654
Payable to related parties..................................     28,969      25,081
Other liabilities...........................................     48,304      26,576
Separate account liabilities................................  3,389,356   2,953,063
                                                             ----------  ----------
TOTAL LIABILITIES                                             5,708,324   5,298,939
                                                             ----------  ----------
CONTINGENT LIABILITIES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, $5,000 par value: 1,000 shares authorized;
  500 shares issued.........................................      2,500       2,500
Additional paid-in capital..................................    553,218     503,234
Retained earnings...........................................     62,202      47,215
Accumulated other comprehensive loss........................    (11,784)     (2,689)
                                                             ----------  ----------
TOTAL STOCKHOLDER'S EQUITY..................................    606,136     550,260
                                                             ----------  ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.................. $6,314,460  $5,849,199
                                                             ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
 STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                           2007      2006      2005
                                                         --------  --------  --------
REVENUES:
Premiums................................................ $ 18,602  $ 13,575  $  9,521
Insurance and investment product fees...................  263,696   180,498   109,270
Investment income, net of expenses......................  109,607   129,325   154,374
Net realized investment losses..........................   (7,043)   (2,460)  (10,569)
                                                         --------  --------  --------
TOTAL REVENUES..........................................  384,862   320,938   262,596
                                                         --------  --------  --------
BENEFITS AND EXPENSES:
Policy benefits.........................................  157,616   151,285   130,279
Policy acquisition cost amortization....................  124,015    91,168    80,402
Other operating expenses................................   83,601    65,388    50,493
                                                         --------  --------  --------
TOTAL BENEFITS AND EXPENSES.............................  365,232   307,841   261,174
                                                         --------  --------  --------
Income before income taxes..............................   19,630    13,097     1,422
Applicable income tax (expense) benefit.................   (3,643)   (3,016)    2,801
                                                         --------  --------  --------
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         ========  ========  ========
FEES PAID TO RELATED PARTIES (NOTE 10)

COMPREHENSIVE INCOME:
NET INCOME.............................................. $ 15,987  $ 10,081  $  4,223
                                                         --------  --------  --------
Net unrealized investment losses........................   (9,095)   (1,277)   (9,986)
Net unrealized derivative instruments losses............       --      (807)     (335)
                                                         --------  --------  --------
OTHER COMPREHENSIVE LOSS................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
COMPREHENSIVE INCOME (LOSS)............................. $  6,892  $  7,997  $ (6,098)
                                                         ========  ========  ========
ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent....................... $ 49,984  $     --  $     --

RETAINED EARNINGS:
Adjustment for initial application of FIN 48 (Note 2)...   (1,000)       --        --
Net income..............................................   15,987    10,081     4,223

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive loss................................   (9,095)   (2,084)  (10,321)
                                                         --------  --------  --------
CHANGE IN STOCKHOLDER'S EQUITY..........................   55,876     7,997    (6,098)
Stockholder's equity, beginning of year.................  550,260   542,263   548,361
                                                         --------  --------  --------
STOCKHOLDER'S EQUITY, END OF YEAR....................... $606,136  $550,260  $542,263
                                                         ========  ========  ========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                            STATEMENT OF CASH FLOWS
                               ($ in thousands)
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                      2007         2006         2005
                                                   ----------  -----------  -----------
OPERATING ACTIVITIES:
Net income........................................ $   15,987  $    10,081  $     4,223
Net realized investment losses....................      7,043        2,460       10,569
Investment (gains) losses.........................      1,473        4,206      (15,293)
Deferred income taxes.............................     48,358       24,419       15,512
(Increase) decrease in receivables................     (4,520)      (6,939)       4,091
Increase in deferred policy acquisition costs.....   (276,592)    (179,410)     (56,634)
Increase in policy liabilities and accruals.......    278,134      210,368      155,315
Other assets and other liabilities change.........      7,868       (1,224)      30,634
                                                   ----------  -----------  -----------
CASH FROM OPERATING ACTIVITIES....................     77,751       63,961      148,417
                                                   ----------  -----------  -----------
INVESTING ACTIVITIES:
Investment purchases..............................   (890,909)  (1,007,973)  (1,148,093)
Investment sales, repayments and maturities.......  1,207,988    1,728,360    1,357,687
                                                   ----------  -----------  -----------
CASH FROM INVESTING ACTIVITIES....................    317,079      720,387      209,594
                                                   ----------  -----------  -----------
FINANCING ACTIVITIES:
Policyholder deposit fund deposits................    266,750      223,309      236,099
Policyholder deposit fund withdrawals.............   (625,507)    (986,348)    (607,890)
Capital contributions from parent.................     25,000           --           --
                                                   ----------  -----------  -----------
CASH FOR FINANCING ACTIVITIES.....................   (333,757)    (763,039)    (371,791)
                                                   ----------  -----------  -----------
CHANGE IN CASH AND CASH EQUIVALENTS...............     61,073       21,309      (13,780)
Cash and cash equivalents, beginning of year......     47,127       25,818       39,598
                                                   ----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF YEAR............ $  108,200  $    47,127  $    25,818
                                                   ==========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                        PHL VARIABLE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                 YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

1. ORGANIZATION AND OPERATIONS

PHL Variable Insurance Company is a life insurance company offering variable and fixed annuity and non-participating life insurance products. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (PNX), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of PNX and changed its name to Phoenix Life Insurance Company.

2. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP), which differ materially from the accounting practices prescribed by various insurance regulatory authorities. We have reclassified certain amounts for 2006 and 2005 to conform with the 2007 presentation.

USE OF ESTIMATES

In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of investments in debt and equity securities; and accruals for deferred income taxes and contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

We adopted the provisions of the Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized an increase in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective tax rate upon recognition. See Note 9 to these financial statements for more information.

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect on our financial statements.

In March 2006, the FASB issued Statement of Financial Accounting Standards No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and was effective beginning January 1, 2007. We adopted this standard effective January 1, 2007 with no material impact on our financial position and results of operations.

Effective January 1, 2006, we adopted SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our financial statements.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA's issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We adopted this standard effective January 1, 2007 with no material effect on our financial position and results of operations.

ACCOUNTING STANDARDS NOT YET ADOPTED

In December 2007, the FASB issued SFAS No. 141(R), "Accounting for Business Combinations" (SFAS 141(R)). SFAS 141(R) requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction, establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed and requires the acquirer to disclose all information needed to evaluate and understand the nature and financial effect of the combination and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" (SFAS 160). SFAS 160 requires all entities to report noncontrolling interests in subsidiaries in the same way--as equity in the consolidated financial statements and requires that associated transactions be treated as equity transactions--and is effective beginning for fiscal years beginning after December 15, 2008. We will adopt this standard effective January 1, 2009 and do not expect it to have a material impact on our financial position and results of operations.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide "Investment Companies" and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" (SOP 07-1). SOP 07-1 broadens the definition of an investment company for application of this guidance. It provides that an entity that meets the definition of an investment company use fair value as a basis of accounting and reporting and that a parent retains the specialized fair value accounting of the entity if certain criteria are met. On February 14, 2008, the FASB deferred the effective date of SOP 07-1 indefinitely.

On February 15, 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" (SFAS 159), which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. The election to use the fair value option is available when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. We adopted SFAS 159 as of January 1, 2008 with no material effect on our financial statements.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. We adopted SFAS 157 effective
January 1, 2008. We do not expect adoption of this statement to have a material impact on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include other partnership interests in which we do not have control or a majority ownership interest and are recorded using the equity method of accounting. We record the net income from investments in partnerships in net investment income.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred.

We amortize deferred policy acquisition costs based on the related policy's classification. For individual life insurance policies, deferred policy acquisition costs are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs are amortized in proportion to estimated gross profits
(EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency, funding patterns and expenses.

Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no-lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

REVENUE RECOGNITION

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

   .   the extent and the duration of the decline;

   . the reasons for the decline in value (credit event, interest related or market fluctuations);

   . our ability and intent to hold the investment for a period of time to allow for a recovery of value; and

   .   the financial condition of and near term prospects of the issuer.

INCOME TAXES

We account for income taxes in accordance with SFAS No. 109, "Accounting for Income Taxes" (SFAS 109). Accordingly, income tax expense or benefit is recognized based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryovers. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances in accordance with SFAS 109's intraperiod allocation rules. We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense.

3. REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   . On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million on single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.

   . We cede 80% to 90% of the mortality risk on most new issues of term insurance.

   . In August 2006, we entered into an agreement to cede 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2 million or greater.

   . On January 1, 1996, we entered into a reinsurance agreement that covers 100% of the excess death benefits and related reserves for most variable annuity policies issued from January 1, 1983 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance arrangement.

   . We cede to Phoenix Life 100% of the guaranteed minimum accumulation and withdrawal benefits on our variable annuities.

   . Effective January 1, 2008, we entered into an agreement to cede 75% of the risk in excess of $6.0 million on universal life and variable universal life policies issued from January 1, 2006 through December 31, 2007.

DIRECT BUSINESS AND REINSURANCE:

                                                                    YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------
                                                               2007          2006          2005
($ in thousands)                                           ------------  ------------  ------------
Direct premiums........................................... $     87,132  $     71,350  $     55,277
Premiums ceded to reinsurers..............................      (68,530)      (57,775)      (45,756)
                                                           ------------  ------------  ------------
PREMIUMS.................................................. $     18,602  $     13,575  $      9,521
                                                           ============  ============  ============
Direct policy benefits incurred........................... $     85,898  $     54,055  $     15,538
Policy benefits assumed from reinsureds...................          505           965           381
Policy benefits ceded to reinsurers.......................      (44,707)      (26,398)       (9,572)
                                                           ------------  ------------  ------------
POLICY BENEFITS........................................... $     41,696  $     28,622  $      6,347
                                                           ============  ============  ============
Direct life insurance in-force............................ $ 70,502,325  $ 55,175,351  $ 41,566,483
Life insurance in-force assumed from reinsureds...........      121,673       104,826       135,447
Life insurance in-force ceded to reinsurers...............  (48,687,754)  (40,820,818)  (30,459,568)
                                                           ------------  ------------  ------------
LIFE INSURANCE IN-FORCE................................... $ 21,936,244  $ 14,459,359  $ 11,242,362
                                                           ============  ============  ============
Percentage of amount assumed to net insurance in-force....         0.55%         0.72%         1.20%
                                                           ============  ============  ============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $115,920 thousand, $122,663 thousand and $123,932 thousand, net of reinsurance, for the years ended December 31, 2007, 2006 and 2005, respectively.

Irrevocable letters of credit aggregating $26,986 thousand at December 31, 2007 have been arranged with commercial banks in our favor to collateralize the ceded reserves.

4. DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:

                                                       YEAR ENDED DECEMBER 31,
                                                   ------------------------------
                                                      2007       2006      2005
($ in thousands)                                   ----------  --------  --------
Direct acquisition costs deferred................. $  400,607  $270,577  $137,036
Recurring costs amortized to expense..............   (126,163)  (92,255)  (86,608)
Credit related to investment gains or losses......      2,148     1,087     6,206
Offsets to net unrealized investment gains or
  losses included in other comprehensive income
  (loss) (Note 12)................................     27,425    (4,930)   39,223
                                                   ----------  --------  --------
Change in deferred policy acquisition costs.......    304,017   174,479    95,857
Deferred policy acquisition costs, beginning of
  year............................................    703,794   529,315   433,458
                                                   ----------  --------  --------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.... $1,007,811  $703,794  $529,315
                                                   ==========  ========  ========

During 2007, we updated our system for calculating the SOP 03-1 reserves for guaranteed minimum death benefits, resulting in a release in the benefit reserve and a corresponding increase in deferred policy acquisition cost amortization for the quarter. The effects of these adjustments resulted in an overall $1,649 thousand pre-tax benefit to net income.

During 2006, we benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions for expected mortality, lapse experience, investment margins and expenses. The effects of the unlocking resulted in an overall $6.7 million pre-tax charge to net income, as well as increased unearned revenue liabilities by $1.3 million, increased benefit reserves by $4.5 million, increased reinsurance liability by $1.2 million and decreased amortization by $0.4 million.

5. POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which range from 3.00% to 5.25% as of December 31, 2007, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 2.9% to 14.0% as of December 31, 2007, less administrative charges.

6. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

FAIR VALUE AND COST OF DEBT SECURITIES:

                                                     AS OF DECEMBER 31,
                                         -------------------------------------------
                                                 2007                  2006
                                         --------------------- ---------------------
                                         FAIR VALUE    COST    FAIR VALUE    COST
($ in thousands)                         ---------- ---------- ---------- ----------
U.S. government and agency.............. $   65,774 $   64,884 $   92,579 $   93,425
State and political subdivision.........     11,029     11,134     15,900     16,281
Foreign government......................     30,423     27,716     49,884     46,505
Corporate...............................    975,058    998,982  1,157,781  1,172,275
Mortgage-backed.........................    358,479    372,733    452,641    455,739
Other asset-backed......................    268,823    288,927    282,204    280,086
                                         ---------- ---------- ---------- ----------
AVAILABLE-FOR-SALE DEBT SECURITIES...... $1,709,586 $1,764,376 $2,050,989 $2,064,311
                                         ========== ========== ========== ==========

UNREALIZED GAINS (LOSSES) FROM
DEBT SECURITIES:

                                                    AS OF DECEMBER 31,
                                            ----------------------------------
                                                  2007              2006
                                            ----------------  ----------------
                                             GAINS   LOSSES    GAINS   LOSSES
($ in thousands)                            ------- --------  ------- --------
U.S. government and agency................. $ 1,193 $   (303) $   295 $ (1,141)
State and political subdivision............      11     (116)      17     (398)
Foreign government.........................   2,732      (25)   3,590     (211)
Corporate..................................   8,774  (32,698)   6,523  (21,017)
Mortgage-backed............................   2,654  (16,908)   2,862   (5,960)
Other asset-backed.........................     875  (20,979)   3,857   (1,739)
                                            ------- --------  ------- --------
DEBT SECURITIES GAINS AND LOSSES........... $16,239 $(71,029) $17,144 $(30,466)
                                            ======= ========  ======= ========
DEBT SECURITIES NET LOSSES.................         $(54,790)         $(13,322)
                                                    ========          ========

AGING OF TEMPORARILY IMPAIRED
DEBT SECURITIES:

                                                 AS OF DECEMBER 31, 2007
                              ---------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  ---------------------  --------------------
                               FAIR    UNREALIZED  FAIR      UNREALIZED    FAIR     UNREALIZED
                               VALUE     LOSSES    VALUE       LOSSES      VALUE      LOSSES
($ in thousands)              -------- ----------  --------  ----------  ---------- ----------
Debt Securities
U.S. government and agency... $     --  $     --  $ 15,629    $   (303)  $   15,629  $   (303)
State and political
  subdivision................       --        --    10,516        (116)      10,516      (116)
Foreign government...........       --        --     2,464         (25)       2,464       (25)
Corporate....................  134,427    (9,598)  478,287     (23,100)     612,714   (32,698)
Mortgage-backed..............  105,599    (9,822)  162,554      (7,086)     268,153   (16,908)
Other asset-backed...........  137,632   (15,661)   81,534      (5,318)     219,166   (20,979)
                              --------  --------   --------   --------   ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $377,658  $(35,081) $750,984    $(35,948)  $1,128,642  $(71,029)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE....... $ 39,024  $ (1,797) $ 67,088    $ (7,484)  $  106,112  $ (9,281)
                              ========  ========   ========   ========   ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (292)             $ (1,306)              $ (1,598)
                                        ========              ========               ========
NUMBER OF SECURITIES.........                243                   411                    654
                                        ========              ========               ========

Below investment grade debt securities with a fair value of less than 80% of the security's amortized costs totaled $(3,933) thousand at December 31, 2007, of which none have been in a significant loss position for greater than 12 months.

All of these securities are considered to be temporarily impaired at December 31, 2007 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED
DEBT AND EQUITY SECURITIES:

                                                  AS OF DECEMBER 31, 2006
                              --------------------------------------------------------------
                              LESS THAN 12 MONTHS GREATER THAN 12 MONTHS         TOTAL
                              ------------------  --------------------   --------------------
                               FAIR    UNREALIZED   FAIR      UNREALIZED   FAIR     UNREALIZED
                               VALUE     LOSSES     VALUE       LOSSES     VALUE      LOSSES
($ in thousands)              -------- ---------- ----------  ---------- ---------- ----------
Debt Securities
U.S. government and agency... $  5,643  $   (19)  $   50,878   $ (1,122) $   56,521  $ (1,141)
State and political
  subdivision................    1,014       (3)      14,367       (395)     15,381      (398)
Foreign government...........    4,024      (10)       9,323       (201)     13,347      (211)
Corporate....................  152,344   (1,595)     689,660    (19,422)    842,004   (21,017)
Mortgage-backed..............   78,465     (693)     257,905     (5,267)    336,370    (5,960)
Other asset-backed...........   53,844     (171)     102,302     (1,568)    156,146    (1,739)
                              --------  -------   ----------   --------  ----------  --------
TOTAL TEMPORARILY
  IMPAIRED SECURITIES........ $295,334  $(2,491)  $1,124,435   $(27,975) $1,419,769  $(30,466)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE....... $ 20,190  $  (377)  $   90,763   $ (3,859) $  110,953  $ (4,236)
                              ========  =======   ==========   ========  ==========  ========
BELOW INVESTMENT GRADE AFTER
  OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..................           $   (45)               $   (550)             $   (595)
                                        =======                ========              ========
NUMBER OF SECURITIES.........               165                     565                   730
                                        =======                ========              ========

There were no unrealized losses of below investment grade debt securities with a fair value less than 80% of the securities amortized cost at December 31, 2006.

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2007 and 2006, we had on deposit securities with a fair value of $7,370 thousand and $8,216 thousand, respectively, in insurance department special deposit accounts. We are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME

SOURCES OF NET INVESTMENT INCOME:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
($ in thousands)                                  --------  --------  --------
Debt securities.................................. $105,342  $127,977  $155,648
Equity securities................................       --        --         2
Other investments................................      162       148       183
Other income.....................................      421        --        --
Policy loans.....................................    1,472       581       479
Cash and cash equivalents........................    4,395     3,089     1,061
                                                  --------  --------  --------
Total investment income..........................  111,792   131,795   157,373
Investment expenses..............................   (2,185)   (2,470)   (2,999)
                                                  --------  --------  --------
NET INVESTMENT INCOME............................ $109,607  $129,325  $154,374
                                                  ========  ========  ========

NET REALIZED INVESTMENT GAINS (LOSSES)

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
DEBT SECURITY IMPAIRMENTS.......................... $   (3,287) $      (411) $    (2,651)
                                                    ----------  -----------  -----------
Debt security transaction gains....................      1,465        2,955        1,764
Debt security transaction losses...................     (2,827)      (7,253)      (9,254)
Equity security transaction gains..................         --           --           26
Equity security transaction losses.................         --           --          (13)
Other investment transaction gains (losses)........     (2,394)       2,249         (441)
                                                    ----------  -----------  -----------
NET TRANSACTION LOSSES.............................     (3,756)      (2,049)      (7,918)
                                                    ----------  -----------  -----------
NET REALIZED INVESTMENT LOSSES..................... $   (7,043) $    (2,460) $   (10,569)
                                                    ==========  ===========  ===========

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):

                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt securities.................................... $  (41,468) $     2,956  $   (54,591)
Equity securities..................................         --           --            5
Other investments..................................         50           10           --
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT GAINS (LOSSES)........... $  (41,418) $     2,966  $   (54,586)
                                                    ==========  ===========  ===========

Net unrealized investment gains (losses)........... $  (41,418) $     2,966  $   (54,586)
                                                    ----------  -----------  -----------
Applicable deferred policy acquisition costs (Note
  4)...............................................    (27,425)       4,930      (39,223)
Applicable deferred income tax benefit.............     (4,898)        (687)      (5,377)
                                                    ----------  -----------  -----------
Offsets to net unrealized investment losses........    (32,323)       4,243      (44,600)
                                                    ----------  -----------  -----------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN OTHER
  COMPREHENSIVE INCOME............................. $   (9,095) $    (1,277) $    (9,986)
                                                    ==========  ===========  ===========

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS
AND MATURITIES:
                                                           YEAR ENDED DECEMBER 31,
                                                    ------------------------------------
                                                       2007         2006         2005
($ in thousands)                                    ----------  -----------  -----------
Debt security purchases............................ $ (883,282) $  (999,542) $(1,139,974)
Equity security purchases..........................         --           --           --
Other investment purchases.........................       (350)      (1,060)      (2,434)
Policy loan advances, net..........................     (7,277)      (7,371)      (5,685)
                                                    ----------  -----------  -----------
INVESTMENT PURCHASES............................... $ (890,909) $(1,007,973) $(1,148,093)
                                                    ==========  ===========  ===========

Debt securities sales.............................. $  816,170  $ 1,178,127  $   873,995
Debt securities maturities and repayments..........    390,297      549,483      477,568
Equity security sales..............................         --           --          279
Other investment sales.............................      1,521          750        5,845
                                                    ----------  -----------  -----------
INVESTMENT SALES, REPAYMENTS AND MATURITIES........ $1,207,988  $ 1,728,360  $ 1,357,687
                                                    ==========  ===========  ===========

The maturities of debt securities, by contractual sinking fund payment and maturity are summarized in the following table. Actual maturities may differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we may have the right to put or sell the obligations back to the issuers.

MATURITIES OF DEBT SECURITIES:

                                                        AS OF DECEMBER 31, 2007
                                                        -----------------------
                                                           COST     FAIR VALUE
($ in thousands)                                        ----------  ----------
Due in one year or less................................ $  139,910  $  139,540
Due after one year through five years..................    429,405     424,704
Due after five years through ten years.................    455,099     441,414
Due after ten years....................................    739,962     703,928
                                                        ----------  ----------
TOTAL.................................................. $1,764,376  $1,709,586
                                                        ==========  ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   . Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   . Liabilities associated with the guaranteed minimum income benefit (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

For annuities with GMDB, 200 stochastically generated scenarios were used. For annuities with GMIB, we used 1,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF
CONTRACTS WITH GUARANTEES:

                                                           AS OF DECEMBER 31,
                                                          ---------------------
                                                             2007       2006
($ in thousands)                                          ---------- ----------
Debt securities.......................................... $  494,660 $  456,148
Equity funds.............................................  2,213,164  1,861,762
Other....................................................     80,657     68,810
                                                          ---------- ----------
TOTAL.................................................... $2,788,481 $2,386,720
                                                          ========== ==========

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2007
                                                              -----------------
                                                               ANNUITY  ANNUITY
                                                                GMDB     GMIB
($ in thousands)                                              --------  -------
Liability balance as of January 1, 2007...................... $ 26,979  $3,568
Incurred.....................................................  (21,813)  2,137
Paid.........................................................   (2,057)     --
                                                              --------  ------
LIABILITY BALANCE AS OF DECEMBER 31, 2007.................... $  3,109  $5,705
                                                              ========  ======

CHANGES IN GUARANTEED LIABILITY BALANCES:

                                                                 YEAR ENDED
                                                              DECEMBER 31, 2006
                                                              ----------------
                                                              ANNUITY   ANNUITY
                                                               GMDB      GMIB
($ in thousands)                                              -------   -------
Liability balance as of January 1, 2006...................... $27,749   $2,474
Incurred.....................................................   1,721    1,094
Paid.........................................................  (2,491)      --
                                                              -------   ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006.................... $26,979   $3,568
                                                              =======   ======

The reinsurance recoverable asset related to the GMDB was $1,335 thousand and $17,139 thousand as of December 31, 2007 and 2006, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB), a guaranteed minimum accumulation benefit (GMAB) and a guaranteed pay-out annuity floor (GPAF).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005 that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GPAF rider provides the policyholder with a minimum payment amount if the variable annuity payment falls below this amount on the payment calculation date.

The GMWB, GMAB and GPAF represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds. The fair value of the GMWB, GMAB and GPAF obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

7. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES (CONTINUED)

In order to minimize the volatility associated with the GMWB and GMAB liabilities, we have entered into a contract with Phoenix Life whereby we cede 100% of any claims for these guarantees. Because this contract does not transfer sufficient risk to be accounted for as reinsurance, we use deposit accounting for the contract. As of December 31, 2007 and 2006, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2007 or 2006. See Note 10 to these financial statements for more information.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policyholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:

                                                             NET AMOUNT     AVERAGE
                                                  ACCOUNT   AT RISK AFTER ATTAINED AGE
                                                   VALUE     REINSURANCE  OF ANNUITANT
($ in thousands)                                 ---------- ------------- ------------
GMDB return of premium.......................... $1,396,515    $ 5,398         59
GMDB step up....................................  1,761,416     33,481         60
GMDB earnings enhancement benefit (EEB).........     78,136         --         60
GMDB greater of annual step up and roll up......     42,492      3,582         63
                                                 ----------    -------
TOTAL GMDB AT DECEMBER 31, 2007................. $3,278,559    $42,461
                                                 ==========    =======

GMIB............................................ $  696,006                    59
GMAB............................................    381,304                    55
GMWB............................................    202,073                    61
GPAF............................................     36,684                    74
                                                 ----------
TOTAL AT DECEMBER 31, 2007...................... $1,316,067
                                                 ==========

With the return of premium, the death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).

With the step up, the death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.

With EEB, the death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB. The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.

With greater of annual step up and annual roll up, the death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the current account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2007 and 2006, we held additional universal life benefit reserves of $25,930 thousand and $8,841 thousand, respectively.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS AND DERIVATIVE INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR
VALUES OF FINANCIAL INSTRUMENTS:

                                                AS OF DECEMBER 31,
                                    -------------------------------------------
                                            2007                  2006
                                    --------------------- ---------------------
                                     CARRYING    FAIR      CARRYING    FAIR
                                      VALUE      VALUE      VALUE      VALUE
($ in thousands)                    ---------- ---------- ---------- ----------
Cash and cash equivalents.......... $  108,200 $  108,200 $   47,127 $   47,127
Debt securities....................  1,709,586  1,709,586  2,050,989  2,050,989
Policy loans.......................     22,819     22,819     15,542     15,542
                                    ---------- ---------- ---------- ----------
FINANCIAL ASSETS................... $1,840,605 $1,840,605 $2,113,658 $2,113,658
                                    ========== ========== ========== ==========

Investment contracts............... $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ---------- ---------- ---------- ----------
FINANCIAL LIABILITIES.............. $1,134,635 $1,139,325 $1,491,367 $1,486,758
                                    ========== ========== ========== ==========

FAIR VALUE OF INVESTMENT CONTRACTS

We determine the fair value of deferred annuities with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 100 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

We recognized an after-tax gain of $0.0 million, $1.2 million and $0.3 million for the years ended December 31, 2007, 2006 and 2005 (reported as other comprehensive income in Statement of Income, Comprehensive Income and Changes in Stockholder's Equity), which represented the change in fair value of interest rate forward swaps which had been designated as cash flow hedges of the forecasted purchase of assets. For changes in the fair value of derivatives that are designated as cash flow hedges of a forecasted transaction, we recognize the change in fair value of the derivative in other comprehensive income. Amounts related to cash flow hedges that are accumulated in other comprehensive income are reclassified into earnings in the same period or periods during which the hedged forecasted transaction (the acquired asset) affects earnings. For the years 2007, 2006 and 2005, we reclassified after-tax gains of $0.0 million, $1.2 million and $0.3 million, respectively, into earnings related to these derivatives.

We held no derivative assets at December 31, 2007 and 2006. See Note 7 to these financial statements for more information on our embedded derivatives related to our variable annuity guarantees.

9. INCOME TAXES

 ALLOCATION OF INCOME TAXES:

                                                     YEAR ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2007      2006      2005
 ($ in thousands)                                 --------  --------  --------
 Income tax expense (benefit) attributable to:
 Current......................................... $(44,715) $(21,403) $(18,313)
 Deferred........................................   48,358    24,419    15,512
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO NET INCOME (LOSS)....    3,643     3,016    (2,801)
 Other comprehensive loss........................   (4,898)   (1,121)   (5,558)
                                                  --------  --------  --------
 INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME
   (LOSS)........................................ $ (1,255) $  1,895  $ (8,359)
                                                  ========  ========  ========
 INCOME TAXES RECOVERED.......................... $(30,557) $(24,094) $(14,288)
                                                  ========  ========  ========

EFFECTIVE INCOME TAX RATE:

                                                      YEAR ENDED DECEMBER 31,
                                                    -------------------------
                                                      2007     2006     2005
($ in thousands)                                    -------  -------  -------
Income before income taxes......................... $19,630  $13,097  $ 1,422
                                                    -------  -------  -------
Income taxes at statutory rate of 35.0%............   6,871    4,584      498
Dividend received deduction........................  (2,778)  (1,572)  (2,924)
Tax interest.......................................       1        1     (378)
Other, net.........................................    (451)       3        3
                                                    -------  -------  -------
APPLICABLE INCOME TAXES (BENEFIT).................. $ 3,643  $ 3,016  $(2,801)
                                                    =======  =======  =======
Effective income tax (benefit) rates...............    18.6%    23.0%  (197.0)%
                                                    =======  =======  =======

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY
DIFFERENCES:

                                                             AS OF DECEMBER 31,
                                                             -----------------
                                                               2007      2006
($ in thousands)                                             --------  --------
Deferred income tax assets:
Future policyholder benefits................................ $140,526  $102,603
Unearned premiums / deferred revenues.......................   15,123    10,817
Investments.................................................    5,948        --
                                                             --------  --------
GROSS DEFERRED INCOME TAX ASSETS............................  161,597   113,420
                                                             --------  --------
Deferred income tax liabilities:
Deferred policy acquisition costs...........................  296,057   207,513
Investments.................................................       --       849
Other.......................................................    5,655     1,712
                                                             --------  --------
GROSS DEFERRED INCOME TAX LIABILITIES.......................  301,712   210,074
                                                             --------  --------
DEFERRED INCOME TAX LIABILITY............................... $140,115  $ 96,654
                                                             ========  ========

We are included in the consolidated federal income tax return filed by PNX and are party to a tax sharing agreement by and among PNX and its subsidiaries. In accordance with this agreement, federal income taxes are allocated as if they had been calculated on a separate company basis, except that benefits for any net operating losses or other tax credits used to offset a tax liability of the consolidated group will be provided to the extent such loss or credit is utilized in the consolidated federal tax return.

We are included in the consolidated federal income tax return filed by PNX. Within the consolidated tax return, we are required by regulations of the Internal Revenue Service (IRS) to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from the non-life group that can be offset against taxable income of the life group. These limitations may affect the amount of any operating loss carryovers that we have now or in the future.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 2007 and 2006 will be realized.

As of December 31, 2007, we had current taxes receivable of $10,184 thousand.

We adopted the provisions of FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), on January 1, 2007. As a result of the implementation of FIN 48, we recognized a decrease in reserves for uncertain tax benefits through a cumulative effect adjustment of approximately $1,000 thousand, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings. Including the cumulative effect adjustment, we had approximately $1,840 thousand of total gross unrecognized tax benefits as of January 1, 2007. The entire amount of unrecognized tax benefits would, if recognized, impact the annual effective rate upon recognition.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

RECONCILIATION OF THE BEGINNING AND ENDING AMOUNT OF
UNRECOGNIZED TAX BENEFITS:

($ in thousands)
Balance at January 1, 2007............................................. $1,840
Reductions for tax positions of prior years............................   (975)
Settlements with taxing authorities....................................   (340)
                                                                        ------
BALANCE AT DECEMBER 31, 2007........................................... $  525
                                                                        ======

Based upon the timing and status of our current examinations by taxing authorities, we do not believe that it is reasonably possible that any changes to the balance of unrecognized tax benefits occurring in the next 12 months will result in a significant change to the results of operations, financial condition or liquidity. In addition, we do not anticipate that there will be additional payments made or refunds received within the next 12 months with respect to the years under audit. We do not anticipate any increases to the unrecognized tax benefits that would have a significant impact on the financial position of the company.

Our federal income tax returns are routinely audited by the IRS. We are no longer subject to income tax examinations by federal authorities for tax years prior to 2004. Our U.S. federal income tax returns for 2004 and 2005 are currently being examined. We do not believe that the examination will result in a material change in our financial position. We are not currently under audit with any state taxing authorities.

We recognize interest and penalties related to amounts accrued on uncertain tax positions and amounts paid or refunded from federal and state income tax authorities in tax expense. The interest and penalties recorded during the twelve month periods ending December 31, 2006 and 2007 were not material. We did not have an accrual for the payment of interest and penalties as of December 31, 2007.

10. RELATED PARTY TRANSACTIONS

Capital Contributions

During the year ended December 31, 2007, we received $49,984 thousand in capital contributions from Phoenix Life, of which $25,000 thousand was in cash and $24,984 was in securities.

Related Party Transactions

The amounts included in the following discussion are gross expenses, before deferrals for policy acquisition costs.

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $270,394 thousand, $203,521 thousand and $108,701 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $11,767 thousand and $18,650 thousand as of December 31, 2007 and 2006, respectively.

During 2006, we entered into a contract with Phoenix Life whereby we cede to Phoenix Life the liabilities related to certain guarantees on our annuity products. Because this contract does not transfer sufficient risk to qualify for reinsurance accounting, we account for ceded liabilities as a deposit asset. The asset on deposit with Phoenix Life was $3,051 thousand and $220 thousand at December 31, 2007 and 2006, respectively. This amount is included in our balance sheet in other general account assets. Amounts due to Phoenix Life under this contract were $336 thousand and $215 thousand at December 31, 2007 and 2006, respectively.

Phoenix Investment Partners Ltd. (PXP), an indirect wholly-owned subsidiary of PNX, through its affiliated registered investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us for management of general account assets under this arrangement were $2,172 thousand, $2,439 thousand and $2,993 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to the affiliated investment advisors were $15 thousand and $106 thousand, as of December 31, 2007 and 2006, respectively. Through July 2007 PXP provided investment advisory services to the variable product separate accounts. They received variable product separate account fees on our behalf, retained a portion of those fees, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0 thousand and $245 thousand as of December 31, 2007 and 2006, respectively. The variable product separate account fees retained by PXP were $271 thousand, $684 thousand and $697 thousand for 2007, 2006 and 2005, respectively.

Effective August 2007, Phoenix Variable Advisors, Inc. (PVA), an indirect wholly-owned subsidiary of Phoenix Life, became the investment advisor for the variable product separate accounts. They receive variable product separate account fees on our behalf and forward them to us, net of sub-advisory fees they paid. Amounts receivable from PVA for those fees were $276 thousand as of December 31, 2007.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of our annuity contracts. Until May 31, 2004, contracts could be purchased through registered representatives of our former affiliate, W.S. Griffith Securities, Inc. (Griffith). Other outside broker-dealers are licensed to sell our annuity contracts as well. We incurred commissions for contracts underwritten by PEPCO of $48,331 thousand, $38,062 thousand and $35,422 thousand for the years ended December 31, 2007, 2006 and 2005, respectively. Amounts payable to PEPCO were $2,269 thousand and $278 thousand as of December 31, 2007 and 2006, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. Commissions paid by Phoenix Life on our behalf were $159,847 thousand, $105,993 thousand and $54,927 thousand for the years ended
December 31, 2007, 2006 and 2005, respectively. Amounts payable to Phoenix Life were $13,684 thousand and $4,187 thousand as of December 31, 2007 and 2006, respectively.

PREMIUM PROCESSING SERVICES

We provide payment processing services for Phoenix Life, wherein we receive deposits on Phoenix Life annuity contracts, and forward those payments to Phoenix Life. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life of $416 thousand and $1,914 thousand, respectively. We do not charge any fees for this service.

We also provide payment processing services for Phoenix Life and Annuity, a wholly-owned indirect subsidiary of Phoenix Life, wherein we receive deposits on certain Phoenix Life and Annuity annuity contracts, and forward those payments to Phoenix Life and Annuity. During 2006, we began including life insurance premiums in this service. In connection with this service, at December 31, 2007 and 2006, we had amounts due to Phoenix Life and Annuity of $482 thousand and $16 thousand, respectively. We do not charge any fees for this service.

In certain instances Phoenix Life and Phoenix Life and Annuity may receive premiums on behalf of PHLVIC. Amounts due from Phoenix Life were $237 thousand and $71 thousand as of December 31, 2007 and 2006, respectively. Amounts due from Phoenix Life and Annuity were $15 thousand and $0 thousand as of December 31, 2007 and 2006, respectively.

11. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

PNX has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. PNX also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. PNX's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but to service expected to be conferred in the future.

PNX sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. PNX also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by PNX.

In addition to its pension plans, PNX currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of PNX's affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. PNX, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.

12. OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:

                                                             YEAR ENDED DECEMBER 31,
                                             -------------------------------------------------------
                                                    2007              2006               2005
                                             -----------------  ----------------  ------------------
                                               GROSS     NET     GROSS     NET      GROSS      NET
($ in thousands)                             --------  -------  -------  -------  --------  --------
Unrealized gains (losses) on investments.... $(36,769) $(6,995) $ 7,264  $ 1,516  $(64,713) $(16,569)
Net realized investment gains (losses)
  on available-for-sale securities
  included in net income....................   (4,649)  (2,100)  (4,298)  (2,793)   10,127     6,583
                                             --------  -------  -------  -------  --------  --------
Net unrealized investment gains (losses)....  (41,418)  (9,095)   2,966   (1,277)  (54,586)   (9,986)
Net unrealized losses on derivative
  instruments...............................       --       --   (1,241)    (807)     (516)     (335)
                                             --------  -------  -------  -------  --------  --------
Other comprehensive income (loss)...........  (41,418) $(9,095)   1,725  $(2,084)  (55,102) $(10,321)
                                             --------  =======  -------  =======  --------  ========
Applicable deferred policy acquisition cost
  amortization..............................  (27,425)            4,930            (39,223)
Applicable deferred income tax benefit......   (4,898)           (1,121)            (5,558)
                                             --------           -------           --------
Offsets to other comprehensive income.......  (32,323)            3,809            (44,781)
                                             --------           -------           --------
OTHER COMPREHENSIVE LOSS.................... $ (9,095)          $(2,084)          $(10,321)
                                             ========           =======           ========

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE
INCOME:

                                                           AS OF DECEMBER 31,
                                                 -------------------------------------
                                                        2007                2006
                                                 ------------------  -----------------
                                                   GROSS      NET      GROSS     NET
($ in thousands)                                 --------  --------  --------  -------
Unrealized losses on investments................ $(56,002) $(11,784) $(14,584) $(2,689)
Unrealized gains on derivative instruments......       --        --        --       --
                                                 --------  --------  --------  -------
Accumulated other comprehensive loss............  (56,002) $(11,784)  (14,584) $(2,689)
                                                 --------  ========  --------  =======
Applicable deferred policy acquisition costs....  (37,873)            (10,448)
Applicable deferred income taxes................   (6,345)             (1,447)
                                                 --------            --------
Offsets to other comprehensive income...........  (44,218)            (11,895)
                                                 --------            --------
ACCUMULATED OTHER COMPREHENSIVE LOSS............ $(11,784)           $ (2,689)
                                                 ========            ========

13. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. The State of Connecticut Insurance Department (the Department) has adopted the National Association of Insurance Commissioners' (the NAIC's) Accounting Practices and Procedures manual effective January 1, 2001 (NAIC SAP) as a component of its prescribed or permitted statutory accounting practices. As of December 31, 2007, 2006 and 2005, the Department has not prescribed or permitted us to use any accounting practices that would materially deviate from NAIC SAP. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, Income Taxes, which limits deferred income tax assets based on admissibility tests.

Connecticut Insurance Law requires that Connecticut life insurers report their risk-based capital. Risk-based capital is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Connecticut Insurance Law gives the Connecticut Commissioner of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain risk-based capital levels. Our risk-based capital was in excess of 350% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2007 and 2006.

STATUTORY FINANCIAL DATA:

                                                              AS OF OR FOR THE YEAR
                                                               ENDED DECEMBER 31,
                                                          -----------------------------
                                                             2007      2006      2005
($ in thousands)                                          ---------  --------  --------
Statutory capital and surplus............................ $ 167,436  $220,342  $264,825
Asset valuation reserve..................................    14,774    14,320     5,575
                                                          ---------  --------  --------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE... $ 182,210  $234,662  $270,400
                                                          =========  ========  ========
STATUTORY GAIN (LOSS) FROM OPERATIONS.................... $ (98,589) $(33,094) $ 12,251
                                                          =========  ========  ========
STATUTORY NET INCOME (LOSS).............................. $(102,297) $(33,994) $ 12,749
                                                          =========  ========  ========

The Connecticut Insurance Holding Company Act limits the maximum amount of annual dividends and other distributions in any 12-month period to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2008 without prior approval.

14. CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2005, the Boston District Office of the SEC completed a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future. Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements


         (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm theretoare contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2007; Statement of Operations for the year ended December 31, 2007; Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006; and Notes to Financial Statements.

         (2) The financial statements of PHL Variable Insurance Company and the report of Independent Registered Public Accounting Firm thereto are contained in the Statement of Additional Information. The financial statements of PHL Variable Insurance Company include:
             Balance Sheet as of December 31, 2007 and 2006; Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005; Statement of Cash Flows for the years ended December 31, 2007, 2006 and 2005; and Notes to Financial Statements.


     (b) Exhibits


         (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Initial Form N-4 (File
             No. 333-68164), filed via EDGAR on August 22, 2001.


         (2) Not Applicable.

         (3) Distribution of Contracts


             (a) Master Service and Distribution Compliance Agreement between
                 Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Form N-4 (File No. 033-87376) Post-Effective Amendment No. 17, filed via EDGAR on April 30, 2002.


             (b) Form of Broker Dealer Supervisory and Service Agreement
                 between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of contracts is incorporated by reference and filed via EDGAR on Registration Statement Form N-4 (File No. 333-48140) Post-Effective Amendment No. 9, on April 22, 2005.


         (4) (a) Form of Variable Annuity Contract is incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-48140), filed via EDGAR on February 14, 2001.


             (b) Form of Guaranteed Minimum Payment Rider (Form No. IR30) is
                 incorporated by reference and filed via EDGAR on Registration Statement Form N-4. (File No. 333-48140) Post-Effective Amendment No. 9, on April 22, 2005.

         (5) Form of Application is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File No. 333-48140), filed via EDGAR on February 14, 2001.


         (6) (a) Amended and Restated Certificate of Incorporation of PHL Variable Insurance Company is incorporated by reference to Form N-4 (File No. 333-68164), filed via EDGAR on August 22, 2001.


             (b) Amended and Restated By-Laws of PHL Variable Insurance Company
                 as amended and restated effective May 16, 2002, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 333-48140) on April 30, 2004.

         (7) Not Applicable.

         (8) (a) Participation Agreements.


                 (1) Amended and Restated Participation Agreement dated
                     February 1, 2008 among PHL Variable Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLP and Columbia Management Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.

                 (2)(a) Participation Agreement as of May 1, 2000 among
                        Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company, and PHL Variable Insurance Company ("PHLVIC"), is incorporated by reference to Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.

                    (b) Amendment to Participation Agreement as of May 1, 2000
                        among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Home Life Mutual Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 5 on Form N-6 (File No. 333-81458), filed via EDGAR on April 30, 2004.


                    (c) Amendment to Participation Agreement as of May 3, 2004
                        by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.


                    (d) Amendment No. 3 to Participation Agreement as of May 1,
                        2006 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Life Insurance Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.


                    (e) Amendment No.4 to Participation Agreement as of May 1,
                        2007, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Pre-Effective Amendment No.1 on Form N-6 (File No.333-146301), filed via EDGAR on December 21, 2007.

                    (f) Amendment No.5 dated March 1, 2008 to the Participation
                        Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Phoenix Home Mutual Life Insurance Company, and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


                 (3) Fund Participation Agreement dated July 15, 1999, among
                     PHL Variable Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                     No. 333-65823), filed via EDGAR on April 30, 2002.

                 (4)(a) Fund Participation Agreement dated July 19, 1999 among
                        BT Insurance Funds Trust, Bankers Trust Company, and PHL Variable Insurance Company ("PHLVIC") is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                    (b) Amendment No. 1 to the Fund Participation Agreement
                        dated April 20, 2001 among Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust), Bankers Trust Company and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File
                        No. 333-65823), filed via EDGAR on April 30, 2002.

                    (c) Amendment No. 2 to the Fund Participation Agreement
                        dated October 29, 2001 among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and PHLVIC is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.


                    (d) Amendment No. 3 dated February 1, 2008 to the Fund
                        Participation Agreement dated July 19, 1999 among PHL Variable Insurance Company, DWS Investments VIT Funds (formerly, Deutsche Asset Management VIT Funds and BT Insurance Funds Trust) and Deutsche Investment Management Americas Inc. (successor by merger to Deutsche Asset Management, Inc.) is incorporated by reference to Post-Effective Amendment No. 8 on form N-4 (File No. 333-123040), filed via EDGAR on April 30, 2008.


                 (5) Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916) filed via EDGAR on August 11, 2006.

                 (6) Participation Agreement dated June 1, 2000 among PHL
                     Variable Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Post-

                     Effective Amendment No. 2 on Form S-6 (File
                     No. 333-65823), filed via EDGAR on April 30, 2002.

                 (7)(a) Participation Agreement dated June 1, 2000 among PHL
                        Variable Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Form S-6 (File
                        No. 333-65823), filed via EDGAR on April 30, 2002.


                    (b) Amendment and Assignment dated as of June 6, 2007
                        between Variable Insurance Products Fund II ("Current Fund"), Fidelity Distributors Corporation (the "Underwriter") and PHL Variable Insurance Company (the "Company") to the Participation Agreement dated June 1, 2000, as amended, is incorporated by reference to Pre-effective Amendment No.1 to Initial Registration Statement on Form N-6 (File No.333-143656) filed via EDGAR on November7, 2007. (Note: Fidelity reorganized the following portfolios: Asset Manager Portfolio, Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio into a new Variable Insurance Products Fund V. This Amendment (1)amends the Participation Agreement to delete the affected portfolios; and
                        (2)creates a new participation agreement for Fund V by adopting the terms of the Participation Agreement and assigning each fund's rights, benefits and obligations under the Participation Agreement with respect to the corresponding portfolios of Fund V.)


                 (8) Participation Agreement dated March 29, 2001 among PHL
                     Variable Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-65823), filed via EDGAR on April 30, 2002.

                 (9) Participation Agreement dated May 30, 2003 among PHL
                     Variable Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File
                     No. 333-81458), filed via EDGAR on April 30, 2004.


                 (10)Participation Agreement dated April 25, 2005 among PHL
                     Variable Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.

                 (11)Fund Participation Agreement dated April 14, 2005 among
                     PHL Variable Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.


                 (12)Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.

                 (13)Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File
                     No. 333-119916), filed via EDGAR on August 11, 2006.

                 (14)Participation Agreement dated May 1, 2006 among PHL
                     Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-119916), filed via EDGAR on August 11, 2006.


                 (15)Amended and Restated Participation Agreement dated
                     January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376) Post-Effective No. 27, filed via EDGAR on February 20, 2007.


                 (16)Participation Agreement dated September 7, 2007 among PHL
                     Variable Insurance Company, Sentinel Variable Products Trust and Sentinel Financial Services Company is incorporated by reference to Post-Effective Amendment
                     No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on or about September 6, 2007.


                 (17)Participation Agreement dated April 1, 2008, among PHL
                     Variable Insurance Company, Phoenix Equity Planning Corporation, AllianceBernstein LP and AllianceBernstein Investments, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File
                     No. 333-123040), filed via EDGAR on April 30, 2008.

                 (18)Participation Agreement dated February 1, 2008, among PHL
                     Variable Insurance Company, Phoenix Equity Planning Corporation, Summit Mutual Funds, Inc., and Ameritas Investment Corporation is incorporated by reference to Post-Effective Amendment No. 8 on form N-4 (File
                     No. 333-123040), filed via EDGAR on April 30, 2008.


                 (b) Other Material Contracts:


                 (1) Amended and Restated Administration and Accounting
                     Services Agreement dated March 1, 2003 by and between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

                 (2) Amendment dated January 1, 2005 to Amended and Restated
                     Administration and Accounting Services Agreement between PHL Variable Insurance Company and PFPC, INC. is incorporated by reference to Post-Effective Amendment No. 7 on Form N-4 (File No. 333-123040), filed via EDGAR on September 7, 2007.

                 (3) Information Sharing Agreements pursuant to Rule 22c-2 for the following funds: AIM Variable Insurance Funds,The Alger American Fund,DWS Funds, Federated Insurance Series,.Franklin Templeton Variable Insurance Products Trust,Lazard Retirement Series,Lord Abbett Series Fund, Inc.,Neuberger Berman Advisers Management Trust,Oppenheimer Variable Account Funds,The Rydex Trust,Wanger Advisors Trust; and, The Universal Institutional Funds are incorporated by reference to Form N-4 (File No. 033-87376), Post-Effective Amendment No. 29, filed via EDGAR on May 1, 2007.

                 (4) Information Sharing Agreement dated as of September 7,
                     2007, pursuant to Rule 22c-2 between Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company and the Sentinel Variable Products Trust is incorporated by reference to Post-effective Amendment No.6 on Form N-4 (File No.333-123035), filed via EDGAR on September 28, 2007.

                 (5) Information Sharing Agreement dated February 1, 2008 by and between PHL Variable Insurance Company, Phoenix Life and Annuity Company, Phoenix Life Insurance Company and Summit

                     Mutual Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 8 on Form N-4 (File No. 333-123040) filed via EDGAR on April 30, 2008.

                 (9) Written Opinion and Consent of Michele Drummey, Esq.,
                     filed herewith.



                 (10) (a) Consent of Independent Registered Public Accounting
                          Firm, filed herewith.

                      (b) Powers of Attorney for Philip K. Polkinghorn,
                          Director and President, James D. Wehr, Director, Peter A. Hoffman, Chief Financial Officer, David R. Pellerin, Chief Accounting Officer and Christopher M. Wilkos, Director, are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-1 (File No. 333-87218) filed via EDGAR on April 25,2008.


                 (11)Not Applicable.

                 (12)Not Applicable.

Item 25. Directors and Executive Officers of the Depositor.


Name                    Position
----                    --------
Philip K. Polkinghorn*  Director and President
James D. Wehr**         Director, Executive Vice President and Chief
                        Investment Officer
John H. Beers*          Vice President and Secretary
Peter A. Hofmann*       Senior Executive Vice President and Chief Financial
                        Officer
David R. Pellerin*      Senior Vice President and Chief Accounting Officer
John R. Flores*         Vice President and Chief Compliance Officer
Daniel J. Moskey*       Vice President and Treasurer
Tracy L. Rich*          Executive Vice President and Assistant Secretary
Christopher M. Wilkos** Director, Senior Vice President and Corporate
                        Portfolio Manager

--------

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115-0480.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Phoenix Companies, Inc. (100%) Delaware
   Phoenix Distribution Holding Company (100%) Connecticut

             WS Griffith Securities, Inc. (100%) New York

   Phoenix Investment Management Company (100%) Connecticut
       Phoenix Investment Partners, Ltd. (100%) Delaware
             DP Holdings, Ltd. (100%) New Brunswick, Canada
             DPCM Holdings, Inc. (100%) Illinois

             Duff & Phelps Investment Management Company (100%) Illinois

             Goodwin Capital Advisers, Inc. (100%) New York
             Kayne Anderson Rudnick Investment Management, LLC (100%) California Pasadena Capital Corporation (100%) California
                 Engemann Asset Management (100%) California
             Phoenix Alternative Investment Advisers, Inc. (100%) Connecticut Phoenix Equity Planning Corporation (100%) Connecticut
                 Phoenix Investment Counsel, Inc. (100%) Massachusetts
             Phoenix/Zweig Advisers, LLC (100%) Delaware

                 Euclid Advisors, LLC (100%) New York

             PXP Securities Corp. (100%) New York
             Rutherford Financial Corporation (100%) Delaware
             Rutherford, Brown & Catherwood, LLC (73.2%) Delaware
             SCM Advisors, LLC (100%) California
             Walnut Asset Management, LLC (70.6%) Delaware
   Phoenix Life Insurance Company (100%) New York
       Next Generation Ventures LLC (50%) Connecticut
       Phoenix Life Separate Account B (100%) New York
       Phoenix Life Separate Account C (100%) New York
       Phoenix Life Separate Account D (100%) New York
       Phoenix Life Variable Accumulation Account (100%) New York
       Phoenix Life Variable Universal Life Account (100%) New York
       PM Holdings, Inc. (100%) Connecticut
             American Phoenix Life and Reassurance Company (100%) Connecticut
                 Phoenix Life and Reassurance Company of New York (100%) New
              York

             PFG Holdings, Inc. (100%) Pennsylvania

                 AGL Life Insurance Company (100%) Pennsylvania
                 PFG Distribution Company (100%) Delaware
                 Philadelphia Financial Group, Inc. (100%) Delaware
             PHL Variable Insurance Company (100%) Connecticut
                 PHL Variable Accumulation Account (100%) Connecticut PHLVIC Variable Universal Life Account (100%) Connecticut
             Phoenix Founders, Inc. (100%) Connecticut
             Phoenix International Capital Corporation (100%) Connecticut
                 Practicare, Inc. (100%) Delaware
             Phoenix Life and Annuity Company (100%) Connecticut
                 Phoenix Life and Annuity Variable Universal Life Account
              (100%) Connecticut
             Phoenix New England Trust Holding Company (100%) Connecticut Phoenix Variable Advisors, Inc. (100%) Delaware
             PML International Insurance Limited (100%) Bermuda
       The Phoenix Edge Series Fund (0%) Massachusetts business trust Phoenix National Trust Holding Company (100%) Connecticut

   Phoenix Life Solutions, Inc. (100%) Delaware


   Only companies that file consolidated financial statements with the Securities and Exchange Commission ("SEC") are The Phoenix Companies Inc. and Phoenix Life Insurance Company. In addition, PHL Variable Insurance Company and Phoenix Life and Annuity Company file individual financial statements with the SEC. For the remainder, except the separate accounts (defined as Phoenix Life Separate Account B, Phoenix Life Separate Account C, Phoenix Life Separate Account D, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account) all other entities are included in the consolidated financial statement, for The Phoenix Companies, Inc., but none file individual financial statements with the SEC.

Item 27. Number of Contract Owners.

   As of February 29, 2008,there were no qualified or nonqualified contract owners.


Item 28. Indemnification.

   Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

   Article VI, Section 6.01. of the Bylaws of the Depositor (as amended and restated effective May 16, 2002) provides that: "Each director, officer or employee of the company, and his heirs, executors, or administrators, shall be indemnified or reimbursed by the company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a director, officer or employee of the company, or of any other company which he was serving as a director or officer at the request of the company, except in relation to matters as to which such director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, bylaw, agreement, vote of shareholders or otherwise."

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriter.

   Phoenix Equity Planning Corporation ("PEPCO")

    (a)PEPCO serves as the principal underwriter for the following entities:


       Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHL Variable Accumulation Account II, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


    (b)Directors and Executive Officers of PEPCO.


Name                           Position
----                           --------
George R. Aylward, Jr. **      Director, Executive Vice President
John H. Beers*                 Vice President and Secretary
John R. Flores*                Vice President and Anti-Money Laundering Officer
David Hanley**                 Vice President and Treasurer
Stephen D. Gresham**           Director, Senior Vice President
David C. Martin*               Vice President and Chief Compliance Officer
Philip K. Polkinghorn*         Director, Executive Vice President

--------

* The business address of this individual is One American Row, Hartford, CT 06103-2899.
** The business address of this individual is 56 Prospect Street, Hartford, CT
   06115-0480.


    (c)PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.

Item 30.Location of Accounts and Records.

   The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of PHL Variable Insurance Company located at One American Row, Hartford, Connecticut 06103-2899.

Item 31.Management Services.

   Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


Year                                                                   Fee Paid
----                                                                   --------
2007.................................................................. $ 95,000
2006.................................................................. $101,000
2005.................................................................. $ 86,000


Item 32.Undertakings.

    (a)Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

    (b)Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

    (c)Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and


Representation Required by Section 26(f)(2)(A) of the Investment Company Act of 1940


       PHL Variable Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by PHL Variable Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PHL Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 13 to this Registration Statement No. 333-48140 to be signed on its behalf by the undersigned thereunto duly authorized, all in the in the City of Hartford and State of Connecticut on this 30th day of April 2008.


                                              PHL VARIABLE ACCUMULATION ACCOUNT
                                              (Registrant)

                                              By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President
                                                  PHL VARIABLE INSURANCE COMPANY

                                              By:
                                                  ------------------------------
                                                  Philip K. Polkinghorn*
                                                  Director and President

                                              By: /s/ Kathleen A. McGah
                                                  ------------------------------
                                                  *Kathleen A. McGah

                                              *  As Attorney-in-Fact pursuant
                                                 to power of attorney



As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No.13 to Registration Statement No.333-48140 on April 30, 2008.



Signature                                Title
---------                                -----

                                         Senior Vice President and
---------------------------------------  Chief Financial Officer
Peter A. Hofmann*

                                         Senior Vice President and
---------------------------------------  Chief Accounting Officer
David R. Pellerin*

                                         Director, President
---------------------------------------
Philip K. Polkinghorn*

                                         Director, Executive Vice President
---------------------------------------  and Chief Investment Officer
James D. Wehr*

                                         Director, Senior Vice President
---------------------------------------  and Corporate Portfolio Manager
Christopher M. Wilkos*



By: /s/ Kathleen A. McGah
    -------------------------
    * Kathleen A. McGah

*  As Attorney-in-Fact
   pursuant to Powers of
   Attorney

                                 Exhibit Index



 Exhibit 24 (b)(9)     Opinion and Consent of Counsel
 Exhibit 24 (b)(10)(a) Consent of Independent Registered Public Accounting Firm


                                     C-11